UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05570
                                                     ---------------------

                   Nuveen Premium Income Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                SEMIANNUAL REPORT April 30, 2006

                        Nuveen Investments
                        Municipal Exchange-Traded
                        Closed-End Funds

  NUVEEN PREMIUM
INCOME MUNICIPAL
      FUND, INC.
             NPI

  NUVEEN PREMIUM
INCOME MUNICIPAL
    FUND 2, INC.
             NPM

  NUVEEN PREMIUM
INCOME MUNICIPAL
    FUND 4, INC.
             NPT


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DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)


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

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board



Chairman's
     LETTER TO SHAREHOLDERS

Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Managers' Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.


"PORTFOLIO DIVERSIFICATION IS A RECOGNIZED WAY TO TRY TO REDUCE SOME OF THE RISK THAT COMES WITH INVESTING."


Municipal bonds can be an important building block in a well balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. I encourage you to contact your personal financial advisor who may help explain this important investment strategy.

Nuveen Investments is pleased to offer you choices when it comes to receiving your fund reports. In addition to mailed print copies, you can also sign up to receive future Fund reports and other Fund information by e-mail and the Internet. Not only will you receive the information faster, but this also may help lower your Fund's expenses. The inside front cover of this report contains information on how you can sign up.

We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

Sincerely,


/s/ Timothy R. Schwertfeger


Timothy R. Schwertfeger
Chairman of the Board

June 12, 2006

Nuveen Investments Municipal Exchange-Traded Closed-End Funds
NPI, NPM, NPT


Portfolio Managers'
        COMMENTS

Portfolio managers Dan Solender and Tom Spalding review key investment strategies and the six-month performance of these three Funds. With 19 years of investment experience, including 10 at Nuveen, Dan assumed portfolio management responsibility for NPI and NPM in 2003. A 29-year veteran of Nuveen, Tom has managed NPT since 2003.


WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX MONTHS ENDED APRIL 30, 2006?

During this reporting period, we saw a general increase in interest rates, although rates at the longer end of the yield curve remained more stable than those at the short end throughout much of the period. Between November 1, 2005 and April 30, 2006, the Federal Reserve implemented four increases of 0.25% each in the fed funds rate, raising this short-term target by 100 basis points--from 3.75% to 4.75%. (On May 10, 2006, the fed funds rate was increased by another 25 basis points to 5%, marking the Fed's 16th consecutive quarter-point hike since June 2004.) In contrast, the yield on the benchmark 10-year U.S. Treasury note ended April 2006 at 5.06%, up from 4.55% six months earlier, while the yield on the Bond Buyer 25 Revenue Bond Index, a widely followed measure of longer-term municipal market rates, was 5.22% at the end of April 2006, an increase of just two basis points from the beginning of November 2005. As interest rates increased, bond valuations generally declined, and the yield curve flattened as short-term rates approached the levels of longer-term rates.

In this environment, one of our key strategies continued to be careful duration1 management, part of which included efforts to more closely align the duration and yield curve positioning of these Funds. In general, our purchase activity during this period targeted attractively priced bonds maturing in 15 to 20 years. We believed that bonds in this part of the curve generally offered better value and reward opportunities more commensurate with their risk levels. As the yield curve continued to flatten, we started to see more opportunities to add value at the longer end of the curve, and we began to move our purchases into the 20-year and longer range. The longer durations of the bonds we added to all of the Funds' portfolios enabled us to maintain the Funds' durations within our preferred strategic range and contributed to their performance for the period.

In NPI and NPM, we were also selectively selling holdings with shorter durations and reinvesting further out on the yield curve, which helped to improve the Funds' overall call protection. As yields rose during this period, we also found some opportunities to sell a few of NPI's and NPM's holdings that had been purchased when yields were lower. We then replaced these holdings with similar, newer credits that yielded comparatively more.



1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

This process allowed us to maintain these Funds' current portfolio characteristics while strengthening their income streams. It also enabled us to realize some capital losses that can be used to offset any capital gains realized in 2006 or carried forward to offset future realized gains.

In looking for potential purchase candidates, we kept an opportunistic eye toward all types of issuance that we believed could add value to the Funds' portfolios and keep the Funds well diversified geographically. Overall, portfolio activity was relatively light during this period. This was due in part to the fact that these Funds entered the reporting period fully invested and with routine call exposure. Another factor was the 5.5% decline in municipal supply during this six-month period compared with the same period 12 months earlier (November 2004-April 2005). The decrease in supply was even more evident during the first four months of 2006, when new issuance dropped almost 25% from the levels of January-April 2005. At the same time, demand for municipal bonds continued to be diverse and broad-based, with retail investors, property and casualty insurance companies, and third-party investors--such as hedge funds and arbitrage accounts--all participating in the market.

In general, much of the new supply was highly rated and/or insured, and the majority of our new purchases during this time were higher-rated credits. While we continued to emphasize maintaining the Funds' weightings of bonds rated BBB or lower and nonrated bonds, tighter supply meant fewer opportunities to find additional lower-rated issues that we believed represented value for shareholders. In NPI and NPM, however, we did continue to make some progress in adding to the Funds' weightings of bonds rated BBB and lower, purchasing higher-yielding credits that could potentially help to support the Funds' income streams. In NPT, one of the few lower credit quality areas where we found opportunities to add value was the tobacco sector, and we purchased selected tobacco issues to maintain NPT's exposure to this sector.

Given the tight spreads in all parts of the municipal market, NPI and NPM also continued to purchase paper issued in specialty states such as California and New York when we found attractively priced opportunities. Because of the relatively higher tax levels in many of these specialty states, municipal bonds issued in these states are generally in great demand by retail investors, which helps to support their value. They also provide additional liquidity, making it easier for us to execute trades as part of implementing our strategies.

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as relevant benchmark and peer group information, are presented in the accompanying table.


TOTAL RETURNS ON NET ASSET VALUE*

For periods ended 4/30/06

                  6-MONTH           1-YEAR           5-YEAR            10-YEAR
--------------------------------------------------------------------------------
NPI               2.24%             2.57%            6.47%             6.31%
--------------------------------------------------------------------------------
NPM               1.86%             2.38%            6.68%             6.79%
--------------------------------------------------------------------------------
NPT               1.88%             2.60%            5.61%             5.83%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal
Bond Index2       1.56%             2.16%            5.40%             5.90%
--------------------------------------------------------------------------------
Lipper General
Leveraged
Municipal Debt
Funds Average3    2.60%             3.86%            7.34%             6.68%
--------------------------------------------------------------------------------
* Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.


For the six months ended April 30, 2006, the cumulative returns on net asset value (NAV) for all three of the Funds in this report exceeded the return on their Lehman Brothers municipal benchmark. Each of the Funds underperformed the average return for their Lipper peer group for this period.

One of the factors that, on balance, benefited the six-month performance of these Funds relative to that of the unleveraged Lehman Brothers Municipal Bond Index was the Funds' use of financial leverage. While leveraging can add volatility to a Fund's NAV and share price, this strategy can also provide opportunities for additional income and total return for common shareholders. The benefits of leveraging are tied in part to the short-term rates leveraged Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. Conversely, when short-term interest rates rise, as they did during this reporting period, the Funds' borrowing costs also rise, which can impact the Funds' income streams and total returns. However, as long as short-term yields are lower than those of the long-term bonds in the Funds' portfolios, the income received by the common shareholders of leveraged Funds will be higher than it would be if the Funds were unleveraged. Despite the impact of rising interest rates on bond valuations, the extra income, or yield advantage, resulting from leveraging during this period remained strong enough to help the Funds' total returns outperform the return on the Lehman index for this six months. Over the long term, we believe the use of financial leverage will continue to work to the benefit of the



2 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

3 The Lipper General Leveraged Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 56; 1 year, 56; 5 years, 45; and 10 years, 39. Fund and Lipper returns assume reinvestment of dividends.

Funds, as demonstrated by the five-year and ten-year return performance--both absolute and relative--of the Funds in this report.

During this reporting period, positive contributors to the Funds' returns included yield curve and duration positioning; exposure to lower-rated credits, including airline bonds; and pre-refunding activity.

As the yield curve continued to flatten over the course of this period, yield curve and duration positioning played important roles in the Funds' performances. On the whole, shorter maturity bonds were the most impacted by recent changes in the yield curve. As a result, these bonds generally underperformed both intermediate and long bonds, with credits having the longest durations posting the best returns for this period. Yield curve positioning or, more specifically, greater exposure to those parts of the yield curve that performed well helped the performances of these Funds during this period. However, the Funds' holdings of bonds in the shortest part of the curve (with maturities of six years or less) hampered their performances to a small degree.

With bonds rated BBB or lower and nonrated bonds generally outperforming other credit quality sectors during this period, all of these Funds benefited from their allocations of lower-quality credits. The performance of this sector was largely the result of investor demand for the higher yields typically associated with lower-quality bonds, which drove up their value and kept credit spreads narrow. As of April 30, 2006, allocations of bonds rated BBB and lower and nonrated bonds accounted for 12% of NPI, 14% of NPM and 11% of NPT.

Among the lower-rated holdings making contributions to the Funds' cumulative returns for this period were health care bonds (including hospitals) and tobacco credits backed by the 1998 master tobacco settlement agreement. In addition, NPI had exposure to bonds issued for United and American airlines, which posted strong performance for the period amid some signs of improvement in the airline industry.

We also continued to see a number of advance refundings4 during this period, which benefited the Funds through price appreciation and enhanced credit quality. However, as the yield curve flattened, more lower coupon bonds were being pre-refunded, which meant that, in general, the positive impact from refinancings was less than in the previous reporting period.



4 Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

While advance refundings generally enhanced total return performance for this six-month period, the rising interest rate environment--especially at the short end of the yield curve--meant that the Funds' holdings of older, previously pre-refunded bonds tended to underperform the general municipal market, due primarily to the shorter effective maturities of these bonds. Because these pre-refunded bonds tended to produce strong income, we continued to hold them in our portfolios. During this period, NPT also held a few multifamily housing and project financing bonds that did not perform as well as expected due to credit deterioration. As of April 30, 2006, these bonds had been sold out of the portfolio.


HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF APRIL 30, 2006?

We continued to believe that maintaining strong credit quality was an important requirement. As of April 30, 2006, all three of these Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA of 73% in NPI and NPM and 79% in NPT.

As of April 30, 2006, potential call exposure for the period May 2006 through the end of 2007 totaled 10% in NPI, 9% in NPM and 16% in NPT. In NPT in particular, we continued to watch the market for opportunities to reinvest proceeds from bonds with shorter call dates into bonds with maturities of at least 15 years. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

Dividend and Share Price
       INFORMATION



As previously noted, all of the Funds in this report use leverage to potentially enhance opportunities for additional income for common shareholders. During periods of rising short-term interest rates, as was the case during this reporting period, the Funds' borrowing costs also rise, reducing the extent of the benefits of leveraging. This resulted in two monthly dividend reductions in NPI, NPM, and NPT over the six-month period ended April 30, 2006.

Due to capital gains generated by normal portfolio activity, common shareholders of the following Funds received capital gains and/or net ordinary income distributions at the end of December 2005, as follows:

             LONG-TERM CAPITAL GAINS                    ORDINARY INCOME
                         (PER SHARE)                        (PER SHARE)
--------------------------------------------------------------------------------
NPI                               --                            $0.0013
--------------------------------------------------------------------------------
NPM                          $0.0610                            $0.0006
--------------------------------------------------------------------------------

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2006, all of the Funds in this report had positive UNII balances for financial statement purposes and positive UNII balances, based upon our best estimate, for tax purposes.

At the end of the reporting period, the Funds' share prices were trading at discounts to their NAVs as shown in the accompanying chart:

                             4/30/06                            6-MONTH
                            DISCOUNT                   AVERAGE DISCOUNT
--------------------------------------------------------------------------------
NPI                           -8.45%                             -7.23%
--------------------------------------------------------------------------------
NPM                           -7.99%                             -8.34%
--------------------------------------------------------------------------------
NPT                           -8.29%                             -7.47%
--------------------------------------------------------------------------------

Nuveen Premium Income Municipal Fund, Inc.
NPI

Performance
      OVERVIEW As of April 30, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              60%
AA                               13%
A                                15%
BBB                               9%
BB or Lower                       1%
N/R                               2%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                            0.077
Jun                            0.073
Jul                            0.073
Aug                            0.073
Sep                           0.0695
Oct                           0.0695
Nov                           0.0695
Dec                            0.066
Jan                            0.066
Feb                            0.066
Mar                           0.0625
Apr                           0.0625

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/01/05                       14.34
                              14.34
                              14.38
                              14.4
                              14.23
                              14.32
                              14.38
                              14.22
                              14.18
                              14.24
                              14.25
                              14.32
                              14.38
                              14.39
                              14.35
                              14.32
                              14.34
                              14.35
                              14.33
                              14.39
                              14.41
                              14.48
                              14.49
                              14.49
                              14.48
                              14.52
                              14.52
                              14.52
                              14.48
                              14.3
                              14.3
                              14.29
                              14.39
                              14.35
                              14.29
                              14.31
                              14.32
                              14.3
                              14.33
                              14.31
                              14.34
                              14.36
                              14.38
                              14.35
                              14.34
                              14.39
                              14.42
                              14.46
                              14.48
                              14.47
                              14.35
                              14.35
                              14.38
                              14.28
                              14.32
                              14.33
                              14.26
                              14.25
                              14.29
                              14.33
                              14.45
                              14.53
                              14.54
                              14.54
                              14.53
                              14.48
                              14.47
                              14.47
                              14.42
                              14.31
                              14.28
                              14.39
                              14.35
                              14.39
                              14.39
                              14.34
                              14.36
                              14.4
                              14.49
                              14.51
                              14.46
                              14.49
                              14.51
                              14.5
                              14.53
                              14.57
                              14.58
                              14.68
                              14.7
                              14.69
                              14.7
                              14.65
                              14.64
                              14.66
                              14.61
                              14.48
                              14.33
                              14.33
                              14.29
                              14.23
                              14.24
                              14.09
                              14.04
                              13.95
                              13.92
                              14.03
                              13.96
                              14
                              14.01
                              14.07
                              14.07
                              14.02
                              14.01
                              13.97
                              14.02
                              13.79
                              13.6
                              13.53
                              13.45
                              13.4
                              13.56
                              13.63
                              13.79
                              13.88
                              13.82
                              13.72
                              13.8
                              13.8
                              13.87
                              13.87
                              13.95
                              13.9
                              13.92
                              13.92
                              13.9
                              13.9
                              13.68
                              13.66
                              13.54
                              13.48
                              13.57
                              13.5
                              13.47
                              13.51
                              13.5
                              13.47
                              13.48
                              13.55
                              13.57
                              13.69
                              13.74
                              13.8
                              13.84
                              13.9
                              13.77
                              13.83
                              13.88
                              13.72
                              13.44
                              13.39
                              13.41
                              13.36
                              13.37
                              13.38
                              13.36
                              13.45
                              13.55
                              13.76
                              13.9
                              13.96
                              13.99
                              13.99
                              14.02
                              14.1
                              14.17
                              14.34
                              14.42
                              14.37
                              14.22
                              14.24
                              14.24
                              14.19
                              14.16
                              14.21
                              14.28
                              14.28
                              14.25
                              14.24
                              14.25
                              14.28
                              14.25
                              14.29
                              14.2
                              14.16
                              14.1
                              14
                              13.99
                              13.98
                              14.02
                              14.05
                              14
                              13.97
                              13.93
                              13.94
                              14.02
                              14.04
                              14.14
                              14.24
                              14.25
                              14.23
                              14.3
                              14.25
                              14.18
                              14.21
                              14.1
                              14.04
                              14.11
                              14.15
                              14.05
                              14
                              13.97
                              13.97
                              14.09
                              14.1
                              14.06
                              14.05
                              14.05
                              14.04
                              14.07
                              14.07
                              14.08
                              14.15
                              14.1
                              14.14
                              14.2
                              14.2
                              14.06
                              14
                              13.92
                              13.71
                              13.57
                              13.57
                              13.47
                              13.4
                              13.42
                              13.44
                              13.39
                              13.4
                              13.48
                              13.43
                              13.45
                              13.47
                              13.54
4/30/06                       13.54


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.54
------------------------------------
Common Share
Net Asset Value               $14.79
------------------------------------
Premium/(Discount) to NAV     -8.45%
------------------------------------
Market Yield                   5.54%
------------------------------------
Taxable-Equivalent Yield1      7.69%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $943,576
------------------------------------
Average Effective Maturity
on Securities (Years)          16.81
------------------------------------
Leverage-Adjusted Duration      9.32
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 7/18/88)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    0.39%         2.24%
------------------------------------
1-Year          0.78%         2.57%
------------------------------------
5-Year          6.91%         6.47%
------------------------------------
10-Year         6.35%         6.31%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
California                     13.3%
------------------------------------
New York                       13.2%
------------------------------------
Texas                           8.2%
------------------------------------
New Jersey                      5.8%
------------------------------------
Illinois                        5.8%
------------------------------------
South Carolina                  4.4%
------------------------------------
Washington                      4.1%
------------------------------------
Minnesota                       3.6%
------------------------------------
Pennsylvania                    3.5%
------------------------------------
Colorado                        3.3%
------------------------------------
District of Columbia            2.9%
------------------------------------
Nevada                          2.9%
------------------------------------
Michigan                        2.5%
------------------------------------
Massachusetts                   2.2%
------------------------------------
Florida                         2.0%
------------------------------------
Wisconsin                       1.9%
------------------------------------
Missouri                        1.6%
------------------------------------
Other                          18.8%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         16.5%
------------------------------------
Tax Obligation/General         16.0%
------------------------------------
U.S. Guaranteed                13.5%
------------------------------------
Health Care                    12.5%
------------------------------------
Transportation                 12.0%
------------------------------------
Education and Civic
   Organizations                7.9%
------------------------------------
Utilities                       7.7%
------------------------------------
Other                          13.9%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a net ordinary income distribution in December 2005 of $.0013 per share.

Nuveen Premium Income Municipal Fund 2, Inc.
NPM

Performance
     OVERVIEW As of April 30, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              62%
AA                               11%
A                                13%
BBB                              10%
N/R                               4%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                           0.0785
Jun                           0.0745
Jul                           0.0745
Aug                           0.0745
Sep                            0.071
Oct                            0.071
Nov                            0.071
Dec                           0.0675
Jan                           0.0675
Feb                           0.0675
Mar                            0.064
Apr                            0.064

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/01/05                       14.08
                              14.18
                              14.2
                              14.29
                              14.2
                              14.28
                              14.38
                              14.29
                              14.35
                              14.28
                              14.29
                              14.32
                              14.41
                              14.39
                              14.38
                              14.4
                              14.55
                              14.48
                              14.46
                              14.47
                              14.5
                              14.58
                              14.58
                              14.53
                              14.47
                              14.52
                              14.46
                              14.49
                              14.49
                              14.33
                              14.32
                              14.37
                              14.43
                              14.42
                              14.42
                              14.49
                              14.55
                              14.57
                              14.66
                              14.74
                              14.67
                              14.7
                              14.77
                              14.75
                              14.75
                              14.79
                              14.81
                              14.85
                              14.91
                              14.92
                              14.78
                              14.77
                              14.72
                              14.6
                              14.65
                              14.68
                              14.62
                              14.64
                              14.55
                              14.64
                              14.68
                              14.72
                              14.7
                              14.7
                              14.7
                              14.71
                              14.7
                              14.65
                              14.56
                              14.49
                              14.5
                              14.53
                              14.46
                              14.45
                              14.4
                              14.52
                              14.51
                              14.49
                              14.49
                              14.5
                              14.55
                              14.59
                              14.59
                              14.58
                              14.62
                              14.64
                              14.66
                              14.74
                              14.75
                              14.74
                              14.72
                              14.81
                              14.9
                              14.89
                              14.85
                              14.82
                              14.75
                              14.72
                              14.69
                              14.66
                              14.67
                              14.6
                              14.54
                              14.39
                              14.4
                              14.55
                              14.5
                              14.53
                              14.55
                              14.53
                              14.54
                              14.52
                              14.47
                              14.4
                              14.49
                              14.25
                              14.12
                              14.06
                              14.14
                              14.01
                              14.02
                              13.98
                              14.05
                              14.02
                              14.04
                              13.85
                              13.89
                              13.88
                              13.97
                              14.02
                              13.98
                              13.95
                              13.92
                              13.98
                              13.98
                              13.96
                              13.76
                              13.7
                              13.64
                              13.58
                              13.64
                              13.69
                              13.63
                              13.67
                              13.63
                              13.59
                              13.66
                              13.73
                              13.7
                              13.6
                              13.67
                              13.66
                              13.68
                              13.72
                              13.7
                              13.68
                              13.62
                              13.62
                              13.42
                              13.42
                              13.46
                              13.45
                              13.41
                              13.35
                              13.35
                              13.38
                              13.39
                              13.48
                              13.57
                              13.6
                              13.76
                              13.76
                              13.79
                              13.85
                              13.88
                              14.06
                              14.29
                              14.17
                              14.14
                              14.16
                              14.18
                              14.05
                              14.03
                              13.97
                              14.01
                              14.06
                              14.18
                              14.22
                              14.06
                              14.12
                              14.13
                              14.1
                              14.07
                              14.1
                              14.08
                              14.09
                              14.14
                              14.17
                              14.14
                              14.12
                              14.11
                              14.06
                              14.08
                              14.06
                              14.15
                              14.16
                              14.19
                              14.17
                              14.22
                              14.22
                              14.34
                              14.35
                              14.35
                              14.26
                              14.19
                              14.05
                              14.02
                              14.05
                              14.02
                              13.97
                              13.96
                              14.01
                              14.16
                              14.13
                              14.11
                              14.07
                              14.1
                              14.05
                              14.06
                              14.06
                              13.98
                              13.94
                              13.91
                              13.93
                              13.89
                              13.95
                              13.98
                              13.87
                              13.82
                              13.77
                              13.63
                              13.61
                              13.6
                              13.56
                              13.59
                              13.63
                              13.52
                              13.58
                              13.63
                              13.63
                              13.56
                              13.59
                              13.7
4/30/06                       13.7


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.70
------------------------------------
Common Share
Net Asset Value               $14.89
------------------------------------
Premium/(Discount) to NAV     -7.99%
------------------------------------
Market Yield                   5.61%
------------------------------------
Taxable-Equivalent Yield1      7.79%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $612,080
------------------------------------
Average Effective Maturity
on Securities (Years)          16.12
------------------------------------
Leverage-Adjusted Duration      9.78
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 7/23/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    1.39%         1.86%
------------------------------------
1-Year          3.92%         2.38%
------------------------------------
5-Year          6.42%         6.68%
------------------------------------
10-Year         6.76%         6.79%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
New York                       11.4%
------------------------------------
California                      9.9%
------------------------------------
Illinois                        9.2%
------------------------------------
Texas                           8.1%
------------------------------------
South Carolina                  6.4%
------------------------------------
Washington                      6.1%
------------------------------------
Massachusetts                   4.4%
------------------------------------
Missouri                        4.3%
------------------------------------
New Jersey                      2.9%
------------------------------------
Minnesota                       2.8%
------------------------------------
Ohio                            2.7%
------------------------------------
Nevada                          2.3%
------------------------------------
Louisiana                       2.2%
------------------------------------
Michigan                        2.2%
------------------------------------
Iowa                            2.2%
------------------------------------
Florida                         2.0%
------------------------------------
Rhode Island                    1.8%
------------------------------------
Alabama                         1.8%
------------------------------------
Other                          17.3%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         17.9%
------------------------------------
Tax Obligation/Limited         15.9%
------------------------------------
U.S. Guaranteed                14.4%
------------------------------------
Health Care                    13.5%
------------------------------------
Utilities                      10.6%
------------------------------------
Transportation                  7.2%
------------------------------------
Education and Civic
   Organizations                6.5%
------------------------------------
Other                          14.0%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.0616 per share.

Nuveen Premium Income Municipal Fund 4, Inc.
NPT

Performance
      OVERVIEW As of April 30, 2006

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              71%
AA                                8%
A                                10%
BBB                               6%
BB or Lower                       3%
N/R                               2%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May                            0.068
Jun                           0.0645
Jul                           0.0645
Aug                           0.0645
Sep                           0.0645
Oct                           0.0645
Nov                           0.0645
Dec                            0.061
Jan                            0.061
Feb                            0.061
Mar                           0.0575
Apr                           0.0575

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/01/05                       12.36
                              12.37
                              12.35
                              12.37
                              12.36
                              12.4
                              12.35
                              12.33
                              12.3
                              12.3
                              12.35
                              12.37
                              12.47
                              12.48
                              12.44
                              12.52
                              12.53
                              12.5
                              12.48
                              12.5
                              12.57
                              12.57
                              12.64
                              12.62
                              12.62
                              12.66
                              12.62
                              12.57
                              12.6
                              12.6
                              12.51
                              12.49
                              12.56
                              12.53
                              12.5
                              12.45
                              12.51
                              12.51
                              12.54
                              12.61
                              12.57
                              12.63
                              12.62
                              12.61
                              12.62
                              12.63
                              12.71
                              12.78
                              12.74
                              12.75
                              12.65
                              12.67
                              12.74
                              12.6
                              12.6
                              12.61
                              12.61
                              12.67
                              12.68
                              12.7
                              12.75
                              12.89
                              12.86
                              12.86
                              12.79
                              12.85
                              12.83
                              12.8
                              12.73
                              12.65
                              12.7
                              12.8
                              12.7
                              12.7
                              12.7
                              12.66
                              12.67
                              12.68
                              12.69
                              12.66
                              12.65
                              12.66
                              12.66
                              12.68
                              12.7
                              12.71
                              12.75
                              12.88
                              13
                              12.98
                              12.95
                              12.98
                              12.99
                              13
                              12.91
                              12.83
                              12.77
                              12.76
                              12.7
                              12.69
                              12.71
                              12.7
                              12.7
                              12.69
                              12.6
                              12.7
                              12.75
                              12.8
                              12.79
                              12.79
                              12.8
                              12.73
                              12.64
                              12.57
                              12.56
                              12.45
                              12.23
                              12.2
                              12.25
                              12.12
                              12.2
                              12.22
                              12.3
                              12.35
                              12.31
                              12.28
                              12.34
                              12.32
                              12.31
                              12.35
                              12.32
                              12.31
                              12.33
                              12.41
                              12.44
                              12.48
                              12.23
                              12.23
                              12.19
                              12.17
                              12.23
                              12.19
                              12.22
                              12.22
                              12.24
                              12.2
                              12.25
                              12.35
                              12.33
                              12.38
                              12.38
                              12.46
                              12.49
                              12.45
                              12.39
                              12.44
                              12.38
                              12.4
                              12.22
                              12.05
                              12
                              12.01
                              11.89
                              11.89
                              11.9
                              12
                              12.01
                              12.04
                              12.15
                              12.29
                              12.31
                              12.31
                              12.22
                              12.35
                              12.44
                              12.47
                              12.52
                              12.6
                              12.42
                              12.53
                              12.48
                              12.47
                              12.45
                              12.54
                              12.54
                              12.59
                              12.6
                              12.56
                              12.6
                              12.63
                              12.58
                              12.6
                              12.61
                              12.52
                              12.55
                              12.57
                              12.56
                              12.56
                              12.6
                              12.61
                              12.46
                              12.39
                              12.47
                              12.42
                              12.47
                              12.45
                              12.57
                              12.63
                              12.63
                              12.65
                              12.77
                              12.73
                              12.72
                              12.65
                              12.57
                              12.58
                              12.68
                              12.67
                              12.71
                              12.63
                              12.65
                              12.67
                              12.77
                              12.76
                              12.65
                              12.68
                              12.75
                              12.8
                              12.75
                              12.75
                              12.77
                              12.82
                              12.77
                              12.79
                              12.82
                              12.83
                              12.68
                              12.64
                              12.48
                              12.43
                              12.29
                              12.25
                              12.18
                              12.1
                              12.13
                              12.12
                              12.08
                              12.06
                              12.12
                              12.13
                              12.14
                              12.12
                              12.17
4/30/06                       12.17


FUND SNAPSHOT
------------------------------------
Common Share Price            $12.17
------------------------------------
Common Share
Net Asset Value               $13.27
------------------------------------
Premium/(Discount) to NAV     -8.29%
------------------------------------
Market Yield                   5.67%
------------------------------------
Taxable-Equivalent Yield1      7.88%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $573,783
------------------------------------
Average Effective Maturity
on Securities (Years)          16.14
------------------------------------
Leverage-Adjusted Duration      8.57
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 2/19/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    1.76%         1.88%
------------------------------------
1-Year          5.09%         2.60%
------------------------------------
5-Year          5.25%         5.61%
------------------------------------
10-Year         6.41%         5.83%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Texas                          11.8%
------------------------------------
Illinois                        9.0%
------------------------------------
Washington                      6.5%
------------------------------------
New York                        6.1%
------------------------------------
Indiana                         5.8%
------------------------------------
California                      5.4%
------------------------------------
Michigan                        4.1%
------------------------------------
Colorado                        4.0%
------------------------------------
Utah                            4.0%
------------------------------------
Florida                         3.7%
------------------------------------
District of Columbia            3.6%
------------------------------------
Nevada                          2.9%
------------------------------------
South Carolina                  2.7%
------------------------------------
New Jersey                      2.7%
------------------------------------
Rhode Island                    2.3%
------------------------------------
Alabama                         2.2%
------------------------------------
North Carolina                  2.0%
------------------------------------
Puerto Rico                     2.0%
------------------------------------
Other                          19.2%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                18.2%
------------------------------------
Tax Obligation/General         14.3%
------------------------------------
Tax Obligation/Limited         13.7%
------------------------------------
Utilities                      11.8%
------------------------------------
Health Care                    11.2%
------------------------------------
Transportation                  8.0%
------------------------------------
Consumer Staples                5.7%
------------------------------------
Housing/Multifamily             5.3%
------------------------------------
Water and Sewer                 5.2%
------------------------------------
Other                           6.6%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

                        Nuveen Premium Income Municipal Fund, Inc. (NPI)
                        Portfolio of
                                INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 2.1% (1.4% OF TOTAL INVESTMENTS)

$       4,050   Alabama 21st Century Authority, Tobacco Settlement Revenue            6/10 at 102.00          A-       $  4,305,150
                 Bonds, Series 2000, 6.125%, 12/01/16

                Birmingham Special Care Facilities Financing Authority, Alabama,
                Revenue Bonds, Baptist Health System Inc., Series 2005A:
        6,000    5.250%, 11/15/20                                                    11/15 at 100.00        Baa1          6,128,580
        1,300    5.000%, 11/15/30                                                    11/15 at 100.00        Baa1          1,268,540

        2,190   Courtland Industrial Development Board, Alabama, Pollution            6/15 at 100.00         BBB          2,192,278
                 Control Revenue Bonds, International Paper Company,
                 Series 2005A, 5.000%, 6/01/25

        5,020   DCH Health Care Authority, Alabama, Healthcare Facilities             6/12 at 101.00          A+          5,203,330
                 Revenue Bonds, Series 2002, 5.250%, 6/01/18

        1,000   Montgomery BMC Special Care Facilities Financing Authority,          11/14 at 100.00      A3 (4)          1,076,220
                 Alabama, Revenue Bonds, Baptist Medical Center,
                 Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)

------------------------------------------------------------------------------------------------------------------------------------
       19,560   Total Alabama                                                                                            20,174,098
------------------------------------------------------------------------------------------------------------------------------------


                ALASKA - 1.0% (0.7% OF TOTAL INVESTMENTS)

                Anchorage, Alaska, General Obligation Refunding Bonds,
                Series 2003A:
        2,000    5.250%, 9/01/17 - FGIC Insured                                       9/13 at 100.00         AAA          2,133,340
        2,035    5.250%, 9/01/18 - FGIC Insured                                       9/13 at 100.00         AAA          2,169,595

        5,000   Northern Tobacco Securitization Corporation, Alaska, Tobacco          6/10 at 100.00         BBB          5,263,750
                 Settlement Asset-Backed Bonds, Series 2000, 6.500%, 6/01/31

------------------------------------------------------------------------------------------------------------------------------------
        9,035   Total Alaska                                                                                              9,566,685
------------------------------------------------------------------------------------------------------------------------------------


                ARIZONA - 1.1% (0.7% OF TOTAL INVESTMENTS)

                Glendale Industrial Development Authority, Arizona, Revenue
                Bonds, John C. Lincoln Health Network, Series 2005B:
          500    5.250%, 12/01/24                                                    12/15 at 100.00         BBB            513,050
          660    5.250%, 12/01/25                                                    12/15 at 100.00         BBB            677,226

        4,820   Pima County Industrial Development Authority, Arizona, Lease          7/06 at 101.00         AAA          4,850,173
                 Obligation Revenue Refunding Bonds, Tucson Electric Power
                 Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured

        4,130   University of Arizona, Certificates of Participation,                 6/12 at 100.00         AAA          4,331,709
                 Series 2002B, 5.125%, 6/01/18 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,110   Total Arizona                                                                                            10,372,158
------------------------------------------------------------------------------------------------------------------------------------


                ARKANSAS - 0.8% (0.5% OF TOTAL INVESTMENTS)

          480   Paragould, Arkansas, Water, Sewer and Electric Revenue               12/10 at 100.00         AAA            518,083
                 Bonds, Series 2000, 5.650%, 12/01/25 (Pre-refunded 12/01/10) -
                 AMBAC Insured

        5,245   University of Arkansas, Fayetteville, Athletic Facilities Revenue     9/09 at 100.00         Aaa          5,411,424
                 Bonds, Razorback Stadium, Series 1999, 5.050%, 9/15/20 -
                 AMBAC Insured

        2,000   Washington County, Arkansas, Hospital Revenue Bonds,                  2/15 at 100.00         BBB          1,993,820
                 Washington Regional Medical Center, Series 2005B,
                 5.000%, 2/01/25

------------------------------------------------------------------------------------------------------------------------------------
        7,725   Total Arkansas                                                                                            7,923,327
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 20.6% (13.3% OF TOTAL INVESTMENTS)

        1,275   Acalanes Union High School District, Contra Costa County,             8/15 at 100.00         AAA          1,330,106
                 California, General Obligation Bonds, Series 2005,
                 5.000%, 8/01/24 - FGIC Insured

        9,200   Alameda Corridor Transportation Authority, California,                  No Opt. Call         AAA          4,628,152
                 Subordinate Lien Revenue Bonds, Series 2004A,
                 0.000%, 10/01/20 - AMBAC Insured

        4,000   California Department of Water Resources, Power Supply                5/12 at 101.00         Aaa          4,512,600
                 Revenue Bonds, Series 2002A, 6.000%, 5/01/15
                 (Pre-refunded 5/01/12)


                                       13

                        Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

$       2,000   California Educational Facilities Authority, Revenue Bonds,          10/15 at 100.00         Aaa       $  2,069,060
                 Occidental College, Series 2005A, 5.000%, 10/01/30 -
                 MBIA Insured

        7,200   California Educational Facilities Authority, Revenue Bonds,          10/15 at 100.00         AA+          7,262,424
                 University of Southern California, Series 2005, 4.750%, 10/01/28

                California Health Facilities Financing Authority, Health Facility
                Revenue Bonds, Adventist Health System/West, Series 2003A:
        3,700    5.000%, 3/01/28                                                      3/13 at 100.00           A          3,722,126
        7,000    5.000%, 3/01/33                                                      3/13 at 100.00           A          7,029,750

        5,500   California Health Facilities Financing Authority, Health              7/26 at 100.00          A-          5,686,395
                 Facility Revenue Bonds, Catholic Healthcare West,
                 Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)

        9,560   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00          A3          9,671,948
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/27

       11,395   California State Public Works Board, Lease Revenue Bonds,               No Opt. Call          A-         12,040,185
                 Department of Corrections, Series 1993E, 5.500%, 6/01/15

       23,725   California State Public Works Board, Lease Revenue Refunding          6/06 at 100.00         Aa2         23,738,285
                 Bonds, Various University of California Projects, Series 1993A,
                 5.500%, 6/01/21

                California Statewide Community Development Authority, Revenue
                Bonds, Daughters of Charity Health System, Series 2005A:
        1,640    5.250%, 7/01/30                                                      7/15 at 100.00        BBB+          1,667,946
        2,730    5.000%, 7/01/39                                                      7/15 at 100.00        BBB+          2,670,950

        4,000   California, Economic Recovery Revenue Bonds, Series 2004A,              No Opt. Call         AA-          4,329,560
                 5.250%, 7/01/14

                California, General Obligation Bonds, Series 2004:
        2,000    5.125%, 2/01/25                                                      2/14 at 100.00           A          2,073,660
       10,000    5.125%, 2/01/26                                                      2/14 at 100.00           A         10,355,100

        7,000   California, General Obligation Bonds, Series 2005,                    8/15 at 100.00           A          7,254,100
                 5.000%, 8/01/22

        3,575   Chula Vista, California, Industrial Development Revenue Bonds,        6/14 at 102.00          A2          3,750,676
                 San Diego Gas and Electric Company, Series 1996A,
                 5.300%, 7/01/21

        2,350   Grossmont-Cuyamaca Community College District, California,            8/15 at 100.00         AAA          2,446,138
                 General Obligation Bonds, Series 2005B, 5.000%, 8/01/26 -
                 FGIC Insured

        5,120   Los Angeles Community College District, Los Angeles County,           8/15 at 100.00         AAA          5,341,286
                 California, General Obligation Bonds, Series 2005A,
                 5.000%, 8/01/24 - FSA Insured

        5,470   Los Angeles Harbors Department, California, Revenue Bonds,            8/16 at 102.00         AAA          5,701,545
                 Series 2006A, 5.000%, 8/01/22 (WI/DD, Settling 5/04/06) -
                 FGIC Insured (Alternative Minimum Tax)

        6,865   Los Angeles Unified School District, California, General              7/15 at 100.00         AAA          7,149,074
                 Obligation Bonds, Series 2005A-1, 5.000%, 7/01/25 -
                 FGIC Insured

        1,095   Martinez, California, Home Mortgage Revenue Bonds,                      No Opt. Call         AAA          1,460,675
                 Series 1983A, 10.750%, 2/01/16 (ETM)

       19,720   Pomona, California, GNMA/FNMA Collateralized Securities                 No Opt. Call         AAA         25,213,399
                 Program Single Family Mortgage Revenue Bonds, Series 1990A,
                 7.600%, 5/01/23 (ETM)

        5,000   Rancho Mirage Joint Powers Financing Authority, California,           7/14 at 100.00          A3          5,380,550
                 Revenue Bonds, Eisenhower Medical Center, Series 2004,
                 5.875%, 7/01/26

        2,000   Redwood City School District, San Mateo County, California,           7/12 at 100.00         AAA          2,049,520
                 General Obligation Bonds, Series 2002, 5.000%, 7/15/27 -
                 FGIC Insured

        3,885   Sacramento City Unified School District, Sacramento County,           7/15 at 100.00         Aaa          4,063,671
                 California, General Obligation Bonds, Series 2005,
                 5.000%, 7/01/22 - MBIA Insured

        3,700   Sacramento Municipal Utility District, California, Electric           8/13 at 100.00         AAA          3,851,330
                 Revenue Bonds, Series 2003R, 5.000%, 8/15/22 - MBIA Insured

                San Diego County, California, Certificates of Participation,
                Burnham Institute, Series 2006:
          400    5.000%, 9/01/21                                                      9/15 at 102.00        Baa3            401,796
          445    5.000%, 9/01/23                                                      9/15 at 102.00        Baa3            443,794

        3,500   San Diego Unified Port District, California, Revenue Bonds,           9/14 at 100.00         AAA          3,594,640
                 Series 2004B, 5.000%, 9/01/29 - MBIA Insured

        4,700   San Diego Unified School District, San Diego County,                  7/15 at 100.00         AAA          4,865,816
                 California, General Obligation Bonds, Series 2005G,
                 5.000%, 7/01/29 - FSA Insured


                                       14

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

                San Joaquin Hills Transportation Corridor Agency, Orange County,
                California, Toll Road Revenue Refunding Bonds, Series 1997A:
$      10,000    0.000%, 1/15/31 - MBIA Insured                                         No Opt. Call         AAA       $  2,950,800
       24,025    0.000%, 1/15/36 - MBIA Insured                                         No Opt. Call         AAA          5,411,151

------------------------------------------------------------------------------------------------------------------------------------
      213,775   Total California                                                                                        194,118,208
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 5.1% (3.3% OF TOTAL INVESTMENTS)

        2,500   Centennial Water and Sanitation District, Colorado, Water and        12/14 at 100.00         AAA          2,614,450
                 Sewerage Revenue Bonds, Series 2004, 5.000%, 12/01/21 -
                 FGIC Insured

          690   Colorado Educational and Cultural Facilities Authority, Charter       9/15 at 100.00         AAA            727,370
                 School Revenue Bonds, Bromley School, Series 2005,
                 5.125%, 9/15/20 - XLCA Insured

        2,125   Colorado Health Facilities Authority, Revenue Bonds, Evangelical      6/16 at 100.00          A-          2,109,084
                 Lutheran Good Samaritan Society, Series 2005, 5.000%, 6/01/29

        1,000   Colorado Health Facilities Authority, Revenue Bonds, Parkview         9/14 at 100.00          A3          1,001,460
                 Medical Center, Series 2004, 5.000%, 9/01/25

          400   Colorado Housing Finance Authority, Single Family Program             5/07 at 105.00         Aa2            410,684
                 Senior Bonds, Series 1997B-2, 7.000%, 5/01/26 (Alternative
                 Minimum Tax)

          290   Colorado Housing Finance Authority, Single Family Program            11/07 at 105.00         Aa2            294,089
                 Senior Bonds, Series 1997C-2, 6.875%, 11/01/28 (Alternative
                 Minimum Tax)

          735   Colorado Housing Finance Authority, Single Family Program             4/10 at 105.00          AA            758,101
                 Senior Bonds, Series 2000B-2, 7.250%, 10/01/31 (Alternative
                 Minimum Tax)

        9,450   Denver City and County, Colorado, Airport System Revenue                No Opt. Call           A         10,679,445
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)

        8,315   Denver City and County, Colorado, Special Facilities Airport         10/06 at 100.00         N/R          8,481,300
                 Revenue Bonds, United Air Lines Corporation, Series 1992A,
                 6.875%, 10/01/32 (Alternative Minimum Tax) (5)

       19,810   Denver, Colorado, Excise Tax Revenue Bonds, Convention                3/11 at 100.00         AAA         21,319,917
                 Center, Series 2001A, 5.500%, 9/01/18 (Pre-refunded 3/01/11) -
                 FSA Insured

           98   El Paso County, Colorado, FNMA Mortgage-Backed Single                   No Opt. Call         Aaa             98,749
                 Family Revenue Refunding Bonds, Series 1992A-2,
                 8.750%, 6/01/11

------------------------------------------------------------------------------------------------------------------------------------
       45,413   Total Colorado                                                                                           48,494,649
------------------------------------------------------------------------------------------------------------------------------------


                CONNECTICUT - 0.5% (0.3% OF TOTAL INVESTMENTS)

        1,930   Connecticut, General Obligation Bonds, Series 2001C,                    No Opt. Call          AA          2,147,801
                 5.500%, 12/15/16

        2,310   Greater New Haven Water Pollution Control Authority,                 11/15 at 100.00         AAA          2,399,697
                 Connecticut, Regional Wastewater System Revenue Bonds,
                 Series 2005A, 5.000%, 11/15/30 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,240   Total Connecticut                                                                                         4,547,498
------------------------------------------------------------------------------------------------------------------------------------


                DISTRICT OF COLUMBIA - 4.5% (2.9% OF TOTAL INVESTMENTS)

        8,620   District of Columbia Housing Finance Agency, GNMA                     6/06 at 102.00         AAA          8,876,790
                 Collateralized Single Family Mortgage Revenue Bonds,
                 Series 1988E-4, 6.375%, 6/01/26 (Alternative Minimum Tax)

        9,505   District of Columbia, General Obligation Bonds, Series 1998B,           No Opt. Call         AAA         11,083,590
                 6.000%, 6/01/20 - MBIA Insured

       10,350   District of Columbia, Revenue Bonds, Association of American          8/07 at 102.00         AAA         10,719,599
                 Medical Colleges, Series 1997A, 5.375%, 2/15/27 -
                 AMBAC Insured

                District of Columbia, Revenue Bonds, Georgetown University,
                Series 2001A:
       14,105    0.000%, 4/01/24 - MBIA Insured                                        4/11 at 47.66         AAA          5,319,419
        7,625    0.000%, 4/01/25 - MBIA Insured                                        4/11 at 44.82         AAA          2,705,960
       16,665    0.000%, 4/01/32 - MBIA Insured                                        4/11 at 29.23         AAA          3,889,111

------------------------------------------------------------------------------------------------------------------------------------
       66,870   Total District of Columbia                                                                               42,594,469
------------------------------------------------------------------------------------------------------------------------------------


                FLORIDA - 3.0% (2.0% OF TOTAL INVESTMENTS)

        4,225   Brevard County Health Facilities Authority, Florida, Revenue          4/16 at 100.00           A          4,312,711
                 Bonds, Health First Inc. Project, Series 2005, 5.000%, 4/01/24

        8,000   Hillsborough County Aviation Authority, Florida, Revenue Bonds,      10/13 at 100.00         AAA          8,514,720
                 Tampa International Airport, Series 2003A, 5.375%, 10/01/16 -
                 MBIA Insured (Alternative Minimum Tax)


                                       15

                        Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA (continued)

$       5,400   Hillsborough County Industrial Development Authority,                 4/10 at 101.00         N/R       $  5,964,894
                 Florida, Exempt Facilities Remarketed Revenue Bonds,
                 National Gypsum Company, Apollo Beach Project,
                 Series 2000B, 7.125%, 4/01/30 (Alternative Minimum Tax)

        5,000   Orange County Health Facilities Authority, Florida, Hospital         11/10 at 101.00      A+ (4)          5,600,900
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2000, 6.500%, 11/15/30 (Pre-refunded 11/15/10)

        1,785   Tallahassee, Florida, Energy System Revenue Bonds,                   10/15 at 100.00         AAA          1,846,636
                 Series 2005, 5.000%, 10/01/28 - MBIA Insured

        2,375   Volusia County School Board, Florida, Certificates of                 8/15 at 100.00         Aaa          2,470,333
                 Participation, Series 2005B, 5.000%, 8/01/22 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       26,785   Total Florida                                                                                            28,710,194
------------------------------------------------------------------------------------------------------------------------------------


                GEORGIA - 1.9% (1.2% OF TOTAL INVESTMENTS)

        2,625   Fulton County Development Authority, Georgia, Revenue                 5/14 at 100.00         AAA          2,790,611
                 Bonds, Georgia Tech Molecular Science Building, Series 2004,
                 5.250%, 5/01/24 - MBIA Insured

        6,025   Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding          1/14 at 100.00         AAA          6,401,502
                 Certificates, Series 2003, 5.250%, 1/01/20 - FSA Insured

        4,845   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales            No Opt. Call         AAA          5,621,363
                 Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 -
                 AMBAC Insured

        2,730   Savannah Housing Authority, Georgia, GNMA Collateralized              5/08 at 103.00         Aaa          2,861,859
                 Mortgage Revenue Refunding Bonds, Plantation Oak Project,
                 Series 2000, 6.350%, 11/20/39

------------------------------------------------------------------------------------------------------------------------------------
       16,225   Total Georgia                                                                                            17,675,335
------------------------------------------------------------------------------------------------------------------------------------


                HAWAII - 1.1% (0.7% OF TOTAL INVESTMENTS)

       10,000   Hawaii, General Obligation Bonds, Series 2003DA,                      9/13 at 100.00         AAA         10,632,900
                 5.250%, 9/01/21 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.6% (0.4% OF TOTAL INVESTMENTS)

        5,000   Boise City, Idaho, Airport Revenue Certificates of Participation,     9/10 at 100.00         Aaa          5,244,700
                 Series 2000, 5.500%, 9/01/25  - FGIC Insured (Alternative
                 Minimum Tax)

          685   Madison County, Idaho, Hospital Revenue Certificates of               9/16 at 100.00        BBB-            692,309
                 Participation, Madison Memorial Hospital, Series 2006,
                 5.250%, 9/01/30

------------------------------------------------------------------------------------------------------------------------------------
        5,685   Total Idaho                                                                                               5,937,009
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 8.9% (5.8% OF TOTAL INVESTMENTS)

        9,220   Chicago Board of Education, Illinois, Unlimited Tax General          12/07 at 102.00         AAA          9,554,686
                 Obligation Bonds, Dedicated Tax Revenues, Series 1997A,
                 5.250%, 12/01/27 - AMBAC Insured

                Chicago Board of Education, Illinois, Unlimited Tax General
                Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
        8,890    0.000%, 12/01/16 - FGIC Insured                                        No Opt. Call         AAA          5,509,844
       10,000    0.000%, 12/01/20 - FGIC Insured                                        No Opt. Call         AAA          4,990,900
        9,900    0.000%, 12/01/24 - FGIC Insured                                        No Opt. Call         AAA          4,039,596

                Chicago Board of Education, Illinois, Unlimited Tax General
                Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
       15,000    0.000%, 12/01/21 - FGIC Insured                                        No Opt. Call         AAA          7,105,500
       10,000    0.000%, 12/01/23 - FGIC Insured                                        No Opt. Call         AAA          4,274,600

           90   Chicago, Illinois, FNMA/GNMA Collateralized Single Family             9/06 at 105.00         Aaa             90,347
                 Mortgage Revenue Bonds, Series 1996A, 7.000%, 9/01/27
                 (Alternative Minimum Tax)

          310   Chicago, Illinois, FNMA/GNMA Collateralized Single Family             9/07 at 105.00         Aaa            311,060
                 Mortgage Revenue Bonds, Series 1997B, 6.950%, 9/01/28
                 (Alternative Minimum Tax)

        8,740   Illinois Development Finance Authority, Pollution Control             8/06 at 100.00         AAA          8,786,759
                 Revenue Refunding Bonds, Illinois Power Company,
                 Series 1994A, 5.700%, 2/01/24 - MBIA Insured

                Illinois Finance Authority, Revenue Bonds, OSF Healthcare
                System, Series 2004:
        1,000    5.250%, 11/15/22                                                     5/14 at 100.00           A          1,024,690
        3,000    5.250%, 11/15/23                                                     5/14 at 100.00           A          3,060,060

          985   Illinois Finance Authority, Revenue Bonds, Proctor Hospital,          1/16 at 100.00        BBB-            976,184
                 Series 2006, 5.125%, 1/01/25 (WI/DD, Settling 5/11/06)


                                       16

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       1,000   Illinois Health Facilities Authority, Revenue Bonds, Condell          5/12 at 100.00        Baa2       $  1,020,300
                 Medical Center, Series 2002, 5.500%, 5/15/32

        9,820   Illinois Health Facilities Authority, Revenue Bonds, Sherman          8/07 at 101.00         AAA         10,057,055
                 Health Systems, Series 1997, 5.250%, 8/01/27 -
                 AMBAC Insured

       10,040   Metropolitan Pier and Exposition Authority, Illinois, Revenue           No Opt. Call         AAA          6,700,194
                 Bonds, McCormick Place Expansion Project, Series 1992A,
                 0.000%, 6/15/15 - FGIC Insured

        9,200   Metropolitan Pier and Exposition Authority, Illinois, Revenue        12/09 at 101.00         AAA          9,744,456
                 Bonds, McCormick Place Expansion Project, Series 1999A,
                 5.500%, 12/15/24 - FGIC Insured

        3,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue           No Opt. Call         AAA          3,895,080
                 Bonds, McCormick Place Hospitality Facility, Series 1996A,
                 7.000%, 7/01/26 (ETM)

        3,000   Upper Illinois River Valley Development Authority, Healthcare        12/11 at 101.00        BBB+          3,256,320
                 Facilities Revenue Bonds, Morris Hospital, Series 2001,
                 6.625%, 12/01/31

------------------------------------------------------------------------------------------------------------------------------------
      113,195   Total Illinois                                                                                           84,397,631
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 1.1% (0.7% OF TOTAL INVESTMENTS)

        2,005   Hamilton County Public Building Corporation, Indiana, First           8/14 at 100.00         AAA          2,076,879
                 Mortgage Bonds, Series 2004, 5.000%, 8/01/22 - FSA Insured

        7,965   Wawasee Community School Corporation, Indiana, First                  1/12 at 101.00      AA (4)          8,651,981
                 Mortgage Bonds, New Elementary and Remodeling Building
                 Corporation, Series 2000, 5.750%, 1/15/20 (Pre-refunded 1/15/12)

------------------------------------------------------------------------------------------------------------------------------------
        9,970   Total Indiana                                                                                            10,728,860
------------------------------------------------------------------------------------------------------------------------------------


                IOWA - 2.2% (1.4% OF TOTAL INVESTMENTS)

                Des Moines, Iowa, General Obligation Bonds, Series 2000D:
        1,215    5.750%, 6/01/17 - MBIA Insured                                       6/08 at 100.00         AAA          1,261,583
        1,410    5.800%, 6/01/18 - MBIA Insured                                       6/08 at 100.00         AAA          1,465,695

        2,000   Iowa Finance Authority, Healthcare Revenue Bonds, Genesis             7/10 at 100.00          A1          2,121,180
                 Medical Center, Series 2000, 6.250%, 7/01/25

        4,365   Iowa Finance Authority, Industrial Remarketed Revenue                   No Opt. Call         AAA          5,370,958
                 Refunding Bonds, Urbandale Hotel Corporation, Series 1989A,
                 8.500%, 8/01/16 (Alternative Minimum Tax) (ETM)

       10,000   Iowa Tobacco Settlement Authority, Asset Backed Settlement            6/15 at 100.00         BBB         10,088,400
                 Revenue Bonds, Series 2005C, 5.500%, 6/01/42

------------------------------------------------------------------------------------------------------------------------------------
       18,990   Total Iowa                                                                                               20,307,816
------------------------------------------------------------------------------------------------------------------------------------


                KANSAS - 0.9% (0.6% OF TOTAL INVESTMENTS)

        6,000   Kansas Department of Transportation, Highway Revenue Bonds,           3/14 at 100.00         AA+          6,254,400
                 Series 2004A, 5.000%, 3/01/21

        2,365   Sedgwick and Shawnee Counties, Kansas, GNMA                           6/08 at 105.00         Aaa          2,412,371
                 Mortgage-Backed Securities Program Single Family
                 Revenue Bonds, Series 1998A-1, 6.500%, 12/01/22
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        8,365   Total Kansas                                                                                              8,666,771
------------------------------------------------------------------------------------------------------------------------------------


                KENTUCKY - 1.6% (1.0% OF TOTAL INVESTMENTS)

        7,000   Kentucky State Property and Buildings Commission, Revenue             8/15 at 100.00         AAA          7,335,090
                 Bonds, Project 85, Series 2005, 5.000%, 8/01/22 - FSA Insured

        3,770   Kentucky Turnpike Authority, Economic Development Road                7/15 at 100.00         AAA          3,931,771
                 Revenue Bonds, Revitalization Project, Series 2005B,
                 5.000%, 7/01/24 - AMBAC Insured

                Marshall County School District Finance Corporation, Kentucky,
                School Building Revenue Bonds, Series 2004:
        1,210    5.000%, 6/01/19 - AMBAC Insured                                      6/14 at 100.00         Aaa          1,265,212
        1,270    5.000%, 6/01/20 - AMBAC Insured                                      6/14 at 100.00         Aaa          1,325,309
        1,335    5.000%, 6/01/21 - AMBAC Insured                                      6/14 at 100.00         Aaa          1,391,297

------------------------------------------------------------------------------------------------------------------------------------
       14,585   Total Kentucky                                                                                           15,248,679
------------------------------------------------------------------------------------------------------------------------------------


                LOUISIANA - 2.1% (1.4% OF TOTAL INVESTMENTS)

        2,915   Jefferson Sales Tax District, Jefferson Parish, Louisiana,           12/12 at 100.00         AAA          3,057,864
                 Special Sales Tax Revenue Refunding Bonds, Series 2002,
                 5.250%, 12/01/19 - AMBAC Insured


                                       17

                        Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA (continued)

$         385   Louisiana Housing Finance Agency, Single Family Mortgage              9/09 at 101.00         Aaa       $    386,367
                 Revenue Bonds, Series 2000A, 7.450%, 12/01/31 (Alternative
                 Minimum Tax)

        6,680   Louisiana Public Facilities Authority, Extended Care Facilities         No Opt. Call         BBB          8,342,518
                 Revenue Bonds, Comm-Care Corporation Project, Series 1994,
                 11.000%, 2/01/14

        2,000   Louisiana Public Facilities Authority, Hospital Revenue Bonds,        8/15 at 100.00          A+          2,041,880
                 Franciscan Missionaries of Our Lady Health System,
                 Series 2005A, 5.250%, 8/15/31

                Louisiana, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
        1,200    5.000%, 5/01/25 - FGIC Insured                                       5/15 at 100.00         AAA          1,237,308
        2,210    5.000%, 5/01/26 - FGIC Insured                                       5/15 at 100.00         AAA          2,275,416
        2,500    5.000%, 5/01/27 - FGIC Insured                                       5/15 at 100.00         AAA          2,579,575

------------------------------------------------------------------------------------------------------------------------------------
       17,890   Total Louisiana                                                                                          19,920,928
------------------------------------------------------------------------------------------------------------------------------------


                MARYLAND - 0.6% (0.4% OF TOTAL INVESTMENTS)

        2,200   Baltimore, Maryland, Senior Lien Convention Center Hotel              9/16 at 100.00         AAA          2,349,182
                 Revenue Bonds, Series 2006A, 5.250%, 9/01/27 -
                 XLCA Insured

        3,600   Montgomery County Housing Opportunities Commission,                   7/10 at 100.00         Aaa          3,739,104
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        5,800   Total Maryland                                                                                            6,088,286
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 3.5% (2.2% OF TOTAL INVESTMENTS)

        2,100   Massachusetts Bay Transportation Authority, Assessment                7/10 at 100.00         AAA          2,194,143
                 Bonds, Series 2000A, 5.250%, 7/01/30

        7,900   Massachusetts Bay Transportation Authority, Assessment                7/10 at 100.00         AAA          8,355,198
                 Bonds, Series 2000A, 5.250%, 7/01/30 (Pre-refunded 7/01/10)

        4,770   Massachusetts Health and Educational Facilities Authority,            7/15 at 100.00         BBB          4,731,125
                 Revenue Bonds, UMass Memorial Health Care, Series 2005D,
                 5.000%, 7/01/33

        8,505   Massachusetts Housing Finance Agency, Rental Housing                  1/11 at 100.00         AAA          8,772,737
                 Mortgage Revenue Bonds, Series 2001A, 5.850%, 7/01/35 -
                 AMBAC Insured (Alternative Minimum Tax)

        2,825   Massachusetts Industrial Finance Agency, Resource Recovery           12/08 at 102.00         BBB          2,936,277
                 Revenue Refunding Bonds, Ogden Haverhill Project,
                 Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)

        1,500   Massachusetts Water Resources Authority, General Revenue              8/17 at 100.00         AAA          1,621,140
                 Bonds, Series 2005A, 5.250%, 8/01/25 - MBIA Insured

        3,820   Massachusetts, Special Obligation Dedicated Tax Revenue               1/14 at 100.00         AAA          4,100,044
                 Bonds, Series 2004, 5.250%, 1/01/24 (Pre-refunded 1/01/14) -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       31,420   Total Massachusetts                                                                                      32,710,664
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 3.8% (2.5% OF TOTAL INVESTMENTS)

                Detroit, Michigan, General Obligation Bonds, Series 2003A:
        3,565    5.250%, 4/01/22 - XLCA Insured                                       4/13 at 100.00         AAA          3,747,350
        1,275    5.250%, 4/01/23 - XLCA Insured                                       4/13 at 100.00         AAA          1,338,661

        3,930   Hudsonville Public Schools, Ottawa and Allegan Counties,              5/08 at 100.00         AAA          4,017,914
                 Michigan, Unlimited Tax General Obligation School Building
                 and Site Refunding Bonds, Series 1997, 5.150%, 5/01/22 -
                 FGIC Insured

        3,000   Kent Hospital Finance Authority, Michigan, Revenue Bonds,             7/15 at 100.00         BBB          3,197,430
                 Metropolitan Hospital, Series 2005A, 6.000%, 7/01/35

        6,600   Michigan Housing Development Authority, Limited Obligation            7/07 at 102.00         AAA          6,722,760
                 Multifamily Mortgage Revenue Refunding Bonds, Forest Hills
                 Regency Square Project, Series 1999A, 5.750%, 7/01/29

       10,000   Michigan State Building Authority, Revenue Refunding Bonds,          10/13 at 100.00         AAA         10,371,600
                 Facilities Program, Series 2003II, 5.000%, 10/15/23 -
                 MBIA Insured

        6,390   Wayne County, Michigan, Airport Revenue Bonds, Detroit               12/12 at 100.00         AAA          6,790,014
                 Metropolitan Airport, Series 2002D, 5.500%, 12/01/19 -
                 FGIC Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       34,760   Total Michigan                                                                                           36,185,729
------------------------------------------------------------------------------------------------------------------------------------


                MINNESOTA - 5.5% (3.6% OF TOTAL INVESTMENTS)

       13,650   Cohasset, Minnesota, Pollution Control Revenue Bonds,                 7/14 at 100.00           A         13,602,498
                 Allete Inc., Series 2004, 4.950%, 7/01/22


                                       18

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA (continued)

$       2,000   Duluth Economic Development Authority, Minnesota, Healthcare          2/14 at 100.00          A-       $  2,075,900
                 Facilities Revenue Bonds, Benedictine Health System -
                 St. Mary's Duluth Clinic, Series 2004, 5.375%, 2/15/22

                Eden Prairie, Minnesota, GNMA Collateralized Multifamily
                Housing Revenue Bonds, Rolling Hills Project, Series 2001A:
        1,000    6.150%, 8/20/31                                                      8/11 at 105.00          A1          1,077,900
        2,000    6.200%, 2/20/43                                                      8/11 at 105.00          A1          2,148,680

        3,000   Minneapolis-St. Paul Metropolitan Airports Commission,                1/08 at 101.00         AAA          3,075,060
                 Minnesota, Airport Revenue Bonds, Series 1998A,
                 5.000%, 1/01/22 - AMBAC Insured

           90   Minnesota Agricultural and Economic Development Board,               11/07 at 102.00         AAA             94,142
                 Healthcare System Revenue Bonds, Fairview Hospital and
                 Healthcare Services, Series 1997A, 5.750%, 11/15/26 -
                 MBIA Insured

        1,335   Minnesota Higher Education Facilities Authority, Revenue              4/16 at 100.00          A2          1,386,825
                 Bonds, University of St. Thomas, Series 2006-6I,
                 5.000%, 4/01/23

          700   Minnesota Higher Education Facilities Authority, St. John's          10/15 at 100.00          A2            727,713
                 University Revenue Bonds, Series 2005-6G, 5.000%, 10/01/22

        1,500   Minnesota Municipal Power Agency, Electric Revenue Bonds,            10/14 at 100.00          A3          1,575,960
                 Series 2004A, 5.250%, 10/01/24

        1,665   Rochester, Minnesota, Health Care Facilities Revenue Bonds,           5/16 at 100.00          AA          1,699,166
                 Series 2006, 5.000%, 11/15/36 (WI/DD, Settling 5/11/06)

        1,545   St. Paul Housing and Redevelopment Authority, Minnesota,             11/15 at 100.00        Baa3          1,667,812
                 Revenue Bonds, Healtheast Inc., Series 2005,
                 6.000%, 11/15/25

       18,485   St. Paul Housing and Redevelopment Authority, Minnesota,             11/15 at 103.00         AAA         22,579,981
                 Sales Tax Revenue Refunding Bonds, Civic Center Project,
                 Series 1996, 7.100%, 11/01/23 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       46,970   Total Minnesota                                                                                          51,711,637
------------------------------------------------------------------------------------------------------------------------------------


                MISSISSIPPI - 0.8% (0.5% OF TOTAL INVESTMENTS)

        4,275   Mississippi Hospital Equipment and Facilities Authority,              9/14 at 100.00         N/R          4,271,153
                 Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1,
                 5.000%, 9/01/24

        3,045   Mississippi State University Educational Building Corporation,        8/15 at 100.00         AAA          3,125,388
                 Revenue Bonds, Residence Hall and Campus Improvement
                 Project, Series 2005, 5.000%, 8/01/28 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        7,320   Total Mississippi                                                                                         7,396,541
------------------------------------------------------------------------------------------------------------------------------------


                MISSOURI - 2.5% (1.6% OF TOTAL INVESTMENTS)

        2,000   Cole County Industrial Development Authority, Missouri,               2/14 at 100.00         N/R          2,040,040
                 Revenue Bonds, Lutheran Senior Services - Heisinger Project,
                 Series 2004, 5.250%, 2/01/24

          500   Hannibal Industrial Development Authority, Missouri, Health           3/16 at 100.00         N/R            505,980
                 Facilities Revenue Bonds, Hannibal Regional Hospital,
                 Series 2006, 5.000%, 3/01/22

                Missouri Development Finance Board, Infrastructure Facilities
                Revenue Bonds, Branson Landing Project, Series 2005A:
        1,565    6.000%, 6/01/20                                                        No Opt. Call        BBB+          1,754,788
        1,260    5.000%, 6/01/35                                                      6/15 at 100.00        BBB+          1,255,149

        1,500   Missouri Health and Educational Facilities Authority, Revenue         6/11 at 101.00         AAA          1,579,050
                 Bonds, SSM Healthcare System, Series 2001A,
                 5.250%, 6/01/21 - AMBAC Insured

                Missouri Health and Educational Facilities Authority, Revenue
                Bonds, SSM Healthcare System, Series 2001A:
        1,500    5.250%, 6/01/21 (Pre-refunded 6/01/11) - AMBAC Insured               6/11 at 101.00         AAA          1,614,690
        4,150    5.250%, 6/01/28 (Pre-refunded 6/01/11) - AMBAC Insured               6/11 at 101.00         AAA          4,457,308

          705   Missouri Housing Development Commission, GNMA/FNMA                    3/07 at 105.00         AAA            712,818
                 Single Family Mortgage Revenue Bonds, Homeownership
                 Loan Program, Series 1996C, 7.450%, 9/01/27 (Alternative
                 Minimum Tax)

        3,495   Missouri Housing Development Commission, Single Family                3/09 at 103.00         AAA          3,550,151
                 Mortgage Revenue Bonds, Homeownership Loan Program,
                 Series 1999B-1, 6.700%, 9/01/30 (Alternative Minimum Tax)

        5,810   St. Charles County Francis Howell School District, Missouri,            No Opt. Call         AAA          6,114,735
                 General Obligation Refunding Bonds, Series 1994A,
                 7.800%, 3/01/08 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       22,485   Total Missouri                                                                                           23,584,709
------------------------------------------------------------------------------------------------------------------------------------


                                       19

                        Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 0.9% (0.6% OF TOTAL INVESTMENTS)

$       4,060   Lincoln, Nebraska, Electric System Revenue Bonds,                     9/12 at 100.00          AA       $  4,207,622
                 Series 2002, 5.000%, 9/01/23

        4,410   University of Nebraska, Lincoln, Student Fees and Facilities         11/13 at 100.00         Aa2          4,488,939
                 Revenue Bonds, Series 2003B, 5.000%, 7/01/33

------------------------------------------------------------------------------------------------------------------------------------
        8,470   Total Nebraska                                                                                            8,696,561
------------------------------------------------------------------------------------------------------------------------------------


                NEVADA - 4.4% (2.9% OF TOTAL INVESTMENTS)

       10,410   Clark County School District, Nevada, General Obligation Bonds,       6/12 at 100.00         AAA         11,319,938
                 Series 2002C, 5.500%, 6/15/18 (Pre-refunded 6/15/12) -
                 MBIA Insured

       15,000   Clark County, Nevada, General Obligation Bank Bonds, Southern         6/11 at 100.00         AAA         15,751,200
                 Nevada Water Authority Loan, Series 2001, 5.250%, 6/01/26 -
                 FGIC Insured

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier, Series
                2000:
        6,425    0.000%, 1/01/29 - AMBAC Insured                                        No Opt. Call         AAA          2,066,794
       12,000    5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00         AAA         12,437,520

------------------------------------------------------------------------------------------------------------------------------------
       43,835   Total Nevada                                                                                             41,575,452
------------------------------------------------------------------------------------------------------------------------------------


                NEW HAMPSHIRE - 0.2% (0.2% OF TOTAL INVESTMENTS)

          550   New Hampshire Housing Finance Agency, Single Family                   7/06 at 102.00         Aa2            561,512
                 Mortgage Acquisition Revenue Bonds, Series 1996B,
                 6.400%, 1/01/27 (Alternative Minimum Tax)

        1,655   New Hampshire Housing Finance Agency, Single Family                   7/06 at 100.00         Aa2          1,659,088
                 Residential Mortgage Bonds, Series 1993B, 6.050%, 7/01/25

------------------------------------------------------------------------------------------------------------------------------------
        2,205   Total New Hampshire                                                                                       2,220,600
------------------------------------------------------------------------------------------------------------------------------------


                NEW JERSEY - 9.0% (5.8% OF TOTAL INVESTMENTS)

       10,150   Delaware River Port Authority, Pennsylvania and New Jersey,           1/10 at 100.00         AAA         10,725,708
                 Revenue Bonds, Port District Project, Series 1999B,
                 5.625%, 1/01/26 - FSA Insured

        8,000   Essex County Improvement Authority, New Jersey, General              10/10 at 100.00         Aaa          8,732,480
                 Obligation Guaranteed Lease Revenue Bonds, County
                 Correctional Facility Project, Series 2000, 6.000%, 10/01/25
                 (Pre-refunded 10/01/10) - FGIC Insured

                Essex County, New Jersey, General Obligation Bonds,
                Series 2005A:
        2,065    5.000%, 5/01/24 - MBIA Insured                                       5/15 at 100.00         Aaa          2,152,411
        3,030    5.000%, 5/01/25 - MBIA Insured                                       5/15 at 100.00         Aaa          3,155,987

          500   Middlesex County Improvement Authority, New Jersey, Senior              No Opt. Call        Baa3            505,050
                 Revenue Bonds, Heldrich Center Hotel/Conference Center
                 Project, Series 2005A, 5.000%, 1/01/15

                New Jersey Economic Development Authority, School Facilities
                Construction Bonds, Series 2005P:
        3,655    5.250%, 9/01/24                                                      9/15 at 100.00         AA-          3,880,587
        2,000    5.250%, 9/01/26                                                      9/15 at 100.00         AA-          2,118,740

        1,500   New Jersey Educational Facilities Authority, Revenue Bonds,           7/15 at 100.00         AAA          1,566,675
                 Princeton University, Series 2005A, 5.000%, 7/01/30

        5,315   New Jersey Housing and Mortgage Finance Agency, Home                 10/07 at 101.50         AAA          5,451,702
                 Buyer Program Revenue Bonds, Series 1997U, 5.850%, 4/01/29 -
                 MBIA Insured (Alternative Minimum Tax)

                New Jersey Transportation Trust Fund Authority, Transportation
                System Bonds, Series 2003C:
        5,000    5.500%, 6/15/19 (Pre-refunded 6/15/13)                               6/13 at 100.00         AAA          5,482,150
        5,410    5.500%, 6/15/20 (Pre-refunded 6/15/13)                               6/13 at 100.00         AAA          5,931,686
        9,250    5.500%, 6/15/23 (Pre-refunded 6/15/13)                               6/13 at 100.00         AAA         10,141,978

                New Jersey Turnpike Authority, Revenue Bonds, Series 2000A:
        3,915    6.000%, 1/01/14 - MBIA Insured (ETM)                                   No Opt. Call         AAA          4,423,676
        7,585    6.000%, 1/01/14 - MBIA Insured (ETM)                                   No Opt. Call         AAA          8,570,519

        2,500   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,           7/13 at 100.00         AAA          2,604,550
                 5.000%, 1/01/19 - FGIC Insured

        9,130   New Jersey Turnpike Authority, Revenue Bonds, Series 2005A,           1/15 at 100.00         AAA          9,497,574
                 5.000%, 1/01/25 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       79,005   Total New Jersey                                                                                         84,941,473
------------------------------------------------------------------------------------------------------------------------------------


                NEW MEXICO - 0.8% (0.5% OF TOTAL INVESTMENTS)

          825   New Mexico Mortgage Finance Authority, Single Family                  3/10 at 102.50         AAA            840,766
                 Mortgage Program Bonds, Series 2000D-2, 6.850%, 9/01/31
                 (Alternative Minimum Tax)


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW MEXICO (continued)

$       5,585   Santa Fe County, New Mexico, Correctional System Gross                  No Opt. Call         AAA       $  6,481,728
                 Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,410   Total New Mexico                                                                                          7,322,494
------------------------------------------------------------------------------------------------------------------------------------


                NEW YORK - 20.4% (13.2% OF TOTAL INVESTMENTS)

        1,145   Dormitory Authority of the State of New York, Revenue Bonds,          2/15 at 100.00         AAA          1,189,930
                 Mental Health Services Facilities Improvements, Series 2005B,
                 5.000%, 2/15/24 - AMBAC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                University of Rochester, Series 2004A:
        1,025    5.250%, 7/01/20                                                      7/14 at 100.00          A+          1,085,301
        1,000    5.250%, 7/01/22                                                      7/14 at 100.00          A+          1,059,530
          500    5.250%, 7/01/24                                                      7/14 at 100.00          A+            528,005

        1,995   Dormitory Authority of the State of New York, State and Local         7/14 at 100.00         AA-          2,105,343
                 Appropriation Lease Bonds, Upstate Community Colleges,
                 Series 2004B, 5.250%, 7/01/20

        2,335   Dormitory Authority of the State of New York, State Personal          3/15 at 100.00         AAA          2,430,852
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 -
                 AMBAC Insured

        6,000   Liberty Development Corporation, New York, Goldman Sachs                No Opt. Call         Aa3          6,487,680
                 Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35

       13,580   Long Island Power Authority, New York, Electric System                6/08 at 101.00      A- (4)         14,140,582
                 General Revenue Bonds, Series 1998A, 5.250%, 12/01/26
                 (Pre-refunded 6/01/08)

        5,000   Long Island Power Authority, New York, Electric System General        6/16 at 100.00         AAA          5,219,350
                 Revenue Bonds, Series 2006A, 5.000%, 12/01/24 - FGIC Insured

        4,500   Metropolitan Transportation Authority, New York, Transportation      11/15 at 100.00         AAA          4,664,115
                 Revenue Bonds, Series 2005B, 5.000%, 11/15/30 -
                 AMBAC Insured

        7,400   Metropolitan Transportation Authority, New York, Transportation      11/15 at 100.00           A          7,583,890
                 Revenue Bonds, Series 2005F, 5.000%, 11/15/30

        3,000   Metropolitan Transportation Authority, New York, Transportation      11/12 at 100.00         AAA          3,157,860
                 Revenue Refunding Bonds, Series 2002A, 5.125%, 11/15/21 -
                 FGIC Insured

                New York City Industrial Development Agency, New York, Civic
                Facility Revenue Bonds, United Jewish Appeal - Federation of
                Jewish Philanthropies of New York Inc., Series 2004A:
        2,185    5.250%, 7/01/20                                                      7/14 at 100.00         Aa2          2,322,021
        2,050    5.250%, 7/01/21                                                      7/14 at 100.00         Aa2          2,177,100
        2,420    5.250%, 7/01/22                                                      4/14 at 100.00         Aa2          2,582,914
        1,370    5.250%, 7/01/24                                                      4/14 at 100.00         Aa2          1,457,365

        1,250   New York City Municipal Water Finance Authority, New York,            6/15 at 100.00         AAA          1,301,538
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2005C, 5.000%, 6/15/25 - MBIA Insured

        4,250   New York City Municipal Water Finance Authority, New York,            6/16 at 100.00         AA+          4,394,925
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2006D, 5.000%, 6/15/29

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
       10,000    5.000%, 10/15/22 - MBIA Insured                                     10/14 at 100.00         AAA         10,466,800
        4,825    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA          5,032,861
        1,665    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          1,736,728

       12,500   New York City, New York, General Obligation Bonds,                   10/13 at 100.00          A+         13,181,750
                 Fiscal Series 2003D, 5.250%, 10/15/22

        4,960   New York City, New York, General Obligation Bonds,                    6/13 at 100.00          A+          5,299,958
                 Fiscal Series 2003J, 5.500%, 6/01/23

           40   New York City, New York, General Obligation Bonds,                    6/13 at 100.00      A+ (4)             43,866
                 Fiscal Series 2003J, 5.500%, 6/01/23 (Pre-refunded 6/01/13)

        6,000   New York City, New York, General Obligation Bonds,                    8/14 at 100.00          A+          6,340,260
                 Fiscal Series 2004C, 5.250%, 8/15/20

        8,270   New York City, New York, General Obligation Bonds,                      No Opt. Call          A+          8,734,857
                 Fiscal Series 2004G, 5.000%, 8/01/14

        7,960   New York City, New York, General Obligation Bonds,                    4/15 at 100.00          A+          8,187,736
                 Fiscal Series 2005M, 5.000%, 4/01/24

          650   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         BBB            690,579
                 Pass-Through Bonds, Series 2000B, 6.500%, 6/01/35


                                       21

                        Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK (continued)

$       1,350   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         AAA       $  1,505,939
                 Pass-Through Bonds, Series 2000B, 6.500%, 6/01/35
                 (Pre-refunded 6/01/10)

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005G:
        3,770    5.000%, 1/01/25 - FSA Insured                                        7/15 at 100.00         AAA          3,926,003
        5,980    5.000%, 1/01/26 - FSA Insured                                        7/15 at 100.00         AAA          6,222,908

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Second Generation, Series 2005B:
        5,000    5.000%, 4/01/21 - AMBAC Insured                                     10/15 at 100.00         AAA          5,243,000
        2,000    5.000%, 4/01/22 - AMBAC Insured                                     10/15 at 100.00         AAA          2,095,640

        3,000   New York State Thruway Authority, State Personal Income               3/15 at 100.00         AAA          3,150,120
                 Tax Revenue Bonds, Series 2005A, 5.000%, 3/15/19 -
                 FSA Insured

        7,400   New York State Tobacco Settlement Financing Corporation,              6/10 at 100.00         AA-          7,790,572
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16

       14,000   New York State Urban Development Corporation, Service                 1/17 at 100.00         AA-         14,914,200
                 Contract Revenue Bonds, Correctional and Youth Facilities,
                 Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

        6,460   New York State Urban Development Corporation, State                   3/14 at 100.00         AAA          6,691,526
                 Personal Income Tax Revenue Bonds, Series 2004A-1,
                 5.000%, 3/15/26 - FGIC Insured

        2,000   Port Authority of New York and New Jersey, Consolidated               6/15 at 101.00         AAA          2,083,820
                 Revenue Bonds, One Hundred Fortieth Series 2005,
                 5.000%, 12/01/27 - XLCA Insured

        5,000   Port Authority of New York and New Jersey, Consolidated               3/14 at 101.00         AAA          5,175,200
                 Revenue Bonds, One Hundred Thirty-Fifth Series 2004,
                 5.000%, 9/15/28 - XLCA Insured

        9,515   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         Aa2          9,818,433
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/22

------------------------------------------------------------------------------------------------------------------------------------
      183,350   Total New York                                                                                          192,221,057
------------------------------------------------------------------------------------------------------------------------------------


                NORTH CAROLINA - 1.1% (0.7% OF TOTAL INVESTMENTS)

                Charlotte, North Carolina, Certificates of Participation,
                Governmental Facilities Projects, Series 2003G:
        5,785    5.250%, 6/01/22                                                      6/13 at 100.00         AA+          6,074,366
        3,475    5.250%, 6/01/23                                                      6/13 at 100.00         AA+          3,646,665

        1,000   Gaston County Industrial Facilities and Pollution Control             8/15 at 100.00         N/R          1,047,660
                 Financing Authority, North Carolina, National Gypsum
                 Company Project Exempt Facilities Revenue Bonds,
                 Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       10,260   Total North Carolina                                                                                     10,768,691
------------------------------------------------------------------------------------------------------------------------------------


                NORTH DAKOTA - 1.2% (0.8% OF TOTAL INVESTMENTS)

        9,650   Dickinson, North Dakota, Health Care Facilities Revenue               2/10 at 102.00          AA         10,938,758
                 Bonds, BHS Long Term Care Inc., Series 1990,
                 7.625%, 2/15/20 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 2.0% (1.3% OF TOTAL INVESTMENTS)

        4,265   Franklin County, Ohio, Hospital Revenue and Improvement               5/11 at 101.00         Aaa          4,625,094
                 Bonds, Children's Hospital Project, Series 2001,
                 5.500%, 5/01/28 (Pre-refunded 5/01/11) - AMBAC Insured

        1,785   Marysville, Ohio, Wastewater Treatment System First                  12/15 at 100.00         AAA          1,863,022
                 Mortgage Revenue Bonds, Series 2005, 5.000%, 12/01/24 -
                 MBIA Insured

        2,720   Ohio State University, General Receipts Bonds, Series 2003B,          6/13 at 100.00          AA          2,885,784
                 5.250%, 6/01/20

        2,000   Richland County, Ohio, Hospital Facilities Revenue Refunding         11/10 at 101.00          A-          2,144,240
                 Bonds, MedCentral Health System Obligated Group,
                 Series 2000A, 6.125%, 11/15/16

        7,000   Steubenville, Ohio, Hospital Facilities Revenue Refunding and        10/10 at 100.00          A3          7,583,450
                 Improvement Bonds, Trinity Health System, Series 2000,
                 6.500%, 10/01/30

------------------------------------------------------------------------------------------------------------------------------------
       17,770   Total Ohio                                                                                               19,101,590
------------------------------------------------------------------------------------------------------------------------------------


                OKLAHOMA - 0.6% (0.4% OF TOTAL INVESTMENTS)

                Norman Regional Hospital Authority, Oklahoma, Hospital Revenue
                Bonds, Series 2005:
          500    5.375%, 9/01/29                                                      9/16 at 100.00        BBB-            501,735
        1,050    5.375%, 9/01/36                                                      9/16 at 100.00        BBB-          1,052,394


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                OKLAHOMA (continued)

$       3,500   Oklahoma Capitol Improvement Authority, State Facilities              7/15 at 100.00         AAA       $  3,647,525
                 Revenue Bonds, Series 2005F, 5.000%, 7/01/24 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,050   Total Oklahoma                                                                                            5,201,654
------------------------------------------------------------------------------------------------------------------------------------


                OREGON - 1.0% (0.6% OF TOTAL INVESTMENTS)

                Oregon Department of Administrative Services, Certificates
                of Participation, Series 2005A:
        2,060    5.000%, 5/01/24 - FSA Insured                                        5/15 at 100.00         AAA          2,134,819
        4,220    5.000%, 5/01/30 - FSA Insured                                        5/15 at 100.00         AAA          4,341,747

        2,500   Oregon State Department of Transportation, Highway User              11/14 at 100.00         AA+          2,614,000
                 Tax Revenue Bonds, Series 2004A, 5.000%, 11/15/21

------------------------------------------------------------------------------------------------------------------------------------
        8,780   Total Oregon                                                                                              9,090,566
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 5.4% (3.5% OF TOTAL INVESTMENTS)

        2,440   Chester County, Pennsylvania, General Obligation Bonds,               5/15 at 100.00         Aa1          2,541,772
                 Series 2005, 5.000%, 11/15/24

                Lancaster Higher Education Authority, Pennsylvania, Revenue
                Bonds, Franklin and Marshall College, Series 2003C:
        1,340    5.250%, 4/15/15                                                      4/13 at 100.00          A+          1,420,762
        1,960    5.250%, 4/15/17                                                      4/13 at 100.00          A+          2,068,231

                Montgomery County Industrial Development Authority,
                Pennsylvania, Revenue Bonds, Hill School, Series 2005:
        4,000    5.000%, 8/15/25 - MBIA Insured                                       8/15 at 100.00         Aaa          4,164,200
        3,550    5.000%, 8/15/26 - MBIA Insured                                       8/15 at 100.00         Aaa          3,690,260
        3,300    5.000%, 8/15/27 - MBIA Insured                                       8/15 at 100.00         Aaa          3,422,760

        1,000   Pennsylvania State University, General Revenue Bonds,                 9/15 at 100.00          AA          1,033,490
                 Series 2005, 5.000%, 9/01/29

                Philadelphia Gas Works, Pennsylvania, Revenue Bonds,
                General Ordinance, Fifth Series 2004A-1:
        4,505    5.000%, 9/01/21 - FSA Insured                                        9/14 at 100.00         AAA          4,658,350
        4,735    5.000%, 9/01/22 - FSA Insured                                        9/14 at 100.00         AAA          4,892,865

        8,405   Philadelphia Redevelopment Authority, Pennsylvania,                   4/08 at 103.00         N/R          8,484,932
                 Multifamily Housing Mortgage Revenue Bonds, Cricket
                 Court Apartments, Series 1998A, 6.200%, 4/01/25
                 (Alternative Minimum Tax)

       14,000   State Public School Building Authority, Pennsylvania, Lease           6/13 at 100.00         AAA         14,845,320
                 Revenue Bonds, Philadelphia School District, Series 2003,
                 5.250%, 6/01/24 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       49,235   Total Pennsylvania                                                                                       51,222,942
------------------------------------------------------------------------------------------------------------------------------------


                PUERTO RICO - 0.3% (0.2% OF TOTAL INVESTMENTS)

        1,500   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA          1,552,920
                 Series 2005RR, 5.000%, 7/01/30 - XLCA Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 6.7% (4.4% OF TOTAL INVESTMENTS)

        8,610   Dorchester County School District 2, South Carolina, Installment     12/14 at 100.00           A          8,962,838
                 Purchase Revenue Bonds, GROWTH, Series 2004,
                 5.250%, 12/01/24

                Greenville County School District, South Carolina, Installment
                Purchase Revenue Bonds, Series 2003:
        5,090    5.250%, 12/01/18                                                    12/13 at 100.00         AA-          5,350,048
        3,595    5.250%, 12/01/20                                                    12/13 at 100.00         AA-          3,773,707
        1,865    5.250%, 12/01/21                                                    12/13 at 100.00         AA-          1,956,478

                Lexington County Health Service District, South Carolina,
                Hospital Revenue Bonds, Series 2004:
        1,805    6.000%, 5/01/19                                                      5/14 at 100.00           A          1,969,526
        2,400    5.500%, 5/01/24                                                      5/14 at 100.00           A          2,504,928

        1,655   South Carolina JOBS Economic Development Authority,                   8/13 at 100.00        BBB+          1,838,175
                 Hospital Refunding and Improvement Revenue Bonds,
                 Palmetto Health Alliance, Series 2003C, 6.375%, 8/01/34

       13,345   South Carolina JOBS Economic Development Authority,                   8/13 at 100.00    BBB+ (4)         15,262,143
                 Hospital Refunding and Improvement Revenue Bonds,
                 Palmetto Health Alliance, Series 2003C, 6.375%, 8/01/34
                 (Pre-refunded 8/01/13)


                                       23

                        Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                SOUTH CAROLINA (continued)

                Tobacco Settlement Revenue Management Authority,
                South Carolina, Tobacco Settlement Asset-Backed Bonds,
                Series 2001B:
$       8,915    6.000%, 5/15/22                                                      5/11 at 101.00         BBB       $  9,339,532
        7,500    6.375%, 5/15/28                                                      5/11 at 101.00         BBB          8,014,950
        4,150    6.375%, 5/15/30                                                        No Opt. Call         BBB          4,616,128

------------------------------------------------------------------------------------------------------------------------------------
       58,930   Total South Carolina                                                                                     63,588,453
------------------------------------------------------------------------------------------------------------------------------------


                TENNESSEE - 1.1% (0.7% OF TOTAL INVESTMENTS)

        6,400   Johnson City Health and Educational Facilities Board,                 7/16 at 100.00        BBB+          6,634,176
                 Tennessee, Revenue Bonds, Mountain States Health
                 Alliance, Series 2006A, 5.500%, 7/01/36

        3,595   Tennessee Housing Development Agency, Homeownership                   7/13 at 100.00          AA          3,636,882
                 Program Bonds, Series 2004, 5.000%, 7/01/34 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        9,995   Total Tennessee                                                                                          10,271,058
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 12.7% (8.2% OF TOTAL INVESTMENTS)

       10,205   Alliance Airport Authority, Texas, Special Facilities Revenue         6/06 at 100.00         CCC          9,897,319
                 Bonds, American Airlines Inc., Series 1990, 7.500%, 12/01/29
                 (Alternative Minimum Tax)

        3,289   Austin Housing Finance Corporation, Texas, GNMA Collateralized       12/10 at 105.00         Aaa          3,614,381
                 Multifamily Housing Revenue Bonds, Fairway Village Project,
                 Series 2000A, 7.375%, 6/20/35 (Alternative Minimum Tax)

        2,150   Brazos River Authority, Texas, Pollution Control Revenue Bonds,      10/13 at 101.00        Baa2          2,420,986
                 TXU Energy Company LLC Project, Series 2003C,
                 6.750%, 10/01/38 (Alternative Minimum Tax)

          175   Clear Creek Independent School District, Galveston and Harris         2/10 at 100.00         AAA            188,354
                 Counties, Texas, Unlimited Tax Schoolhouse and Refunding
                 Bonds, Series 2000, 6.000%, 2/15/16

          680   Harlingen Housing Finance Corporation, Texas, GNMA/FNMA               9/10 at 105.00         AAA            689,098
                 Single Family Mortgage Revenue Bonds, Series 2000A,
                 6.700%, 9/01/33 (Alternative Minimum Tax)

        4,295   Harris County Hospital District, Texas, Revenue Refunding               No Opt. Call         AAA          4,624,770
                 Bonds, Series 1990, 7.400%, 2/15/10 - AMBAC Insured

        1,435   Harris County Hospital District, Texas, Revenue Refunding               No Opt. Call         AAA          1,526,065
                 Bonds, Series 1990, 7.400%, 2/15/10 - AMBAC Insured (ETM)

       19,125   Harris County Hospital District, Texas, Revenue Refunding             8/10 at 100.00         AAA         20,573,144
                 Bonds, Series 2000, 6.000%, 2/15/15 - MBIA Insured

        4,000   Harris County-Houston Sports Authority, Texas, Junior Lien           11/11 at 100.00         AAA          4,140,560
                 Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 -
                 MBIA Insured

        5,000   Houston, Texas, First Lien Combined Utility System Revenue            5/14 at 100.00         AAA          5,276,600
                 Bonds, Series 2004A, 5.250%, 5/15/25 - MBIA Insured

        6,000   Houston, Texas, General Obligation Public Improvement Bonds,          3/11 at 100.00         AAA          6,426,900
                 Series 2001B, 5.500%, 3/01/15 - FSA Insured

        9,250   Houston, Texas, Subordinate Lien Airport System Revenue               7/10 at 100.00         AAA          9,767,167
                 Bonds, Series 2000B, 5.500%, 7/01/30 - FSA Insured

                Kerrville Health Facilities Development Corporation, Texas,
                Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
                2005:
        2,000    5.250%, 8/15/21                                                        No Opt. Call        BBB-          2,040,540
        2,500    5.125%, 8/15/26                                                        No Opt. Call        BBB-          2,484,200

        1,505   Lower Colorado River Authority, Texas, Contract Revenue               5/13 at 100.00         AAA          1,588,663
                 Refunding Bonds, Transmission Services Corporation,
                 Series 2003C, 5.250%, 5/15/23 - AMBAC Insured

        3,400   Lower Colorado River Authority, Texas, Revenue Refunding              5/13 at 100.00         AAA          3,593,664
                 and Improvement Bonds, Series 2003, 5.250%, 5/15/24 -
                 AMBAC Insured

        2,000   Sabine River Authority, Texas, Pollution Control Revenue Bonds,      11/15 at 100.00        Baa2          2,040,580
                 TXU Electric Company, Series 2001C, 5.200%, 5/01/28

       10,810   Tarrant County Health Facilities Development Corporation,            12/10 at 105.00         Aaa         12,078,121
                 Texas, GNMA Collateralized Mortgage Loan Revenue Bonds,
                 Eastview Nursing Home, Ebony Lake Nursing Center, Ft.
                 Stockton Nursing Center, Lynnhaven Nursing Center and
                 Mission Oaks Manor, Series 2000A-1, 7.625%, 12/20/32


                                       24


    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS (continued)
$       4,000   Tarrant County Health Facilities Development Corporation,            11/10 at 101.00      A+ (4)       $  4,503,160
                 Texas, Hospital Revenue Bonds, Adventist Health System -
                 Sunbelt Obligated Group, Series 2000, 6.700%, 11/15/30
                 (Pre-refunded 11/15/10)

        5,000   Tarrant Regional Water District, Texas, Water Revenue                 3/13 at 100.00         AAA          5,295,400
                 Refunding and Improvement Bonds, Series 1999,
                 5.250%, 3/01/17 - FSA Insured

        4,000   Texas A&M University, Financing System Revenue Bonds,                 5/09 at 100.00         AAA          4,206,600
                 Series 1999, 5.550%, 5/15/29 (Pre-refunded 5/15/09) -
                 MBIA Insured

       25,000   Texas Turnpike Authority, First Tier Revenue Bonds, Central             No Opt. Call         AAA         10,310,000
                 Texas Turnpike System, Series 2002A, 0.000%, 8/15/24 -
                 AMBAC Insured

        2,500   Tomball Hospital Authority, Texas, Hospital Revenue Bonds,            7/15 at 100.00        Baa3          2,488,525
                 Tomball Regional Hospital, Series 2005, 5.000%, 7/01/20

------------------------------------------------------------------------------------------------------------------------------------
      128,319   Total Texas                                                                                             119,774,797
------------------------------------------------------------------------------------------------------------------------------------


                UTAH - 0.3% (0.2% OF TOTAL INVESTMENTS)

        1,290   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/07 at 101.50         Aaa          1,317,413
                 Series 1997F, 5.750%, 7/01/28 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.5% (0.4% OF TOTAL INVESTMENTS)

        4,835   Virginia Beach Development Authority, Virginia, Multifamily          10/14 at 100.00         N/R          5,165,521
                 Residential Rental Housing Revenue Bonds, Mayfair
                 Apartments I and II, Series 1999, 7.500%, 10/01/39
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 6.4% (4.1% OF TOTAL INVESTMENTS)

        2,500   Energy Northwest, Washington, Electric Revenue Refunding              7/12 at 100.00         AAA          2,727,125
                 Bonds, Columbia Generating Station - Nuclear Project 2,
                 Series 2002C, 5.750%, 7/01/17 - MBIA Insured

                Public Utility District 1, Chelan County, Washington, Revenue
                Bonds, Chelan Hydro Consolidated System, Series 1997A:
       11,820    5.650%, 7/01/32 (Mandatory put 7/01/24)                              7/07 at 102.00          AA         12,117,628
                 (Alternative Minimum Tax)
        8,000    5.650%, 7/01/32 (Mandatory put 7/01/27)                              7/07 at 102.00          AA          8,177,360
                 (Alternative Minimum Tax)

        3,125   Skagit County Public Hospital District 1, Washington, General         6/14 at 100.00         Aaa          3,367,563
                 Obligation Bonds, Series 2004A, 5.375%, 12/01/20 - MBIA Insured

        5,000   Snohomish County, Washington, Limited Tax General Obligation         12/11 at 100.00         AAA          5,243,550
                 Bonds, Series 2001, 5.250%, 12/01/26 - MBIA Insured

        9,350   Washington Public Power Supply System, Revenue Refunding              7/07 at 102.00         Aaa          9,670,705
                 Bonds, Nuclear Project 3, Series 1997A, 5.250%, 7/01/15

        7,775   Washington Public Power Supply System, Revenue Refunding              7/08 at 102.00         Aaa          8,039,817
                 Bonds, Nuclear Project 3, Series 1998A, 5.125%, 7/01/18

        4,750   Washington State Healthcare Facilities Authority, Revenue            11/08 at 101.00         Aaa          4,899,673
                 Bonds, Swedish Health Services, Series 1998, 5.125%, 11/15/22 -
                 AMBAC Insured

       11,000   Washington, General Obligation Bonds, Series 2000S-5,                   No Opt. Call         AAA          5,734,960
                 0.000%, 1/01/20 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       63,320   Total Washington                                                                                         59,978,381
------------------------------------------------------------------------------------------------------------------------------------


                WISCONSIN - 3.0% (1.9% OF TOTAL INVESTMENTS)

                Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
                Bonds, Public Schools, Series 2003A:
        1,000    5.125%, 8/01/22 - AMBAC Insured                                      8/13 at 100.00         AAA          1,041,850
        1,345    5.125%, 8/01/23 - AMBAC Insured                                      8/13 at 100.00         AAA          1,399,594

        1,000   Wisconsin Health and Educational Facilities Authority,                7/11 at 100.00          A-          1,055,040
                 Revenue Bonds, Agnesian Healthcare Inc., Series 2001,
                 6.000%, 7/01/21

        9,000   Wisconsin Health and Educational Facilities Authority, Revenue        4/13 at 100.00        BBB+          9,842,040
                 Bonds, Aurora Healthcare Inc., Series 2003, 6.400%, 4/15/33

        2,175   Wisconsin Health and Educational Facilities Authority, Revenue       10/11 at 100.00         BBB          2,335,254
                 Bonds, Carroll College Inc., Series 2001, 6.125%, 10/01/16

          790   Wisconsin Health and Educational Facilities Authority, Revenue        5/16 at 100.00         BBB            765,960
                 Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/32


                                       25

                        Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN (continued)

$       6,025   Wisconsin Health and Educational Facilities Authority, Revenue        9/13 at 100.00          A-       $  6,457,836
                 Bonds, Franciscan Sisters of Christian Charity Healthcare
                 Ministry, Series 2003A, 6.000%, 9/01/22

        2,000   Wisconsin Health and Educational Facilities Authority, Revenue        8/13 at 100.00           A          2,047,900
                 Bonds, Wheaton Franciscan Services Inc., Series 2003A,
                 5.250%, 8/15/25

                Wisconsin, General Obligation Bonds, Series 2004-3:
        1,720    5.250%, 5/01/19 - FGIC Insured                                       5/14 at 100.00         AAA          1,832,110
        1,265    5.250%, 5/01/21 - FGIC Insured                                       5/14 at 100.00         AAA          1,345,694

------------------------------------------------------------------------------------------------------------------------------------
       26,320   Total Wisconsin                                                                                          28,123,278
------------------------------------------------------------------------------------------------------------------------------------


                WYOMING - 0.4% (0.3% OF TOTAL INVESTMENTS)

        3,900   Sweetwater County, Wyoming, Solid Waste Disposal Revenue             12/15 at 100.00        BBB-          4,074,252
                 Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
$   1,489,602   Total Investments (cost $1,403,996,334) - 154.2%                                                      1,454,842,692
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.4%                                                                     13,733,806
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (55.6)%                                                       (525,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  943,576,498
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                    N/R  Not rated.

                  WI/DD  Purchased on a when-issued or delayed delivery basis.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen Premium Income Municipal Fund 2, Inc. (NPM)
                        Portfolio of
                                INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 2.7% (1.8% OF TOTAL INVESTMENTS)

                Birmingham Special Care Facilities Financing Authority, Alabama,
                Revenue Bonds, Baptist Health System Inc., Series 2005A:
$       3,600    5.250%, 11/15/20                                                    11/15 at 100.00        Baa1       $  3,677,148
        1,000    5.000%, 11/15/30                                                    11/15 at 100.00        Baa1            975,800

        1,560   Courtland Industrial Development Board, Alabama, Pollution            6/15 at 100.00         BBB          1,561,622
                 Control Revenue Bonds, International Paper Company,
                 Series 2005A, 5.000%, 6/01/25

        1,690   Montgomery BMC Special Care Facilities Financing Authority,          11/14 at 100.00      A3 (4)          1,818,812
                 Alabama, Revenue Bonds, Baptist Medical Center,
                 Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)

        8,255   University of South Alabama, Student Tuition Revenue Bonds,           3/14 at 100.00         Aaa          8,561,921
                 Series 2004, 5.000%, 3/15/24 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       16,105   Total Alabama                                                                                            16,595,303
------------------------------------------------------------------------------------------------------------------------------------


                ARIZONA - 0.9% (0.6% OF TOTAL INVESTMENTS)

                Glendale Industrial Development Authority, Arizona, Revenue
                Bonds, John C. Lincoln Health Network, Series 2005B:
          200    5.250%, 12/01/24                                                    12/15 at 100.00         BBB            205,220
          265    5.250%, 12/01/25                                                    12/15 at 100.00         BBB            271,917

        2,850   Maricopa County Industrial Development Authority, Arizona,            1/07 at 102.00         AAA          3,045,368
                 Multifamily Housing Revenue Bonds, Place Five and The
                 Greenery Apartments, Series 1996A, 6.625%, 1/01/27 (ETM)

        2,095   Pima County Industrial Development Authority, Arizona, Lease          7/06 at 101.00         AAA          2,108,115
                 Obligation Revenue Refunding Bonds, Tucson Electric Power
                 Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,410   Total Arizona                                                                                             5,630,620
------------------------------------------------------------------------------------------------------------------------------------


                ARKANSAS - 0.1% (0.1% OF TOTAL INVESTMENTS)

        1,000   Washington County, Arkansas, Hospital Revenue Bonds,                  2/15 at 100.00         BBB            996,910
                 Washington Regional Medical Center, Series 2005B,
                 5.000%, 2/01/25


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 15.2% (9.9% OF TOTAL INVESTMENTS)

        5,690   California Department of Veterans Affairs, Home Purchase              6/12 at 101.00         AAA          6,018,370
                 Revenue Bonds, Series 2002A, 5.300%, 12/01/21 -
                 AMBAC Insured

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
        4,000    6.000%, 5/01/15 (Pre-refunded 5/01/12)                               5/12 at 101.00         Aaa          4,512,600
        5,500    5.375%, 5/01/21 (Pre-refunded 5/01/12)                               5/12 at 101.00         Aaa          6,024,535

                California Educational Facilities Authority, Revenue Refunding
                Bonds, Loyola Marymount University, Series 2001A:
        3,255    0.000%, 10/01/23 - MBIA Insured                                        No Opt. Call         Aaa          1,397,892
        5,890    0.000%, 10/01/24 - MBIA Insured                                        No Opt. Call         Aaa          2,405,417
        7,615    0.000%, 10/01/25 - MBIA Insured                                        No Opt. Call         Aaa          2,951,117

        6,240   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00          A3          6,313,070
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/27

        2,055   California Infrastructure Economic Development Bank,                 10/14 at 100.00          AA          2,128,507
                 Infrastructure State Revolving Fund Revenue Bonds,
                 Series 2004, 5.000%, 10/01/21

        1,000   California Statewide Community Development Authority,                 7/15 at 100.00        BBB+            978,370
                 Revenue Bonds, Daughters of Charity Health System,
                 Series 2005A, 5.000%, 7/01/39

        2,500   California, Economic Recovery Revenue Bonds, Series 2004A,              No Opt. Call         AA-          2,705,975
                 5.250%, 7/01/14

        3,500   California, General Obligation Bonds, Series 2003,                    8/13 at 100.00           A          3,555,510
                 5.000%, 2/01/32


                                       27

                        Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA (continued)

$       8,000   California, General Obligation Bonds, Series 2004, 5.125%, 2/01/25    2/14 at 100.00           A       $  8,294,640

        5,000   California, General Obligation Bonds, Series 2006, 5.000%, 3/01/13      No Opt. Call           A          5,288,750

        1,900   Chula Vista, California, Industrial Development Revenue Bonds,        6/14 at 102.00          A2          1,993,366
                 San Diego Gas and Electric Company, Series 1996A,
                 5.300%, 7/01/21

        2,170   Cotati-Rohnert Park Unified School District, Sonoma County,           8/15 at 100.00         Aaa          2,270,514
                 California, General Obligation Bonds, Series 2005,
                 5.000%, 8/01/22 - FGIC Insured

        2,500   Fontana Public Financing Authority, California, Tax Allocation       10/15 at 100.00         AAA          2,601,900
                 Revenue Bonds, North Fontana Redevelopment Project,
                 Series 2005A, 5.000%, 10/01/23 - AMBAC Insured

       30,000   Foothill/Eastern Transportation Corridor Agency, California,            No Opt. Call         AAA         15,106,800
                 Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/21
                 (ETM)

        1,385   Fullerton Public Financing Authority, California, Tax Allocation      9/15 at 100.00         AAA          1,430,317
                 Revenue Bonds, Series 2005, 5.000%, 9/01/27 - AMBAC Insured

                Perris, California, Special Tax Bonds, Community Facilities
                District 2001-1, May Farms Improvement Area 4, Series 2005A:
        1,420    5.000%, 9/01/25                                                      9/15 at 102.00         N/R          1,420,511
          435    5.100%, 9/01/30                                                      9/15 at 102.00         N/R            435,526

                San Diego County, California, Certificates of Participation,
                Burnham Institute, Series 2006:
          250    5.000%, 9/01/21                                                      9/15 at 102.00        Baa3            251,123
          275    5.000%, 9/01/23                                                      9/15 at 102.00        Baa3            274,255

        2,220   San Diego Redevelopment Agency, California, Subordinate               9/14 at 100.00         AAA          2,303,405
                 Lien Tax Allocation Bonds, Centre City Project, Series 2004A,
                 5.000%, 9/01/20 - XLCA Insured

          960   San Francisco Redevelopment Agency, California, Hotel Tax             7/06 at 100.00         AAA            962,678
                 Revenue Bonds, Series 1994, 6.750%, 7/01/25 - FSA Insured

        6,000   San Jose Redevelopment Agency, California, Tax Allocation             8/14 at 100.00         AAA          6,403,020
                 Bonds, Merged Area Redevelopment Project, Series 2004A,
                 5.250%, 8/01/19 - MBIA Insured

        2,000   Sonoma County Junior College District, California, General            8/13 at 100.00         AAA          2,140,140
                 Obligation Bonds, Series 2003A, 5.000%, 8/01/27
                 (Pre-refunded 8/01/13) - FSA Insured

        3,000   Walnut Energy Center Authority, California, Electric Revenue          1/14 at 100.00         AAA          3,069,840
                 Bonds, Turlock Irrigation District, Series 2004A,
                 5.000%, 1/01/34 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
      114,760   Total California                                                                                         93,238,148
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 2.2% (1.4% OF TOTAL INVESTMENTS)

        1,700   Centennial Water and Sanitation District, Colorado, Water            12/14 at 100.00         AAA          1,775,344
                 and Sewerage Revenue Bonds, Series 2004, 5.000%, 12/01/22 -
                 FGIC Insured

                Colorado Health Facilities Authority, Revenue Bonds, Evangelical
                Lutheran Good Samaritan Society, Series 2005:
        1,745    5.250%, 6/01/23                                                      6/16 at 100.00          A-          1,795,186
          475    5.000%, 6/01/29                                                      6/16 at 100.00          A-            471,442

          130   Colorado Housing Finance Authority, Single Family Program             6/06 at 105.00         Aa2            130,407
                 Senior Bonds, Series 1995D, 7.375%, 6/01/26 (Alternative
                 Minimum Tax)

          400   Denver City and County, Colorado, Airport System Revenue                No Opt. Call           A            452,040
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative
                 Minimum Tax)

        6,925   Denver Convention Center Hotel Authority, Colorado, Senior           11/16 at 100.00         AAA          7,265,295
                 Revenue Bonds, Convention Center Hotel, Series 2006,
                 5.125%, 12/01/25 (WI/DD, Settling 5/02/06) - XLCA Insured

        1,700   Denver, Colorado, FHA-Insured Multifamily Housing Revenue            10/07 at 102.00         AAA          1,737,196
                 Bonds, Boston Lofts Project, Series 1997A, 5.750%, 10/01/27
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       13,075   Total Colorado                                                                                           13,626,910
------------------------------------------------------------------------------------------------------------------------------------


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONNECTICUT - 2.5% (1.6% OF TOTAL INVESTMENTS)

$       3,170   Connecticut Housing Finance Authority, Housing Mortgage               5/06 at 102.00         AAA       $  3,236,855
                 Finance Program Bonds, Series 1996C-2, 6.250%, 11/15/18
                Connecticut, Special Tax Obligation Transportation Infrastructure
                Purpose Bonds, Series 2003B:
        8,310    5.000%, 1/01/21 - FGIC Insured                                       1/14 at 100.00         AAA          8,666,998
        3,000    5.000%, 1/01/24 - FGIC Insured                                       1/14 at 100.00         AAA          3,116,970

------------------------------------------------------------------------------------------------------------------------------------
       14,480   Total Connecticut                                                                                        15,020,823
------------------------------------------------------------------------------------------------------------------------------------


                DISTRICT OF COLUMBIA - 2.0% (1.3% OF TOTAL INVESTMENTS)

                District of Columbia, Revenue Bonds, Georgetown University,
                Series 2001A:
       11,720    0.000%, 4/01/27 - MBIA Insured                                        4/11 at 39.61         AAA          3,703,051
       13,780    0.000%, 4/01/28 - MBIA Insured                                        4/11 at 37.21         AAA          4,091,971
       15,855    0.000%, 4/01/29 - MBIA Insured                                        4/11 at 35.07         AAA          4,437,339

------------------------------------------------------------------------------------------------------------------------------------
       41,355   Total District of Columbia                                                                               12,232,361
------------------------------------------------------------------------------------------------------------------------------------


                FLORIDA - 3.0% (2.0% OF TOTAL INVESTMENTS)

        4,230   Brevard County Health Facilities Authority, Florida, Revenue          4/16 at 100.00           A          4,317,815
                 Bonds, Health First Inc. Project, Series 2005, 5.000%, 4/01/24

        5,000   Dade County, Florida, Aviation Revenue Bonds, Series 1996A,          10/06 at 102.00         AAA          5,135,700
                 5.750%, 10/01/18 - MBIA Insured (Alternative Minimum Tax)

        2,500   Escambia County Health Facilities Authority, Florida, Health         10/08 at 101.00        BBB+          2,533,450
                 Facility Revenue Refunding Bonds, Baptist Hospital and
                 Baptist Manor, Series 1998, 5.125%, 10/01/19

          655   Florida Housing Finance Corporation, Homeowner Mortgage               1/10 at 100.00         AAA            675,488
                 Revenue Bonds, Series 2000-11, 5.850%, 1/01/22 - FSA
                 Insured (Alternative Minimum Tax)

        3,600   Hillsborough County Industrial Development Authority, Florida,        4/10 at 101.00         N/R          3,976,596
                 Exempt Facilities Remarketed Revenue Bonds, National
                 Gypsum Company, Apollo Beach Project, Series 2000B,
                 7.125%, 4/01/30 (Alternative Minimum Tax)

        1,700   Miami-Dade County, Florida, Beacon Tradeport Community                5/12 at 102.00          AA          1,824,151
                 Development District, Special Assessment Bonds, Commercial
                 Project, Series 2002A, 5.625%, 5/01/32 - RAAI Insured

------------------------------------------------------------------------------------------------------------------------------------
       17,685   Total Florida                                                                                            18,463,200
------------------------------------------------------------------------------------------------------------------------------------


                GEORGIA - 2.0% (1.3% OF TOTAL INVESTMENTS)

          500   Chatham County Hospital Authority, Savannah, Georgia,                 1/14 at 100.00          A-            519,215
                 Hospital Revenue Bonds, Memorial Health University Medical
                 Center Inc., Series 2004A, 5.375%, 1/01/26

        1,745   Columbus, Georgia, Water and Sewerage Revenue Bonds,                  5/14 at 100.00         AAA          1,814,416
                 Series 2005, 5.000%, 5/01/24 - MBIA Insured

          150   Fulton County Housing Authority, Georgia, GNMA                        9/06 at 102.00         AAA            152,544
                 Mortgage-Backed Securities Program Single Family Mortgage
                 Revenue Refunding Bonds, Series 1996A, 6.200%, 9/01/27
                 (Alternative Minimum Tax)

           10   Municipal Electric Authority of Georgia, Combustion Turbine          11/13 at 100.00         AAA             10,825
                 Revenue Bonds, Series 2003A, 5.250%, 11/01/15
                 (Pre-refunded 11/01/13) - MBIA Insured

                Municipal Electric Authority of Georgia, Combustion Turbine
                Revenue Bonds, Series 2003A:
        3,405    5.250%, 11/01/15 - MBIA Insured                                     11/13 at 100.00         AAA          3,648,594
        3,365    5.000%, 11/01/18 - MBIA Insured                                     11/13 at 100.00         AAA          3,513,666

        2,235   Richmond County Development Authority, Georgia, Revenue              12/14 at 100.00         AAA          2,319,751
                 Bonds, Medical College of Georgia, Cancer Research Center
                 Project, Series 2004A, 5.000%, 12/15/24 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       11,410   Total Georgia                                                                                            11,979,011
------------------------------------------------------------------------------------------------------------------------------------


                IDAHO - 1.5% (1.0% OF TOTAL INVESTMENTS)

        3,170   Idaho Housing Agency, FHA-Insured Mortgage Revenue Bonds,             6/06 at 101.00         Aa2          3,203,856
                 Park Place Project, Series 1995A, 6.500%, 12/01/36
                 (Alternative Minimum Tax)


                                       29

                        Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                IDAHO (continued)

$         365   Idaho Housing Agency, Senior Lien Single Family Mortgage              7/06 at 101.00         Aaa       $    369,964
                 Bonds, Series 1995F, 6.450%, 7/01/27 (Alternative Minimum Tax)

        3,160   Idaho Housing and Finance Association, GNMA Housing Revenue           3/12 at 105.00         Aaa          3,525,043
                 Refunding Bonds, Wedgewood Terrace Project, Series 2002A-1,
                 7.250%, 3/20/37

          375   Idaho Housing and Finance Association, Single Family Mortgage         7/06 at 102.00         Aaa            376,380
                 Bonds, Series 1996G, 6.350%, 7/01/26 (Alternative
                 Minimum Tax)

          415   Idaho Housing and Finance Association, Single Family Mortgage         1/10 at 100.00         Aa2            430,504
                 Bonds, Series 2000B, 6.250%, 7/01/22 (Alternative
                 Minimum Tax)

          645   Idaho Housing and Finance Association, Single Family Mortgage         7/10 at 100.00         Aaa            647,341
                 Bonds, Series 2000E, 5.950%, 7/01/20 (Alternative
                 Minimum Tax)


          500   Madison County, Idaho, Hospital Revenue Certificates of               9/16 at 100.00        BBB-            505,335
                 Participation, Madison Memorial Hospital, Series 2006,
                 5.250%, 9/01/30

------------------------------------------------------------------------------------------------------------------------------------
        8,630   Total Idaho                                                                                               9,058,423
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 14.2% (9.2% OF TOTAL INVESTMENTS)

        5,000   Chicago Board of Education, Illinois, Unlimited Tax General             No Opt. Call         AAA          2,499,000
                 Obligation Bonds, Dedicated Tax Revenues, Series 1999A,
                 0.000%, 12/01/20 - FGIC Insured

       22,670   Chicago, Illinois, General Obligation Bonds, City Colleges of           No Opt. Call         AAA          9,179,763
                 Chicago Capital Improvement Project, Series 1999,
                 0.000%, 1/01/25 - FGIC Insured

        1,585   Chicago, Illinois, General Obligation Bonds, Series 1995A-1,          1/08 at 100.00         AAA          1,610,170
                 5.125%, 1/01/25 - AMBAC Insured

          880   Chicago, Illinois, General Obligation Refunding Bonds,                7/08 at 102.00         AAA            919,582
                 Series 1998, 5.250%, 1/01/20 - FGIC Insured

          120   Chicago, Illinois, General Obligation Refunding Bonds,                7/08 at 102.00         AAA            126,101
                 Series 1998, 5.250%, 1/01/20 (Pre-refunded 7/01/08) -
                 FGIC Insured

        1,175   Chicago, Illinois, GNMA Collateralized Multifamily Housing            6/09 at 102.00         Aaa          1,213,810
                 Revenue Bonds, Bryn Mawr-Belle Shores Project, Series 1997,
                 5.800%, 6/01/23 (Alternative Minimum Tax)

        3,315   Chicago, Illinois, Tax Increment Allocation Bonds, Read-Dunning       1/07 at 102.00         N/R          3,437,953
                 Redevelopment Project, Series 1996B, 7.250%, 1/01/14

        3,325   Chicago, Illinois, Tax Increment Allocation Bonds, Sanitary           1/07 at 102.00         N/R          3,459,230
                 Drainage and Ship Canal Redevelopment Project, Series 1997A,
                 7.750%, 1/01/14

        4,865   Cook County Community Consolidated School District 15,                  No Opt. Call         Aaa          2,431,527
                 Palatine, Illinois, General Obligation Bonds, Series 2001,
                 0.000%, 12/01/20 - FGIC Insured

        6,190   Cook County Community High School District 219, Niles                   No Opt. Call         Aaa          3,093,762
                 Township, Illinois, General Obligation Capital Appreciation
                 Bonds, Series 2001, 0.000%, 12/01/20 - MBIA Insured

                Illinois Finance Authority, Revenue Bonds, OSF Healthcare
                System, Series 2004:
        2,000    5.250%, 11/15/14                                                     5/14 at 100.00           A          2,088,060
        4,420    5.250%, 11/15/15                                                     5/14 at 100.00           A          4,598,922

          395   Illinois Finance Authority, Revenue Bonds, Proctor Hospital,          1/16 at 100.00        BBB-            391,465
                 Series 2006, 5.125%, 1/01/25 (WI/DD, Settling 5/11/06)

        1,000   Illinois Health Facilities Authority, Revenue Bonds, Condell          5/12 at 100.00        Baa2          1,020,300
                 Medical Center, Series 2002, 5.500%, 5/15/32

        3,000   Illinois Health Facilities Authority, Revenue Bonds, Lake Forest      7/13 at 100.00          A-          3,220,800
                 Hospital, Series 2003, 6.000%, 7/01/33

        3,000   Illinois Health Facilities Authority, Revenue Refunding Bonds,          No Opt. Call          A+          3,330,510
                 Lutheran General Health System, Series 1993C,
                 6.000%, 4/01/18

                Illinois Housing Development Authority, Housing Finance
                Bonds, Series 2000A:
          650    5.750%, 9/01/10 (Alternative Minimum Tax)                            3/10 at 100.00          AA            657,254
        1,245    6.200%, 9/01/20 (Alternative Minimum Tax)                            3/10 at 100.00          AA          1,274,220


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS (continued)

$      11,000   Illinois, General Obligation Bonds, Illinois FIRST Program,             No Opt. Call         AAA       $ 13,269,410
                 Series 2001, 6.000%, 11/01/26 - FGIC Insured

        2,000   Illinois, General Obligation Bonds, Illinois FIRST Program,           2/12 at 100.00         AAA          2,141,340
                 Series 2002, 5.500%, 2/01/18 - FGIC Insured

                Lake County Community Unit School District 60, Waukegan,
                Illinois, General Obligation Refunding Bonds, Series 2001B:
        3,230    0.000%, 11/01/19 - FSA Insured                                         No Opt. Call         Aaa          1,704,148
        1,740    0.000%, 11/01/21 - FSA Insured                                         No Opt. Call         Aaa            825,038

        4,020   Lake, Cook, Kane and McHenry Counties Community Unit                    No Opt. Call         AAA          4,387,187
                 School District 220, Barrington, Illinois, School Refunding
                 Bonds, Series 2002, 5.250%, 12/01/20 - FSA Insured

                Lombard Public Facilities Corporation, Illinois, Second Tier
                Conference Center and Hotel Revenue Bonds, Series 2005B:
          855    5.250%, 1/01/25                                                      1/16 at 100.00         AA-            893,868
        1,750    5.250%, 1/01/30                                                      1/16 at 100.00         AA-          1,818,495

       17,945   McHenry and Kane Counties Community Consolidated School                 No Opt. Call         Aaa          8,428,049
                 District 158, Huntley, Illinois, General Obligation Bonds,
                 Series 2003, 0.000%, 1/01/22 - FGIC Insured

        4,505   McHenry County Community Consolidated School District 47,             2/09 at 100.00         Aaa          4,712,590
                 Crystal Lake, Illinois, General Obligation Refunding Bonds,
                 Series 1999, 5.750%, 2/01/19 - FSA Insured

        2,910   McHenry County Community High School District 154,                      No Opt. Call         Aaa          1,436,260
                 Marengo, Illinois, Capital Appreciation School Bonds,
                 Series 2001, 0.000%, 1/01/21 - FGIC Insured

        2,540   Metropolitan Pier and Exposition Authority, Illinois, Revenue         6/12 at 101.00         AAA          2,606,472
                 Bonds, McCormick Place Expansion Project, Series 2002A,
                 5.000%, 12/15/28 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
      117,330   Total Illinois                                                                                           86,775,286
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 2.6% (1.7% OF TOTAL INVESTMENTS)

        1,000   Ball State University, Indiana, Student Fee Revenue Bonds,            1/12 at 100.00         AAA          1,084,040
                 Series 2002K, 5.750%, 7/01/20 - FGIC Insured

        3,500   Indiana Bond Bank, Special Program Bonds, East Chicago                2/10 at 101.00         AAA          3,798,550
                 Facilities Building Corporation, Series 2000A, 6.125%, 2/01/25 -
                 AMBAC Insured

        4,195   Indiana Transportation Finance Authority, Highway Revenue            12/10 at 100.00          AA          4,416,622
                 Bonds, Series 2000, 5.375%, 12/01/25

          805   Indiana Transportation Finance Authority, Highway Revenue            12/10 at 100.00      AA (4)            859,402
                 Bonds, Series 2000, 5.375%, 12/01/25 (Pre-refunded 12/01/10)

                Indiana University, Student Fee Revenue Bonds, Series 2004P:
        2,750    5.000%, 8/01/22 - AMBAC Insured                                      8/14 at 100.00         AAA          2,852,437
        1,600    5.000%, 8/01/24 - AMBAC Insured                                      8/14 at 100.00         AAA          1,654,000

        1,550   St. Joseph County Hospital Authority, Indiana, Revenue Bonds,         2/15 at 100.00         BBB          1,552,573
                 Madison Center Inc., Series 2005, 5.250%, 2/15/23

------------------------------------------------------------------------------------------------------------------------------------
       15,400   Total Indiana                                                                                            16,217,624
------------------------------------------------------------------------------------------------------------------------------------


                IOWA - 3.4% (2.2% OF TOTAL INVESTMENTS)

        2,000   Iowa Finance Authority, Healthcare Revenue Bonds, Genesis             7/10 at 100.00          A1          2,121,180
                 Medical Center, Series 2000, 6.250%, 7/01/25

        8,000   Iowa Finance Authority, Hospital Facilities Revenue Bonds,            7/08 at 102.00         AAA          8,379,120
                 Iowa Health System, Series 1998A, 5.125%, 1/01/28
                 (Pre-refunded 7/01/08) - MBIA Insured

        8,000   Iowa Tobacco Settlement Authority, Asset Backed Settlement            6/15 at 100.00         BBB          8,070,720
                 Revenue Bonds, Series 2005C, 5.500%, 6/01/42

        2,000   Iowa Tobacco Settlement Authority, Tobacco Settlement                 6/11 at 101.00         AAA          2,126,900
                 Asset-Backed Revenue Bonds, Series 2001B,
                 5.300%, 6/01/25 (Pre-refunded 6/01/11)

------------------------------------------------------------------------------------------------------------------------------------
       20,000   Total Iowa                                                                                               20,697,920
------------------------------------------------------------------------------------------------------------------------------------


                                       31

                        Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                KANSAS - 0.1% (0.1% OF TOTAL INVESTMENTS)

$       1,000   Johnson County Unified School District 232, Kansas, General           3/15 at 100.00         Aaa       $  1,043,130
                 Obligation Bonds, Series 2005, 5.000%, 3/01/23 - MBIA Insured

          140   Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized              No Opt. Call         Aaa            141,149
                 Single Family Mortgage Revenue Refunding Bonds,
                 Series 1994A-1, 7.900%, 5/01/24 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,140   Total Kansas                                                                                              1,184,279
------------------------------------------------------------------------------------------------------------------------------------


                LOUISIANA - 3.5% (2.2% OF TOTAL INVESTMENTS)

          680   Bossier Public Trust Financing Authority, Louisiana, Single           8/06 at 101.00         AAA            691,737
                 Family Mortgage Revenue Refunding Bonds, Series 1995B,
                 6.125%, 8/01/28

        2,920   East Baton Rouge Parish Mortgage Finance Authority,                  10/06 at 101.50         Aaa          2,942,542
                 Louisiana, GNMA/FNMA Mortgage-Backed Securities
                 Program Single Family Mortgage Revenue Bonds,
                 Series 1994C, 6.350%, 10/01/28 (Alternative Minimum Tax)

        3,230   Jefferson Sales Tax District, Jefferson Parish, Louisiana,           12/12 at 100.00         AAA          3,386,429
                 Special Sales Tax Revenue Refunding Bonds, Series 2002,
                 5.250%, 12/01/21 - AMBAC Insured

        4,350   Louisiana Citizens Property Insurance Corporation, Assessment         6/06 at 100.00         AAA          4,530,047
                 Revenue Bonds, Series 2006, 5.000%, 6/01/22 -
                 AMBAC Insured

        4,000   Louisiana Public Facilities Authority, Hospital Revenue Bonds,        8/15 at 100.00          A+          4,083,760
                 Franciscan Missionaries of Our Lady Health System,
                 Series 2005A, 5.250%, 8/15/31

        2,215   New Orleans Home Mortgage Authority, Louisiana,                       6/06 at 101.00         Aaa          2,263,819
                 GNMA/FNMA Single Family Mortgage Revenue Bonds,
                 Series 1995A, 6.300%, 6/01/28 (Alternative Minimum Tax)

        3,240   Orleans Levee District, Louisiana, Levee District General             6/06 at 103.00         AAA          3,340,861
                 Obligation Bonds, Series 1986, 5.950%, 11/01/15 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       20,635   Total Louisiana                                                                                          21,239,195
------------------------------------------------------------------------------------------------------------------------------------


                MARYLAND - 0.8% (0.5% OF TOTAL INVESTMENTS)

        1,865   Baltimore, Maryland, Senior Lien Convention Center Hotel              9/16 at 100.00         AAA          1,996,259
                 Revenue Bonds, Series 2006A, 5.250%, 9/01/26 - XLCA Insured

        1,205   Maryland Economic Development Corporation, Student Housing            6/16 at 100.00         AAA          1,245,970
                 Revenue Bonds, University of Maryland College Park Projects
                 Refunding, Series 2006, 5.000%, 6/01/28 - CIFG Insured

        1,390   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00           A          1,452,342
                 Revenue Bonds, LifeBridge Health System, Series 2004A,
                 5.250%, 7/01/19

------------------------------------------------------------------------------------------------------------------------------------
        4,460   Total Maryland                                                                                            4,694,571
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 6.9% (4.4% OF TOTAL INVESTMENTS)

        2,700   Massachusetts Development Finance Agency, Pioneer Valley                No Opt. Call         N/R          2,973,591
                 Resource Recovery Revenue Bonds, Eco/Springfield LLC,
                 Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)

        1,975   Massachusetts Development Finance Agency, Pioneer Valley                No Opt. Call         N/R          1,976,323
                 Resource Recovery Revenue Bonds, Eco/Springfield LLC,
                 Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)

        1,000   Massachusetts Development Finance Authority, Revenue Bonds,          10/14 at 100.00         BBB          1,046,840
                 Hampshire College, Series 2004, 5.700%, 10/01/34

        9,175   Massachusetts Health and Educational Facilities Authority,           10/11 at 101.00          AA          9,807,158
                 Revenue Bonds, Berkshire Health System, Series 2001E,
                 5.700%, 10/01/25 - RAAI Insured

        1,100   Massachusetts Health and Educational Facilities Authority,            1/09 at 101.00         BBB          1,122,517
                 Revenue Bonds, Caritas Christi Obligated Group, Series 1999A,
                 5.625%, 7/01/20

        2,750   Massachusetts Health and Educational Facilities Authority,            5/12 at 100.00         AAA          2,838,495
                 Revenue Bonds, New England Medical Center Hospitals,
                 Series 2002H, 5.000%, 5/15/25 - FGIC Insured

        1,325   Massachusetts Health and Educational Facilities Authority,            7/15 at 100.00         BBB          1,314,201
                 Revenue Bonds, UMass Memorial Health Care, Series 2005D,
                 5.000%, 7/01/33

                Massachusetts, General Obligation Bonds, Consolidated Loan,
                Series 2002E:
       11,400    5.250%, 1/01/21 (Pre-refunded 1/01/13) - FSA Insured                 1/13 at 100.00         AAA         12,202,788
        1,850    5.250%, 1/01/21 (Pre-refunded 1/01/13) - FSA Insured                 1/13 at 100.00         AAA          1,980,277


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS (continued)

                Massachusetts, Special Obligation Dedicated Tax Revenue Bonds,
                Series 2004:
$       2,250    5.250%, 1/01/21 (Pre-refunded 1/01/14) - FGIC Insured                1/14 at 100.00         AAA       $  2,414,948
        4,000    5.250%, 1/01/24 (Pre-refunded 1/01/14) - FGIC Insured                1/14 at 100.00         AAA          4,293,240

------------------------------------------------------------------------------------------------------------------------------------
       39,525   Total Massachusetts                                                                                      41,970,378
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 3.4% (2.2% OF TOTAL INVESTMENTS)

                Grand Rapids and Kent County Joint Building Authority, Michigan,
                Limited Tax General Obligation Bonds, Devos Place Project,
                Series 2001:
        7,660    0.000%, 12/01/21                                                       No Opt. Call         AAA          3,673,047
        7,955    0.000%, 12/01/22                                                       No Opt. Call         AAA          3,615,309
        8,260    0.000%, 12/01/23                                                       No Opt. Call         AAA          3,567,411
        8,575    0.000%, 12/01/24                                                       No Opt. Call         AAA          3,518,065

        1,200   Kent Hospital Finance Authority, Michigan, Revenue Bonds,             7/15 at 100.00         BBB          1,278,972
                 Metropolitan Hospital, Series 2005A, 6.000%, 7/01/35

        2,000   Michigan State Hospital Finance Authority, Revenue Refunding          8/09 at 100.00         BB-          2,001,120
                 Bonds, Detroit Medical Center Obligated Group, Series 1993A,
                 6.375%, 8/15/09

        3,270   Romulus Community Schools, Wayne County, Michigan, General            5/13 at 100.00          AA          3,394,587
                 Obligation Bonds, Series 2003, 5.000%, 5/01/22

------------------------------------------------------------------------------------------------------------------------------------
       38,920   Total Michigan                                                                                           21,048,511
------------------------------------------------------------------------------------------------------------------------------------


                MINNESOTA - 4.4% (2.8% OF TOTAL INVESTMENTS)

        8,165   Cohasset, Minnesota, Pollution Control Revenue Bonds,                 7/14 at 100.00           A          8,136,586
                 Allete Inc., Series 2004, 4.950%, 7/01/22

                Minneapolis-St. Paul Housing and Redevelopment Authority,
                Minnesota, Revenue Bonds, HealthPartners Inc., Series 2003:
        1,000    6.000%, 12/01/18                                                    12/13 at 100.00        BBB+          1,082,620
        1,050    5.875%, 12/01/29                                                    12/13 at 100.00        BBB+          1,111,814

        2,400   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00         AAA          2,509,968
                 Minnesota, Airport Revenue Bonds, Series 2001A,
                 5.250%, 1/01/25 - FGIC Insured

        3,000   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00         AAA          3,133,560
                 Minnesota, Subordinate Airport Revenue Bonds, Series 2001C,
                 5.250%, 1/01/26 - FGIC Insured

        1,375   Minnesota Higher Education Facilities Authority, St. John's          10/15 at 100.00          A2          1,429,436
                 University Revenue Bonds, Series 2005-6G, 5.000%, 10/01/22

          320   Minnesota Housing Finance Agency, Rental Housing Bonds,               8/06 at 101.00         AAA            322,570
                 Series 1995D, 5.950%, 2/01/18 - MBIA Insured

          730   Minnesota Housing Finance Agency, Single Family Mortgage              7/06 at 102.00         AA+            743,425
                 Bonds, Series 1996G, 6.250%, 7/01/26 (Alternative
                 Minimum Tax)

        1,020   Minnesota Housing Finance Agency, Single Family Mortgage              7/09 at 100.00         AA+          1,032,281
                 Revenue Bonds, Series 2000C, 6.100%, 7/01/30 (Alternative
                 Minimum Tax)

        1,330   Minnesota Housing Finance Agency, Single Family Remarketed            1/11 at 101.00         AA+          1,351,599
                 Mortgage Bonds, Series 1998H-2, 6.050%, 7/01/31 (Alternative
                 Minimum Tax)

        1,000   Minnesota Municipal Power Agency, Electric Revenue Bonds,            10/14 at 100.00          A3          1,054,940
                 Series 2004A, 5.250%, 10/01/19

        2,000   Southern Minnesota Municipal Power Agency, Power Supply               6/06 at 100.00         AAA          2,025,140
                 System Revenue Bonds, Series 1992B, 5.750%, 1/01/11 (ETM)

        1,620   St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet               7/14 at 100.00           A          1,695,265
                 Health Services, Series 2003B, 5.500%, 7/01/25

        1,000   St. Paul Housing and Redevelopment Authority, Minnesota,             11/15 at 100.00        Baa3          1,079,490
                 Revenue Bonds, Healtheast Inc., Series 2005, 6.000%, 11/15/25

------------------------------------------------------------------------------------------------------------------------------------
       26,010   Total Minnesota                                                                                          26,708,694
------------------------------------------------------------------------------------------------------------------------------------


                MISSISSIPPI - 0.4% (0.3% OF TOTAL INVESTMENTS)

        2,475   Mississippi Hospital Equipment and Facilities Authority,              9/14 at 100.00         N/R          2,472,773
                 Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1,
                 5.000%, 9/01/24
------------------------------------------------------------------------------------------------------------------------------------


                                       33

                        Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MISSOURI - 6.7% (4.3% OF TOTAL INVESTMENTS)

$       2,000   Cole County Industrial Development Authority, Missouri,               2/14 at 100.00         N/R       $  2,040,040
                 Revenue Bonds, Lutheran Senior Services - Heisinger Project,
                 Series 2004, 5.250%, 2/01/24

          200   Hannibal Industrial Development Authority, Missouri, Health           3/16 at 100.00         N/R            202,392
                 Facilities Revenue Bonds, Hannibal Regional Hospital,
                 Series 2006, 5.000%, 3/01/22

        2,885   Joplin Industrial Development Authority, Missouri, Health             2/15 at 102.00        BBB+          3,010,122
                 Facilities Revenue Bonds, Freeman Health System, Series 2004,
                 5.500%, 2/15/24

        9,000   Kansas City, Missouri, Airport Revenue Bonds, General                 9/12 at 100.00         AAA          9,516,690
                 Improvement Projects, Series 2003B, 5.250%, 9/01/17 -
                 FGIC Insured

                Missouri Development Finance Board, Infrastructure Facilities
                Revenue Bonds, Branson Landing Project, Series 2005A:
          780    6.000%, 6/01/20                                                        No Opt. Call        BBB+            874,591
        1,225    5.000%, 6/01/35                                                      6/15 at 100.00        BBB+          1,220,284

        2,500   Missouri Health and Educational Facilities Authority, Revenue         5/13 at 100.00          AA          2,581,225
                 Bonds, BJC Health System, Series 2003, 5.125%, 5/15/24

        1,200   Missouri Health and Educational Facilities Authority, Revenue         2/14 at 100.00        BBB+          1,228,404
                 Bonds, Lake Regional Health System, Series 2003,
                 5.125%, 2/15/18

        1,250   Missouri Health and Educational Facilities Authority, Revenue         6/11 at 101.00         AAA          1,315,875
                 Bonds, SSM Healthcare System, Series 2001A,
                 5.250%, 6/01/21 - AMBAC Insured

                Missouri Health and Educational Facilities Authority, Revenue
                Bonds, SSM Healthcare System, Series 2001A:
        1,250    5.250%, 6/01/21 (Pre-refunded 6/01/11) - AMBAC Insured               6/11 at 101.00         AAA          1,345,575
        2,000    5.250%, 6/01/28 (Pre-refunded 6/01/11) - AMBAC Insured               6/11 at 101.00         AAA          2,148,100

        4,095   Missouri, General Obligation Refunding Bonds, Fourth State           10/12 at 100.00         AAA          4,286,114
                 Building, Series 2002A, 5.000%, 10/01/18

        4,000   Missouri, Water Pollution Control Revenue Refunding Bonds,           10/12 at 100.00         AAA          4,194,960
                 Series 2002B, 5.000%, 10/01/18

        4,500   St. Louis County Industrial Development Authority, Missouri,          6/06 at 100.00         N/R          4,497,795
                 Revenue Bonds, Kiel Center Multipurpose Arena, Series 1992,
                 7.625%, 12/01/09 (Alternative Minimum Tax)

        2,200   St. Louis, Missouri, Airport Revenue Bonds, Airport Development       7/11 at 100.00         AAA          2,267,518
                 Program, Series 2001A, 5.125%, 7/01/22 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       39,085   Total Missouri                                                                                           40,729,685
------------------------------------------------------------------------------------------------------------------------------------


                NEBRASKA - 0.4% (0.2% OF TOTAL INVESTMENTS)

        1,470   Municipal Energy Agency of Nebraska, Power Supply System              4/13 at 100.00         AAA          1,557,156
                 Revenue Bonds, Series 2003A, 5.250%, 4/01/23 - FSA Insured

        1,000   University of Nebraska, Lincoln, Student Fees and Facilities         11/13 at 100.00         Aa2          1,017,900
                 Revenue Bonds, Series 2003B, 5.000%, 7/01/33

------------------------------------------------------------------------------------------------------------------------------------
        2,470   Total Nebraska                                                                                            2,575,056
------------------------------------------------------------------------------------------------------------------------------------


                NEVADA - 3.5% (2.3% OF TOTAL INVESTMENTS)

       10,410   Clark County School District, Nevada, General Obligation Bonds,       6/12 at 100.00         AAA         11,319,938
                 Series 2002C, 5.500%, 6/15/18 (Pre-refunded 6/15/12) -
                 MBIA Insured

        5,795   Clark County, Nevada, Motor Vehicle Fuel Tax Highway                  7/13 at 100.00         AAA          6,005,127
                 Improvement Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
                 AMBAC Insured

        4,000   Clark County, Nevada, Subordinate Lien Airport Revenue Bonds,         7/14 at 100.00         AAA          4,160,280
                 Series 2004A-2, 5.125%, 7/01/25 - FGIC Insured

       20,205   Total Nevada                                                                                             21,485,345
------------------------------------------------------------------------------------------------------------------------------------


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW JERSEY - 4.5% (2.9% OF TOTAL INVESTMENTS)

$       5,615   Essex County Improvement Authority, New Jersey, Lease Revenue        12/13 at 100.00         Aaa       $  5,910,742
                 Bonds, Series 2003, 5.125%, 12/15/20 - FSA Insured

                New Jersey Economic Development Authority, School Facilities
                Construction Bonds, Series 2005P:
        1,325    5.250%, 9/01/24                                                      9/15 at 100.00         AA-          1,406,779
        1,000    5.250%, 9/01/26                                                      9/15 at 100.00         AA-          1,059,370

        4,310   New Jersey Housing and Mortgage Finance Agency, Multifamily          11/07 at 101.50         AAA          4,464,772
                 Housing Revenue Bonds, Series 1997A, 5.650%, 5/01/40 -
                 AMBAC Insured (Alternative Minimum Tax)

        3,400   New Jersey Transportation Trust Fund Authority, Transportation        6/13 at 100.00         AAA          3,727,862
                 System Bonds, Series 2003C, 5.500%, 6/15/22
                 (Pre-refunded 6/15/13)


        4,000   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,           7/13 at 100.00         AAA          4,167,280
                 5.000%, 1/01/19 - FGIC Insured

        3,000   New Jersey Turnpike Authority, Revenue Bonds, Series 2005A,           1/15 at 100.00         AAA          3,122,970
                 5.000%, 1/01/24 - FSA Insured

        3,435   Union County Utilities Authority, New Jersey, Solid Waste             6/08 at 101.00         AAA          3,538,668
                 Facility Subordinate Lease Revenue Bonds, Ogden Martin
                 Systems of Union Inc., Series 1998A, 5.350%, 6/01/23 -
                 AMBAC Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       26,085   Total New Jersey                                                                                         27,398,443
------------------------------------------------------------------------------------------------------------------------------------


                NEW YORK - 17.7% (11.4% OF TOTAL INVESTMENTS)

                Dormitory Authority of the State of New York, Revenue Bonds,
                Marymount Manhattan College, Series 1999:
        1,975    6.375%, 7/01/16 - RAAI Insured                                       7/09 at 101.00          AA          2,132,072
        2,080    6.375%, 7/01/17 - RAAI Insured                                       7/09 at 101.00          AA          2,243,155

        1,500   Dormitory Authority of the State of New York, State and               7/14 at 100.00         AA-          1,582,965
                 Local Appropriation Lease Bonds, Upstate Community
                 Colleges, Series 2004B, 5.250%, 7/01/19


        1,250   Hempstead Town Industrial Development Agency, New York,              10/15 at 100.00          A-          1,274,237
                 Revenue Bonds, Adelphi University, Civic Facility Project,
                 Series 2005, 5.000%, 10/01/30

        2,375   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA          2,457,626
                 General Revenue Bonds, Series 1998A, 5.125%, 12/01/22 -
                 FSA Insured

        1,000   Metropolitan Transportation Authority, New York, Transportation         No Opt. Call           A          1,056,750
                 Revenue Bonds, Series 2005C, 5.000%, 11/15/16

        4,600   Metropolitan Transportation Authority, New York, Transportation      11/15 at 100.00           A          4,714,310
                 Revenue Bonds, Series 2005F, 5.000%, 11/15/30

        4,250   New York City Municipal Water Finance Authority, New York,            6/16 at 100.00         AA+          4,394,925
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2006D, 5.000%, 6/15/29

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2004B:
        6,875    5.000%, 8/01/23                                                      8/13 at 100.00         AAA          7,126,281
        7,260    5.000%, 8/01/24                                                      8/13 at 100.00         AAA          7,516,278

        2,500   New York City Transitional Finance Authority, New York,               2/14 at 100.00         AAA          2,601,700
                 Future Tax Secured Bonds, Fiscal Series 2004C,
                 5.000%, 2/01/22

        4,000   New York City Trust for Cultural Resources, New York,                 4/07 at 101.00         AAA          4,104,760
                 Revenue Bonds, American Museum of Natural History,
                 Series 1997A, 5.650%, 4/01/27 - MBIA Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 1996J:
           30    5.875%, 2/15/19                                                      2/08 at 100.00          A+             30,494
          935    5.500%, 2/15/26                                                        No Opt. Call          A+            944,930

        8,020   New York City, New York, General Obligation Bonds,                    4/07 at 101.00         AAA          8,293,241
                 Fiscal Series 1997I, 6.250%, 4/15/27 (Pre-refunded 4/15/07)

        4,000   New York City, New York, General Obligation Bonds,                    8/14 at 100.00          A+          4,226,840
                 Fiscal Series 2004C, 5.250%, 8/15/20

        2,150   New York City, New York, General Obligation Bonds,                    3/15 at 100.00          A+          2,209,405
                 Fiscal Series 2005J, 5.000%, 3/01/25

        5,000   New York City, New York, General Obligation Bonds,                    4/15 at 100.00          A+          5,143,050
                 Fiscal Series 2005M, 5.000%, 4/01/24


                                       35

                        Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

                New York State Municipal Bond Bank Agency, Special School
                Purpose Revenue Bonds, Series 2003C:
$       6,000    5.250%, 6/01/20                                                      6/13 at 100.00          A+       $  6,283,380
        5,100    5.250%, 6/01/21                                                      6/13 at 100.00          A+          5,378,562

        5,980   New York State Thruway Authority, General Revenue Bonds,              7/15 at 100.00         AAA          6,222,908
                 Series 2005G, 5.000%, 1/01/26 - FSA Insured

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Second Generation, Series 2005B:
        3,770    5.000%, 4/01/21 - AMBAC Insured                                     10/15 at 100.00         AAA          3,953,222
        2,135    5.000%, 4/01/23 - AMBAC Insured                                     10/15 at 100.00         AAA          2,232,057
        2,835    5.000%, 4/01/24 - AMBAC Insured                                     10/15 at 100.00         AAA          2,959,428

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        3,400    5.500%, 6/01/16                                                      6/10 at 100.00         AA-          3,579,452
        2,000    5.500%, 6/01/19                                                      6/13 at 100.00         AA-          2,147,180

        6,000   Port Authority of New York and New Jersey, Consolidated               6/15 at 101.00         AAA          6,251,460
                 Revenue Bonds, One Hundred Fortieth Series 2005,
                 5.000%, 12/01/27 - XLCA Insured

        6,250   Port Authority of New York and New Jersey, Special Project              No Opt. Call         AAA          6,979,000
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 6.250%, 12/01/15 - MBIA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
      103,270   Total New York                                                                                          108,039,668
------------------------------------------------------------------------------------------------------------------------------------


                NORTH CAROLINA - 1.6% (1.0% OF TOTAL INVESTMENTS)

        2,550   Cumberland County, North Carolina, Hospital Facility Revenue         10/09 at 101.00          A-          2,629,025
                 Bonds, Cumberland County Hospital System Inc., Cape Fear
                 Valley Health System, Series 1999, 5.250%, 10/01/19

        2,480   Durham Urban Redevelopment Authority, North Carolina,                 8/07 at 105.00         AAA          2,625,700
                 FHA-Insured Mortgage Loan Revenue Bonds, Durham
                 Hosiery Mill, Series 1987, 7.500%, 8/01/29 (Alternative
                 Minimum Tax)

          635   North Carolina Housing Finance Agency, Single Family Revenue          9/06 at 102.00          AA            648,583
                 Bonds, Series 1996JJ, 6.450%, 9/01/27 (Alternative
                 Minimum Tax)

                North Carolina Infrastructure Finance Corporation, Certificates
                of Participation, Correctional Facilities, Series 2004A:
        1,250    5.000%, 2/01/21                                                      2/14 at 100.00         AA+          1,294,188
        2,445    5.000%, 2/01/22                                                      2/14 at 100.00         AA+          2,529,817

------------------------------------------------------------------------------------------------------------------------------------
        9,360   Total North Carolina                                                                                      9,727,313
------------------------------------------------------------------------------------------------------------------------------------


                NORTH DAKOTA - 0.3% (0.1% OF TOTAL INVESTMENTS)

        1,605   North Dakota Housing Finance Agency, Home Mortgage                    7/10 at 100.00         Aa3          1,611,388
                 Finance Program Bonds, Series 2000C, 6.150%, 7/01/31
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 4.1% (2.7% OF TOTAL INVESTMENTS)

        3,000   Columbus City School District, Franklin County, Ohio, General        12/14 at 100.00         AAA          3,200,580
                 Obligation Bonds, Series 2004, 5.250%, 12/01/24 -
                 FSA Insured

                Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth
                Corporation, Series 2003C:
        2,330    5.250%, 5/15/17 - MBIA Insured                                       5/13 at 100.00         AAA          2,465,606
        4,105    5.250%, 5/15/18 - MBIA Insured                                       5/13 at 100.00         AAA          4,336,276

        2,000   Ohio Housing Finance Agency, FHA-Insured Multifamily                  1/08 at 102.00         Aa2          2,027,580
                 Housing Mortgage Revenue Bonds, Courtyards of Kettering,
                 Series 1998B-1, 5.550%, 1/01/40 (Alternative Minimum Tax)

        6,250   Ohio Water Development Authority, Solid Waste Disposal                9/08 at 102.00         N/R          6,299,813
                 Revenue Bonds, Bay Shore Power, Series 1998A,
                 5.875%, 9/01/20 (Alternative Minimum Tax)

        6,600   Ohio Water Development Authority, Solid Waste Disposal                9/09 at 102.00         N/R          6,819,978
                 Revenue Bonds, Bay Shore Power, Series 1998B,
                 6.625%, 9/01/20 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       24,285   Total Ohio                                                                                               25,149,833
------------------------------------------------------------------------------------------------------------------------------------


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                OKLAHOMA - 1.1% (0.7% OF TOTAL INVESTMENTS)

                Norman Regional Hospital Authority, Oklahoma, Hospital
                Revenue Bonds, Series 2005:
$         500    5.375%, 9/01/29                                                      9/16 at 100.00        BBB-       $    501,735
          750    5.375%, 9/01/36                                                      9/16 at 100.00        BBB-            751,710

        5,000   Oklahoma State Student Loan Authority, Senior Lien Revenue            6/11 at 102.00         AAA          5,175,350
                 Bonds, Series 2001A-1, 5.625%, 6/01/31 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        6,250   Total Oklahoma                                                                                            6,428,795
------------------------------------------------------------------------------------------------------------------------------------


                OREGON - 1.6% (1.1% OF TOTAL INVESTMENTS)

        7,860   Multnomah County Hospital Facilities Authority, Oregon,              10/14 at 100.00          AA          8,480,075
                 Revenue Bonds, Sisters of Providence Health System,
                 Series 2004, 5.500%, 10/01/21

          735   Oregon, General Obligation Veterans Welfare Bonds,                   10/06 at 101.00         AA-            745,915
                 Series 75, 6.000%, 4/01/27


          870   Portland, Oregon, Limited Tax General Obligation and                  6/06 at 100.00     Aa2 (4)            871,436
                 Improvement Bonds, Series 1996A, 5.550%, 6/01/16
                 (Pre-refunded 6/01/06)

------------------------------------------------------------------------------------------------------------------------------------
        9,465   Total Oregon                                                                                             10,097,426
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 1.5% (1.0% OF TOTAL INVESTMENTS)

        3,500   Allegheny County Sanitary Authority, Pennsylvania, Sewerage          12/15 at 100.00         AAA          3,644,655
                 Revenue Bonds, Series 2005A, 5.000%, 12/01/23 -
                 MBIA Insured

        1,500   Annville-Cleona School District, Lebanon County, Pennsylvania,        3/15 at 100.00         Aaa          1,706,505
                 General Obligation Bonds, Series 2005, 6.000%, 3/01/28 -
                 FSA Insured

        1,225   Central Dauphin School District, Dauphin County, Pennsylvania,        2/16 at 100.00         AAA          1,477,791
                 General Obligation Bonds, Series 2006, 6.750%, 2/01/24
                 (WI/DD, Settling 5/15/06) - MBIA Insured

        1,050   Delaware Valley Regional Finance Authority, Pennsylvania,               No Opt. Call         AAA          1,182,962
                 Local Government Revenue Bonds, Series 1997B,
                 5.700%, 7/01/27 - AMBAC Insured

        1,000   Pennsylvania State University, General Revenue Bonds,                 9/15 at 100.00          AA          1,033,490
                 Series 2005, 5.000%, 9/01/29

------------------------------------------------------------------------------------------------------------------------------------
        8,275   Total Pennsylvania                                                                                        9,045,403
------------------------------------------------------------------------------------------------------------------------------------


                RHODE ISLAND - 2.7% (1.8% OF TOTAL INVESTMENTS)

                Rhode Island Tobacco Settlement Financing Corporation,
                Tobacco Settlement Asset-Backed Bonds, Series 2002A:
       10,000    6.000%, 6/01/23                                                      6/12 at 100.00         BBB         10,473,600
        6,000    6.125%, 6/01/32                                                      6/12 at 100.00         BBB          6,310,200

------------------------------------------------------------------------------------------------------------------------------------
       16,000   Total Rhode Island                                                                                       16,783,800
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH CAROLINA - 9.8% (6.4% OF TOTAL INVESTMENTS)

       14,000   Berkeley County School District, South Carolina, Installment         12/13 at 100.00          AA         14,450,100
                 Purchase Revenue Bonds, Securing Assets for Education,
                 Series 2003, 5.250%, 12/01/24

       15,445   Greenville County School District, South Carolina, Installment       12/12 at 101.00     AA- (4)         17,277,236
                 Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/17
                 (Pre-refunded 12/01/12)

        2,500   Greenville, South Carolina, Hospital Facilities Revenue               5/13 at 100.00         AAA          2,574,425
                 Refunding Bonds, Series 2003A, 5.000%, 5/01/25 -
                 AMBAC Insured

        7,600   Piedmont Municipal Power Agency, South Carolina, Electric             7/06 at 100.00         AAA          6,985,236
                 Revenue Bonds, Series 1991, 4.000%, 1/01/23 - MBIA Insured

        6,000   South Carolina JOBS Economic Development Authority,                  11/12 at 100.00          A-          6,252,900
                 Economic Development Revenue Bonds, Bon Secours
                 Health System Inc., Series 2002A, 5.625%, 11/15/30

                South Carolina JOBS Economic Development Authority, Hospital
                Refunding and Improvement Revenue Bonds, Palmetto Health
                Alliance, Series 2003C:
          165    6.875%, 8/01/27                                                      8/13 at 100.00        BBB+            188,857
          550    6.375%, 8/01/34                                                      8/13 at 100.00        BBB+            610,874


                                       37

                        Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                SOUTH CAROLINA (continued)

                South Carolina JOBS Economic Development Authority, Hospital
                Refunding and Improvement Revenue Bonds, Palmetto Health
                Alliance, Series 2003C:
$       1,335    6.875%, 8/01/27 (Pre-refunded 8/01/13)                               8/13 at 100.00    BBB+ (4)       $  1,566,529
        4,450    6.375%, 8/01/34 (Pre-refunded 8/01/13)                               8/13 at 100.00    BBB+ (4)          5,089,287

        5,000   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00         BBB          5,238,100
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22

------------------------------------------------------------------------------------------------------------------------------------
       57,045   Total South Carolina                                                                                     60,233,544
------------------------------------------------------------------------------------------------------------------------------------


                TENNESSEE - 0.8% (0.5% OF TOTAL INVESTMENTS)

        3,200   Johnson City Health and Educational Facilities Board,                 7/16 at 100.00        BBB+          3,317,088
                 Tennessee, Revenue Bonds, Mountain States Health
                 Alliance, Series 2006A, 5.500%, 7/01/36

        1,500   Memphis-Shelby County Airport Authority, Tennessee,                   3/10 at 101.00         AAA          1,604,250
                 Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/19 -
                 AMBAC Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        4,700   Total Tennessee                                                                                           4,921,338
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 12.5% (8.1% OF TOTAL INVESTMENTS)

        2,290   Austin, Texas, Revenue Bonds, Town Lake Park Community               11/09 at 100.00         AAA          2,458,819
                 Events Center, Series 1999, 6.000%, 11/15/25 (Pre-refunded
                 11/15/09) - FGIC Insured

        5,000   Brazos River Authority, Texas, Pollution Control Revenue              4/08 at 102.00         AAA          5,239,950
                 Bonds, Texas Utilities Electric Company, Series 1995C,
                 5.550%, 6/01/30 (Pre-refunded 4/01/08) - MBIA Insured
                 (Alternative Minimum Tax)

        5,000   Brazos River Authority, Texas, Pollution Control Revenue              5/08 at 102.00         Aaa          5,245,950
                 Refunding Bonds, Texas Utilities Electric Company,
                 Series 1998A, 5.550%, 5/01/33 (Pre-refunded 5/01/08) - AMBAC
                 Insured (Alternative Minimum Tax)

        5,110   Brazos River Authority, Texas, Pollution Control Revenue              4/13 at 101.00        Baa2          5,981,204
                 Refunding Bonds, TXU Electric Company, Series 1999C,
                 7.700%, 3/01/32 (Alternative Minimum Tax)

       10,000   Brazos River Harbor Navigation District, Brazoria County,             5/12 at 101.00          A-         10,910,500
                 Texas, Environmental Facilities Revenue Bonds, Dow
                 Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33
                 (Mandatory put 5/15/17) (Alternative Minimum Tax)

        3,345   Fort Worth, Texas, Water and Sewerage Revenue Bonds,                  2/12 at 100.00      AA (4)          3,649,763
                 Series 2001, 5.625%, 2/15/19 (Pre-refunded 2/15/12)

        5,000   Gulf Coast Industrial Development Authority, Texas, Waste             6/08 at 102.00        BBB-          5,087,350
                 Disposal Revenue Bonds, Valero Refining and Marketing
                 Company Project, Series 1997, 5.600%, 12/01/31 (Alternative
                 Minimum Tax)

                Harris County Health Facilities Development Corporation, Texas,
                Hospital Revenue Bonds, Memorial Hermann Healthcare System,
                Series 2004A:
        1,000    5.000%, 12/01/20                                                    12/14 at 100.00           A          1,014,250
        1,000    5.000%, 12/01/21                                                    12/14 at 100.00           A          1,012,150
        2,500    5.125%, 12/01/22                                                    12/14 at 100.00           A          2,550,375

        2,800   Harris County-Houston Sports Authority, Texas, Senior Lien           11/11 at 100.00         AAA          2,902,704
                 Revenue Bonds, Series 2001G, 5.250%, 11/15/30 -
                 MBIA Insured

        4,000   Houston, Texas, First Lien Combined Utility System Revenue            5/14 at 100.00         AAA          4,221,280
                 Bonds, Series 2004A, 5.250%, 5/15/24 - FGIC Insured

       10,850   Houston, Texas, Hotel Occupancy Tax and Special Revenue                 No Opt. Call         AAA          4,229,873
                 Bonds, Convention and Entertainment Project, Series 2001B,
                 0.000%, 9/01/25 - AMBAC Insured

        6,185   Keller Independent School District, Tarrant County, Texas,            8/11 at 100.00         AAA          6,429,122
                 Unlimited Tax General Obligation Refunding Bonds,
                 Series 2001, 5.250%, 8/15/26

                Kerrville Health Facilities Development Corporation, Texas,
                Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
                2005:
          800    5.250%, 8/15/21                                                        No Opt. Call        BBB-            816,216
        1,000    5.125%, 8/15/26                                                        No Opt. Call        BBB-            993,680

        2,000   Pearland Independent School District, Brazoria County, Texas,         2/11 at 100.00         AAA          2,128,680
                 Unlimited Tax Schoolhouse Bonds, Series 2001A,
                 5.250%, 2/15/22 (Pre-refunded 2/15/11)


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       1,000   Sabine River Authority, Texas, Pollution Control Revenue             11/15 at 100.00        Baa2       $  1,020,290
                 Bonds, TXU Electric Company, Series 2001C, 5.200%, 5/01/28

        3,935   Spring Branch Independent School District, Harris County,             2/11 at 100.00         AAA          4,035,303
                 Texas, Limited Tax Schoolhouse and Refunding Bonds,
                 Series 2001, 5.125%, 2/01/26

        3,900   Texas, General Obligation Bonds, Veterans Housing Assistance         12/11 at 101.00         Aa1          3,997,266
                 Program Fund II, Series 2001C-1, 5.200%, 12/01/21
                 (Alternative Minimum Tax)

        6,945   Weatherford Independent School District, Parker County, Texas,         2/11 at 44.73         AAA          2,503,186
                 Unlimited Tax School Building and Refunding Bonds,
                 Series 2001, 0.000%, 2/15/25

------------------------------------------------------------------------------------------------------------------------------------
       83,660   Total Texas                                                                                              76,427,911
------------------------------------------------------------------------------------------------------------------------------------


                UTAH - 0.1% (0.1% OF TOTAL INVESTMENTS)

          120   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/06 at 100.00         AAA            120,058
                 Series 1994B, 6.450%, 7/01/14

          325   Utah Housing Finance Agency, Single Family Mortgage Bonds,            1/09 at 101.50         Aaa            326,004
                 Series 1997C, 5.600%, 7/01/18 (Alternative Minimum Tax)

          180   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/07 at 101.50         Aaa            180,504
                 Series 1997E-2, 5.875%, 1/01/19 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
          625   Total Utah                                                                                                  626,566
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 9.5% (6.1% OF TOTAL INVESTMENTS)

       15,000   Chelan County Public Utility District 1, Washington, Hydro            7/12 at 100.00         AAA         15,709,650
                 Consolidated System Revenue Bonds, Series 2002A,
                 5.450%, 7/01/37 - AMBAC Insured (Alternative Minimum Tax)

        7,500   Energy Northwest, Washington, Electric Revenue Refunding              7/12 at 100.00         AAA          8,181,375
                 Bonds, Columbia Generating Station - Nuclear Project 2,
                 Series 2002C, 5.750%, 7/01/17 - MBIA Insured

        5,000   Energy Northwest, Washington, Electric Revenue Refunding              7/13 at 100.00         Aaa          5,371,500
                 Bonds, Nuclear Project 1, Series 2003A, 5.500%, 7/01/16

       10,080   King County School District 401, Highline, Washington, General        6/12 at 100.00         AAA         10,891,541
                 Obligation Bonds, Series 2002, 5.500%, 12/01/16 - FGIC Insured

        6,965   Port of Seattle, Washington, Revenue Bonds, Series 1999A,             9/12 at 100.00         AAA          7,316,593
                 5.250%, 9/01/22 - FGIC Insured

        2,820   Skagit County Public Hospital District 1, Washington, General        12/14 at 100.00         Aaa          3,036,773
                 Obligation Bonds, Series 2004A, 5.375%, 12/01/19 -
                 MBIA Insured

        2,500   Snohomish County, Washington, Limited Tax General Obligation         12/11 at 100.00         AAA          2,618,275
                 Bonds, Series 2001, 5.125%, 12/01/22 - MBIA Insured

        4,905   Washington, Various Purpose General Obligation Bonds,                 1/09 at 100.00         Aa1          5,017,374
                 Series 1999B, 5.000%, 1/01/19

------------------------------------------------------------------------------------------------------------------------------------
       54,770   Total Washington                                                                                         58,143,081
------------------------------------------------------------------------------------------------------------------------------------


                WEST VIRGINIA - 2.5% (1.6% OF TOTAL INVESTMENTS)

        7,000   Harrison County Commission, West Virginia, Solid Waste                5/06 at 100.00         AAA          7,001,610
                 Disposal Revenue Bonds, Potomac Edison Company - Harrison
                 Station, Series 1993B, 6.250%, 5/01/23 - AMBAC Insured
                 (Alternative Minimum Tax)

        5,000   Mason County, West Virginia, Pollution Control Revenue Bonds,        10/11 at 100.00         BBB          5,092,350
                 Appalachian Power Company, Series 2003L, 5.500%, 10/01/22

        1,000   Pleasants County, West Virginia, Pollution Control Revenue            4/09 at 101.00         AAA          1,043,130
                 Bonds, West Penn Power Company Pleasants Station Project,
                 Series 1999E, 5.500%, 4/01/29 - AMBAC Insured (Alternative
                 Minimum Tax)

        2,355   West Virginia University, Unlimited Tax General Revenue Bonds,       10/14 at 100.00         AAA          2,447,622
                 Student Fees, Series 2004C, 5.000%, 10/01/24 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       15,355   Total West Virginia                                                                                      15,584,712
------------------------------------------------------------------------------------------------------------------------------------


                                       39

                        Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WISCONSIN - 1.4% (0.9% OF TOTAL INVESTMENTS)

$       4,000   Wisconsin Health and Educational Facilities Authority, Revenue        2/09 at 101.00        BBB+       $  4,083,840
                 Bonds, Aurora Health Care Inc., Series 1999A, 5.600%, 2/15/29

          315   Wisconsin Health and Educational Facilities Authority,                5/16 at 100.00         BBB            305,415
                 Revenue Bonds, Divine Savior Healthcare, Series 2006,
                 5.000%, 5/01/32

        1,000   Wisconsin Health and Educational Facilities Authority, Revenue        5/14 at 100.00        BBB+          1,063,570
                 Bonds, Fort Healthcare Inc., Series 2004, 5.750%, 5/01/24

        3,215   Wisconsin Health and Educational Facilities Authority, Revenue        2/07 at 102.00         AAA          3,316,530
                 Bonds, Marshfield Clinic, Series 1997, 5.625%, 2/15/17 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,530   Total Wisconsin                                                                                           8,769,355
------------------------------------------------------------------------------------------------------------------------------------


                WYOMING - 0.5% (0.2% OF TOTAL INVESTMENTS)

        2,750   Sweetwater County, Wyoming, Solid Waste Disposal Revenue             12/15 at 100.00        BBB-          2,872,870
                 Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
$   1,023,595   Total Investments (cost $907,758,957) - 154.6%                                                          946,502,472
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                     12,577,489
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (56.7)%                                                       (347,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $612,079,961
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                  WI/DD  Purchased on a when-issued or delayed delivery basis.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen Premium Income Municipal Fund 4, Inc. (NPT)
                        Portfolio of
                                INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 3.5% (2.2% OF TOTAL INVESTMENTS)

$       5,150   Alabama 21st Century Authority, Tobacco Settlement Revenue           12/11 at 101.00          A-       $  5,412,495
                 Bonds, Series 2001, 5.750%, 12/01/16

        2,395   Alabama Housing Finance Authority, FNMA Multifamily Housing           2/11 at 102.00         AAA          2,488,980
                 Revenue Bonds, South Bay Apartments, Series 2000K,
                 5.950%, 2/01/33 (Alternative Minimum Tax)

       11,895   Alabama Special Care Facilities Financing Authority,                  7/06 at 101.00         Aaa         12,024,418
                 Birmingham, Hospital Revenue Bonds, Daughters of Charity
                 National Health System - Providence Hospital and
                 St. Vincent's Hospital, Series 1995, 5.000%, 11/01/25 (ETM)

------------------------------------------------------------------------------------------------------------------------------------
       19,440   Total Alabama                                                                                            19,925,893
------------------------------------------------------------------------------------------------------------------------------------


                ALASKA - 0.9% (0.5% OF TOTAL INVESTMENTS)

        1,665   Alaska Housing Finance Corporation, General Housing Purpose          12/14 at 100.00         AAA          1,702,862
                 Bonds, Series 2005A, 5.000%, 12/01/30 - FGIC Insured

        3,065   Alaska Municipal Bond Bank Authority, General Obligation             12/13 at 100.00         AAA          3,233,912
                 Bonds, Series 2003E, 5.250%, 12/01/26 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,730   Total Alaska                                                                                              4,936,774
------------------------------------------------------------------------------------------------------------------------------------


                ARIZONA - 1.6% (1.0% OF TOTAL INVESTMENTS)

        5,000   Arizona Tourism and Sports Authority, Tax Revenue Bonds,              7/13 at 100.00         Aaa          5,137,650
                 Multipurpose Stadium Facility Project, Series 2003A,
                 5.000%, 7/01/31 - MBIA Insured

        4,100   Salt River Project Agricultural Improvement and Power District,      12/13 at 100.00         AAA          4,263,836
                 Arizona, Electric System Revenue Bonds, Series 2003,
                 5.000%, 12/01/18 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        9,100   Total Arizona                                                                                             9,401,486
------------------------------------------------------------------------------------------------------------------------------------


                ARKANSAS - 0.0% (0.0% OF TOTAL INVESTMENTS)

           45   Arkansas Development Finance Authority, FHA-Insured or                8/06 at 100.00         AA+             46,109
                 VA Guaranteed Single Family Mortgage Revenue Refunding
                 Bonds, Series 1991A, 8.000%, 8/15/11

           44   Jacksonville Residential Housing Facilities Board, Arkansas,          7/06 at 100.00         Aaa             43,952
                 FNMA Mortgage-Backed Securities Program Single Family
                 Mortgage Revenue Refunding Bonds, Series 1993A-2,
                 7.900%, 1/01/11

           93   Lonoke County Residential Housing Facilities Board, Arkansas,        10/06 at 102.00         Aaa             94,561
                 FNMA Mortgage-Backed Securities Program Single Family
                 Mortgage Revenue Refunding Bonds, Series 1993A,
                 7.900%, 4/01/11

------------------------------------------------------------------------------------------------------------------------------------
          182   Total Arkansas                                                                                              184,622
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 8.5% (5.4% OF TOTAL INVESTMENTS)

        1,800   California Department of Water Resources, Power Supply                5/12 at 101.00         AAA          1,966,086
                 Revenue Bonds, Series 2002A, 5.500%, 5/01/14 -
                 AMBAC Insured

       17,000   California Health Facilities Financing Authority, Health Facility     3/13 at 100.00           A         17,072,249
                 Revenue Bonds, Adventist Health System/West, Series 2003A,
                 5.000%, 3/01/33

        2,000   California Infrastructure Economic Development Bank, Revenue          8/11 at 102.00          A+          2,094,100
                 Bonds, Kaiser Hospital Assistance LLC, Series 2001A,
                 5.550%, 8/01/31

       12,000   California, General Obligation Bonds, Series 2003, 5.250%, 2/01/22    8/13 at 100.00           A         12,661,440

        4,500   California, General Obligation Bonds, Series 2004, 5.100%, 2/01/34    2/09 at 100.00           A          4,539,690

        4,780   Foothill/Eastern Transportation Corridor Agency, California,            No Opt. Call         AAA          3,456,179
                 Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/14 (ETM)

        1,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          1,113,760
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39


                                       41

                        Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA (continued)

$       3,000   Los Angeles Department of Water and Power, California,                7/06 at 100.00         AA-       $  3,004,620
                 Power System Revenue Bonds, Series 2001A-3,
                 5.375%, 7/01/20

          795   Santa Clara Valley Water District, California, Water Utility          6/10 at 100.00          AA            823,095
                 System Revenue Bonds, Series 2000A, 5.000%, 6/01/18

        1,945   South Gate Public Financing Authority, California, Water                No Opt. Call         AAA          2,183,904
                 Revenue Refunding Bonds, Series 1996A,
                 6.000%, 10/01/12 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       48,820   Total California                                                                                         48,915,123
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 6.3% (4.0% OF TOTAL INVESTMENTS)

        6,500   Adams 12 Five Star Schools, Adams County, Colorado, General          12/15 at 100.00         AAA          6,628,115
                 Obligation Bonds, Series 2005, 4.750%, 12/15/23 - FSA Insured

        2,000   Colorado Health Facilities Authority, Revenue Refunding Bonds,        9/11 at 100.00          AA          2,070,400
                 Catholic Health Initiatives, Series 2001, 5.250%, 9/01/21

          570   Colorado Housing Finance Authority, Single Family Program            10/09 at 105.00         Aa2            576,971
                 Senior Bonds, Series 1999C-3, 6.750%, 10/01/21

        3,040   Denver City and County, Colorado, Airport System Revenue                No Opt. Call           A          3,435,504
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative
                 Minimum Tax)

                Denver Convention Center Hotel Authority, Colorado, Senior
                Revenue Bonds, Convention Center Hotel, Series 2003A:
        2,940    5.000%, 12/01/20 (Pre-refunded 12/01/13) - XLCA Insured             12/13 at 100.00         AAA          3,116,518
       10,000    5.000%, 12/01/33 (Pre-refunded 12/01/13) - XLCA Insured             12/13 at 100.00         AAA         10,600,400

        4,345   El Paso County School District 20, Academy, Colorado, General        12/12 at 100.00         Aaa          4,628,685
                 Obligation Bonds, Series 2002, 5.250%, 12/15/17 -
                 FGIC Insured

          755   Jefferson County School District R1, Colorado, General               12/14 at 100.00         AAA            788,024
                 Obligation Bonds, Series 2004, 5.000%, 12/15/22 - FSA Insured

        4,125   Municipal Subdistrict Northern Colorado Water District,              12/07 at 101.00         AAA          4,254,608
                 Revenue Bonds, Series 1997G, 5.250%, 12/01/15 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       34,275   Total Colorado                                                                                           36,099,225
------------------------------------------------------------------------------------------------------------------------------------


                CONNECTICUT - 0.5% (0.3% OF TOTAL INVESTMENTS)

        3,000   Connecticut Housing Finance Authority, Housing Mortgage               5/06 at 102.00         AAA          3,063,270
                 Finance Program Bonds, Series 1996C-2, 6.250%, 11/15/18


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 5.6% (3.6% OF TOTAL INVESTMENTS)

        6,000   District of Columbia, General Obligation Bonds,                         No Opt. Call         AAA          6,361,440
                 Series 1993B-2, 5.500%, 6/01/10 - FSA Insured

            5   District of Columbia, General Obligation Bonds, Series 1993E,         6/06 at 100.00         AAA              5,009
                 6.000%, 6/01/09 - CAPMAC Insured

        7,215   District of Columbia, General Obligation Refunding Bonds,               No Opt. Call         AAA          7,254,394
                 Series 1993A, 6.000%, 6/01/07 - MBIA Insured

        1,585   District of Columbia, General Obligation Refunding Bonds,               No Opt. Call         AAA          1,593,321
                 Series 1993A, 6.000%, 6/01/07 - MBIA Insured (ETM)

        4,250   District of Columbia, Hospital Revenue Refunding Bonds,               8/06 at 102.00         AAA          4,358,885
                 Medlantic Healthcare Group, Series 1993A, 5.750%, 8/15/14 -
                 MBIA Insured (ETM)

                District of Columbia, Revenue Bonds, Georgetown University,
                Series 2001A:
        9,670    0.000%, 4/01/26 - MBIA Insured                                        4/11 at 42.15         AAA          3,227,749
       15,235    0.000%, 4/01/30 - MBIA Insured                                        4/11 at 32.93         AAA          4,004,824

        5,000   Washington Convention Center Authority, District of Columbia,        10/08 at 101.00         AAA          5,196,600
                 Senior Lien Dedicated Tax Revenue Bonds, Series 1998,
                 5.250%, 10/01/12 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       48,960   Total District of Columbia                                                                               32,002,222
------------------------------------------------------------------------------------------------------------------------------------


                FLORIDA - 5.7% (3.7% OF TOTAL INVESTMENTS)

        5,000   Broward County School Board, Florida, Certificates of                 7/13 at 100.00         AAA          5,125,350
                 Participation, Series 2003, 5.000%,7/01/28 - MBIA Insured


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA (continued)

$       2,500   Florida State Board of Education, Full Faith and Credit Public        6/06 at 101.00         AAA       $  2,528,375
                 Education Capital Outlay Bonds, Series 1996A, 5.250%, 6/01/22
                 (Pre-refunded 6/01/06)

        5,000   Hillsborough County Aviation Authority, Florida, Revenue Bonds,      10/13 at 100.00         AAA          5,258,450
                 Tampa International Airport, Series 2003A, 5.250%, 10/01/18 -
                 MBIA Insured (Alternative Minimum Tax)

        5,000   Martin County Industrial Development Authority, Florida,              6/06 at 101.00         BB+          5,072,600
                 Industrial Development Revenue Bonds, Indiantown
                 Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative
                 Minimum Tax)

        1,380   Miami-Dade County Housing Finance Authority, Florida,                 1/11 at 102.00         AAA          1,439,961
                 Multifamily Housing Revenue Bonds, Sunset Bay Apartments,
                 Series 2000-5A, 5.850%, 7/01/20 - FSA Insured (Alternative
                 Minimum Tax)

        3,500   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/15 at 100.00         AAA          3,562,545
                 Miami International Airport, Series 2005A,
                 5.000%, 10/01/37 - XLCA Insured (Alternative Minimum Tax)

        9,500   Sunrise, Florida, Utility System Revenue Refunding Bonds,            10/18 at 100.00         AAA          9,943,365
                 Series 1998, 5.000%, 10/01/28 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       31,880   Total Florida                                                                                            32,930,646
------------------------------------------------------------------------------------------------------------------------------------


                GEORGIA - 2.5% (1.6% OF TOTAL INVESTMENTS)

        4,400   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                   No Opt. Call         AAA          4,885,892
                 Series 1999A, 5.500%, 11/01/22 - FGIC Insured

        2,880   Georgia Municipal Electric Authority, General Power Revenue             No Opt. Call          A+          3,400,992
                 Bonds, Series 1992B, 8.250%, 1/01/11

        5,500   Georgia Municipal Electric Authority, General Power Revenue             No Opt. Call         AAA          6,173,255
                 Bonds, Series 1993B, 5.700%, 1/01/19 - FGIC Insured (ETM)

------------------------------------------------------------------------------------------------------------------------------------
       12,780   Total Georgia                                                                                            14,460,139
------------------------------------------------------------------------------------------------------------------------------------


                HAWAII - 1.0% (0.6% OF TOTAL INVESTMENTS)

        3,720   Honolulu City and County, Hawaii, General Obligation Refunding          No Opt. Call         Aa2          3,945,767
                 and Improvement Bonds, Series 1993B, 5.000%, 10/01/13

        1,580   Honolulu City and County, Hawaii, General Obligation Refunding          No Opt. Call         Aaa          1,686,334
                 and Improvement Bonds, Series 1993B, 5.000%, 10/01/13 (ETM)

------------------------------------------------------------------------------------------------------------------------------------
        5,300   Total Hawaii                                                                                              5,632,101
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 14.1% (9.0% OF TOTAL INVESTMENTS)

        4,000   Chicago Board of Education, Illinois, General Obligation Lease          No Opt. Call         AAA          4,482,320
                 Certificates, Series 1992A, 6.250%, 1/01/15 - MBIA Insured

        5,550   Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A,       1/11 at 101.00         AAA          5,655,950
                 5.125%, 1/01/26 - FSA Insured (Alternative Minimum Tax)

        5,000   Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998,              7/08 at 102.00         AAA          5,204,850
                 5.250%, 1/01/28 - FGIC Insured

        1,665   Chicago, Illinois, Third Lien General Airport Revenue Bonds,          1/16 at 100.00         AAA          1,714,467
                 O'Hare International Airport, Series 2005A, 5.000%, 1/01/33 -
                 FGIC Insured

                Cook County School District 99, Cicero, Illinois, General
                Obligation School Bonds, Series 1997:
        1,455    8.500%, 12/01/13 - FGIC Insured                                        No Opt. Call         Aaa          1,863,258
        1,685    8.500%, 12/01/15 - FGIC Insured                                        No Opt. Call         Aaa          2,245,465

        6,110   Illinois Development Finance Authority, GNMA Collateralized           4/11 at 105.00         Aaa          6,282,974
                 Mortgage Revenue Bonds, Greek American Nursing Home
                 Committee, Series 2000A, 7.600%, 4/20/40

        1,385   Illinois Finance Authority, General Obligation Debt Certificates,    12/14 at 100.00         Aaa          1,446,383
                 Local Government Program - Kankakee County, Series 2005B,
                 5.000%, 12/01/18 - AMBAC Insured

        4,000   Illinois Health Facilities Authority, FHA-Insured Mortgage            8/13 at 100.00         AAA          4,090,240
                 Revenue Refunding Bonds, Sinai Health System, Series 2003,
                 5.150%, 2/15/37

        4,000   Illinois Health Facilities Authority, Revenue Bonds, Condell          5/12 at 100.00        Baa2          4,081,200
                 Medical Center, Series 2002, 5.500%, 5/15/32


                                       43

                        Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS (continued)

                Illinois Health Facilities Authority, Revenue Refunding Bonds,
                Lutheran General Health System, Series 1993C:
$       3,045    7.000%, 4/01/08                                                        No Opt. Call          A+       $  3,169,754
        4,075    7.000%, 4/01/14                                                        No Opt. Call          A+          4,789,185

          720   Illinois Housing Development Authority, Multifamily Program           9/06 at 100.00          A+            723,146
                 Bonds, Series 1994-5, 6.650%, 9/01/14

        3,410   Illinois Housing Development Authority, Section 8 Elderly             5/06 at 100.00          A-          3,481,440
                 Housing Revenue Bonds, Skyline Towers Apartments,
                 Series 1992B, 6.875%, 11/01/17

        9,795   Lake, Cook, Kane and McHenry Counties Community Unit                    No Opt. Call         AAA         10,655,197
                 School District 220, Barrington, Illinois, School Refunding
                 Bonds, Series 2002, 5.250%, 12/01/19 - FSA Insured

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Bonds, McCormick Place Expansion Project, Series 2002A:
        9,500    5.700%, 6/15/24 - MBIA Insured                                       6/22 at 101.00         AAA          5,833,665
        4,540    5.000%, 12/15/28 - MBIA Insured                                      6/12 at 101.00         AAA          4,658,812
       36,040    0.000%, 6/15/40 - MBIA Insured                                         No Opt. Call         AAA          6,604,690

        3,050   Regional Transportation Authority, Cook, DuPage, Kane, Lake,            No Opt. Call         AAA          3,732,194
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1990A, 7.200%, 11/01/20 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
      109,025   Total Illinois                                                                                           80,715,190
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 9.1% (5.8% OF TOTAL INVESTMENTS)

        3,965   Indiana Educational Facilities Authority, Revenue Bonds, Butler       2/11 at 100.00         AAA          4,203,891
                 University, Series 2001, 5.500%, 2/01/26 - MBIA Insured

        1,500   Indiana Educational Facilities Authority, Revenue Bonds,             10/09 at 101.00         AAA          1,596,285
                 University of Indianapolis, Series 1999, 5.750%, 10/01/19 -
                 FSA Insured

       22,000   Indiana Health Facility Financing Authority, Hospital Revenue         8/10 at 101.50         AAA         23,763,078
                 Bonds, Clarian Health Obligated Group, Series 2000A,
                 5.500%, 2/15/30 (Pre-refunded 8/15/10) - MBIA Insured

        3,000   Indiana Health Facility Financing Authority, Hospital Revenue           No Opt. Call         AAA          3,473,910
                 Refunding Bonds, Columbus Regional Hospital, Series 1993,
                 7.000%, 8/15/15 - FSA Insured

        2,800   Indiana Health Facility Financing Authority, Revenue Bonds,           5/15 at 100.00         AAA          2,867,312
                 Community Hospitals of Indiana, Series 2005A,
                 5.000%, 5/01/35 - AMBAC Insured

                Indiana Transportation Finance Authority, Highway Revenue
                Bonds, Series 2003A:
        4,000    5.000%, 6/01/23 - FSA Insured                                        6/13 at 100.00         AAA          4,137,280
        6,000    5.000%, 6/01/24 - FSA Insured                                        6/13 at 100.00         AAA          6,194,880

          420   Marion County Convention and Recreational Facilities Authority,       6/07 at 102.00         AAA            424,834
                 Indiana, Excise Tax Lease Rental Revenue Bonds, Series 1997A,
                 5.000%, 6/01/27 - MBIA Insured

        5,000   Metropolitan School District Warren Township Vision 2005              1/11 at 100.00         AAA          5,368,500
                 School Building Corporation, Marion County, Indiana, First
                 Mortgage Bonds, Series 2000, 5.500%, 7/15/20
                 (Pre-refunded 1/15/11) - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       48,685   Total Indiana                                                                                            52,029,970
------------------------------------------------------------------------------------------------------------------------------------


                KANSAS - 1.8% (1.1% OF TOTAL INVESTMENTS)

        2,000   Olathe, Kansas, Health Facilities Revenue Bonds, Olathe               9/10 at 100.00         AAA          2,118,360
                 Medical Center, Series 2000A, 5.500%, 9/01/25 -
                 AMBAC Insured

        6,825   Sedgwick County Unified School District 259, Wichita, Kansas,         9/10 at 100.00          AA          6,352,164
                 General Obligation Bonds, Series 2000, 3.500%, 9/01/16

        1,750   Wamego, Kansas, Pollution Control Revenue Bonds, Kansas               6/14 at 100.00         AAA          1,846,548
                 Gas and Electric Company, Series 2004, 5.300%, 6/01/31 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,575   Total Kansas                                                                                             10,317,072
------------------------------------------------------------------------------------------------------------------------------------


                                       44

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                LOUISIANA - 2.6% (1.7% OF TOTAL INVESTMENTS)

$       3,070   Jefferson Sales Tax District, Jefferson Parish, Louisiana,           12/12 at 100.00         AAA       $  3,218,680
                 Special Sales Tax Revenue Refunding Bonds, Series 2002,
                 5.250%, 12/01/20 - AMBAC Insured

        1,750   Louisiana Local Government Environmental Facilities and               6/12 at 105.00         Aaa          1,911,962
                 Community Development Authority, GNMA Collateralized
                 Mortgage Revenue Refunding Bonds, Sharlo Apartments,
                 Series 2002A, 6.500%, 6/20/37

        5,150   Louisiana Public Facilities Authority, Hospital Revenue Bonds,        8/15 at 100.00          A+          5,250,167
                 Franciscan Missionaries of Our Lady Health System,
                 Series 2005A, 5.250%, 8/15/32

        4,565   Orleans Levee District, Louisiana, Levee District General             6/06 at 102.50         AAA          4,707,291
                 Obligation Bonds, Series 1986, 5.950%, 11/01/14 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,535   Total Louisiana                                                                                          15,088,100
------------------------------------------------------------------------------------------------------------------------------------


                MAINE - 1.3% (0.8% OF TOTAL INVESTMENTS)

        7,520   Maine Educational Loan Marketing Corporation, Student Loan              No Opt. Call          A2          7,598,960
                 Revenue Bonds, Subordinate Series 1994B-2,
                 6.250%, 11/01/06 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 2.7% (1.7% OF TOTAL INVESTMENTS)

        2,905   Maryland Community Development Administration, Housing                1/07 at 102.00         Aa2          2,977,160
                 Revenue Bonds, Series 1996A, 5.875%, 7/01/16

        2,900   Maryland Community Development Administration, Housing                7/07 at 102.00         Aa2          2,975,197
                 Revenue Bonds, Series 1997A, 6.000%, 7/01/39
                 (Alternative Minimum Tax)

        6,800   Montgomery County Housing Opportunities Commission,                   7/06 at 102.00         Aa2          6,964,696
                 Maryland, GNMA/FHA-Insured Multifamily Housing Revenue
                 Bonds, Series 1996B, 6.400%, 7/01/28 (Alternative Minimum Tax)

        2,315   Montgomery County Housing Opportunities Commission,                   7/10 at 100.00         Aaa          2,410,517
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2000B, 6.125%, 7/01/20 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       14,920   Total Maryland                                                                                           15,327,570
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 1.5% (1.0% OF TOTAL INVESTMENTS)

        3,585   Massachusetts Development Finance Agency, Revenue Bonds,              3/15 at 100.00           A          3,565,784
                 Curry College, Series 2005A, 5.000%, 3/01/35 - ACA Insured

        5,000   Massachusetts Turnpike Authority, Metropolitan Highway                1/07 at 102.00         AAA          5,066,800
                 System Revenue Bonds, Senior Series 1997A,
                 5.000%, 1/01/37 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,585   Total Massachusetts                                                                                       8,632,584
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 6.5% (4.1% OF TOTAL INVESTMENTS)

        6,000   Detroit, Michigan, Second Lien Sewerage Disposal System               7/15 at 100.00         AAA          6,170,820
                 Revenue Bonds, Series 2005A, 5.000%, 7/01/35 -
                 MBIA Insured

        1,535   Detroit, Michigan, Senior Lien Water Supply System Revenue            7/07 at 101.00         AAA          1,573,160
                 Bonds, Series 1997A, 5.000%, 7/01/27 (Pre-refunded
                 7/01/07) - MBIA Insured

        8,915   Detroit, Michigan, Senior Lien Water Supply System Revenue            7/07 at 101.00         AAA          9,052,024
                 Bonds, Series 1997A, 5.000%, 7/01/27 - MBIA Insured

                Hancock Hospital Finance Authority, Michigan, FHA-Insured
                Mortgage Hospital Revenue Bonds, Portage Health System Inc.,
                Series 1998:
          740    4.625%, 8/01/18 - MBIA Insured                                       8/08 at 100.00         AAA            741,369
        4,400    5.450%, 8/01/47 - MBIA Insured                                       8/08 at 100.00         AAA          4,527,556

        5,000   Michigan State Building Authority, Revenue Refunding Bonds,          10/13 at 100.00         AAA          5,145,750
                 Facilities Program, Series 2003II, 5.000%, 10/15/29 -
                 MBIA Insured

       10,500   Michigan State Hospital Finance Authority, Hospital Revenue           8/08 at 101.00         BB-         10,032,540
                 Bonds, Detroit Medical Center Obligated Group,
                 Series 1998A, 5.250%, 8/15/23

------------------------------------------------------------------------------------------------------------------------------------
       37,090   Total Michigan                                                                                           37,243,219
------------------------------------------------------------------------------------------------------------------------------------


                                       45

                        Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.8% (0.5% OF TOTAL INVESTMENTS)

$       1,025   Minneapolis-St. Paul Housing Finance Board, Minnesota,               11/07 at 102.00         AAA       $  1,046,494
                 FNMA/GNMA Mortgage-Backed Securities Program Single
                 Family Mortgage Revenue Bonds, Series 1997,
                 5.800%, 11/01/30 (Alternative Minimum Tax)

        3,500   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00         AAA          3,660,370
                 Minnesota, Airport Revenue Bonds, Series 2001A,
                 5.250%, 1/01/25 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,525   Total Minnesota                                                                                           4,706,864
------------------------------------------------------------------------------------------------------------------------------------


                MISSISSIPPI - 1.9% (1.2% OF TOTAL INVESTMENTS)

        1,285   Jones County, Mississippi, Hospital Revenue Bonds, South             12/07 at 100.00        BBB+          1,305,432
                 Central Regional Medical Center, Series 1997,
                 5.350%, 12/01/10

        2,000   Mississippi Higher Education Assistance Corporation,                  9/06 at 100.00         Aaa          2,002,620
                 Student Loan Revenue Bonds, Senior Series 1993B,
                 5.800%, 9/01/06 (Alternative Minimum Tax)

        1,875   Mississippi Hospital Equipment and Facilities Authority,              9/14 at 100.00         N/R          1,873,313
                 Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1,
                 5.000%, 9/01/24

        5,180   Mississippi, General Obligation Refunding Bonds,                        No Opt. Call          AA          5,739,388
                 Series 2002A, 5.500%, 12/01/18

------------------------------------------------------------------------------------------------------------------------------------
       10,340   Total Mississippi                                                                                        10,920,753
------------------------------------------------------------------------------------------------------------------------------------


                MISSOURI - 0.9% (0.6% OF TOTAL INVESTMENTS)

        3,000   Missouri Health and Educational Facilities Authority, Revenue         5/13 at 100.00          AA          3,097,470
                 Bonds, BJC Health System, Series 2003, 5.125%, 5/15/24

        2,000   St. Louis, Missouri, Airport Revenue Bonds, Airport                   7/11 at 100.00         AAA          2,045,120
                 Development Program, Series 2001A, 5.000%, 7/01/26 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,000   Total Missouri                                                                                            5,142,590
------------------------------------------------------------------------------------------------------------------------------------


                NEBRASKA - 1.6% (1.0% OF TOTAL INVESTMENTS)

        9,000   NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student               No Opt. Call         AAA          9,134,460
                 Loan Program, Series 1993A-5A, 6.250%, 6/01/18 -
                 MBIA Insured (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 4.5% (2.9% OF TOTAL INVESTMENTS)

       10,420   Clark County School District, Nevada, General Obligation              6/12 at 100.00         AAA         11,330,812
                 Bonds, Series 2002C, 5.500%, 6/15/18 (Pre-refunded
                 6/15/12) - MBIA Insured

        4,500   Clark County School District, Nevada, General Obligation                No Opt. Call         AAA          5,036,220
                 School Improvement Bonds, Series 1991A, 7.000%, 6/01/10 -
                 MBIA Insured

        7,000   Clark County, Nevada, Motor Vehicle Fuel Tax Highway                  7/13 at 100.00         AAA          7,253,820
                 Improvement Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
                 AMBAC Insured

        5,425   Director of Nevada State Department of Business and Industry,           No Opt. Call         AAA          2,155,515
                 Revenue Bonds, Las Vegas Monorail Project, First Tier,
                 Series 2000, 0.000%, 1/01/25 - AMBAC Insured

          270   Nevada Housing Division, Single Family Mortgage Bonds,               10/06 at 100.00          A1            270,319
                 Senior Series 1992B-1, 6.200%, 10/01/15

------------------------------------------------------------------------------------------------------------------------------------
       27,615   Total Nevada                                                                                             26,046,686
------------------------------------------------------------------------------------------------------------------------------------


                NEW JERSEY - 4.2% (2.7% OF TOTAL INVESTMENTS)

        1,100   New Jersey Health Care Facilities Financing Authority,                7/10 at 101.00        BBB-          1,212,398
                 Revenue Bonds, Trinitas Hospital Obligated Group,
                 Series 2000, 7.500%, 7/01/30

          880   New Jersey Turnpike Authority, Revenue Bonds, Series 1991C,             No Opt. Call         AAA          1,011,243
                 6.500%, 1/01/16 - MBIA Insured

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
          300    6.500%, 1/01/16 - MBIA Insured (ETM)                                   No Opt. Call         AAA            345,681
        2,345    6.500%, 1/01/16 - MBIA Insured (ETM)                                   No Opt. Call         AAA          2,702,073

       13,775   Tobacco Settlement Financing Corporation, New Jersey,                 6/12 at 100.00         BBB         14,292,801
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32

        3,995   Tobacco Settlement Financing Corporation, New Jersey,                 6/13 at 100.00         BBB          4,436,807
                 Tobacco Settlement Asset-Backed Bonds, Series 2003,
                 6.750%, 6/01/39

------------------------------------------------------------------------------------------------------------------------------------
       22,395   Total New Jersey                                                                                         24,001,003
------------------------------------------------------------------------------------------------------------------------------------


                                       46

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 9.5% (6.1% OF TOTAL INVESTMENTS)

$       1,200   Hempstead Industrial Development Agency, New York,                   12/10 at 100.00         BB+       $  1,243,008
                 Resource Recovery Revenue Refunding Bonds, American
                 Ref-Fuel Company of Hempstead LP, Series 2001,
                 5.000%, 12/01/10 (Mandatory put 6/01/10)

       11,825   New York City Transitional Finance Authority, New York,               5/08 at 101.00         AAA         12,050,503
                 Future Tax Secured Bonds, Fiscal Series 1998C,
                 5.000%, 5/01/26

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 1998C:
        1,350    5.000%, 5/01/26 (Pre-refunded 5/01/08)                               5/08 at 101.00         AAA          1,398,020
           35    5.000%, 5/01/26 (Pre-refunded 5/01/08)                               5/08 at 101.00         AAA             36,245
        3,705    5.000%, 5/01/26 (Pre-refunded 5/01/08)                               5/08 at 101.00         AAA          3,835,305

          220   New York City Transitional Finance Authority, New York,               5/10 at 101.00         AAA            239,633
                 Future Tax Secured Bonds, Fiscal Series 2000A,
                 5.875%, 11/01/16 (Pre-refunded 5/01/10)

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2000C:
        3,630    5.875%, 11/01/16 (Pre-refunded 5/01/10)                              5/10 at 101.00         AAA          3,956,773
        5,000    5.500%, 11/01/24 (Pre-refunded 5/01/10)                              5/10 at 101.00         AAA          5,377,900

        1,395   New York State Medical Care Facilities Finance Agency,                8/06 at 100.00         AAA          1,399,548
                 FHA-Insured Mortgage Revenue Bonds, Hospital and
                 Nursing Home Projects, Series 1992B, 6.200%, 8/15/22

        4,200   New York State Medical Care Facilities Finance Agency,                8/06 at 101.00          AA          4,248,720
                 FHA-Insured Mortgage Revenue Bonds, Kenmore Mercy
                 Hospital, Series 1995B, 6.150%, 2/15/35

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        5,400    5.500%, 6/01/16                                                      6/10 at 100.00         AA-          5,685,012
        2,500    5.500%, 6/01/18                                                      6/12 at 100.00         AA-

        5,000   New York State Urban Development Corporation, Service                 1/17 at 100.00         AA-          5,326,500
                 Contract Revenue Bonds, Correctional and Youth Facilities,
                 Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

        6,250   Port Authority of New York and New Jersey, Special                      No Opt. Call         AAA          6,979,000
                 Project Bonds, JFK International Air Terminal LLC,
                 Sixth Series 1997, 6.250%, 12/01/15 - MBIA Insured
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       51,710   Total New York                                                                                           54,451,242
------------------------------------------------------------------------------------------------------------------------------------


                NORTH CAROLINA - 3.2% (2.0% OF TOTAL INVESTMENTS)

        2,675   Charlotte, North Carolina, Water and Sewerage System                  6/11 at 101.00         AAA          2,903,392
                 Revenue Bonds, Series 2001, 5.500%, 6/01/13

        2,445   North Carolina Infrastructure Finance Corporation, Certificates       2/14 at 100.00         AA+          2,531,431
                 of Participation, Correctional Facilities, Series 2004A,
                 5.000%, 2/01/21

        2,000   North Carolina Municipal Power Agency 1, Catawba Electric               No Opt. Call         AAA          2,184,480
                 Revenue Bonds, Series 1992, 6.000%, 1/01/11 - MBIA Insured

       10,000   North Carolina Municipal Power Agency 1, Catawba Electric             1/13 at 100.00         AAA         10,590,200
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/18 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       17,120   Total North Carolina                                                                                     18,209,503
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 2.3% (1.5% OF TOTAL INVESTMENTS)

        9,000   Cleveland, Ohio, Airport System Revenue Bonds,                        1/10 at 101.00         AAA          9,147,420
                 Series 2000A, 5.000%, 1/01/31 - FSA Insured

        3,000   Franklin County, Ohio, Development Revenue Bonds, American           10/09 at 101.00           A          3,158,910
                 Chemical Society, Series 1999, 5.800%, 10/01/14

        1,000   Franklin County, Ohio, FHA-Insured Multifamily Housing                7/06 at 102.00         Aa2          1,008,670
                 Mortgage Revenue Bonds, Hamilton Creek Apartments
                 Project, Series 1994A, 5.550%, 7/01/24
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       13,000   Total Ohio                                                                                               13,315,000
------------------------------------------------------------------------------------------------------------------------------------


                                       47

                        Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.7% (0.4% OF TOTAL INVESTMENTS)

$         330   Oklahoma Housing Finance Agency, Single Family Mortgage               3/10 at 101.00         Aaa       $    345,012
                 Revenue Bonds, Homeownership Loan Program,
                 Series 2000C-2, 6.200%, 9/01/28 (Alternative Minimum Tax)

        3,340   Tulsa Industrial Authority, Oklahoma, Hospital Revenue                  No Opt. Call         AAA          3,597,347
                 Refunding Bonds, Hillcrest Medical Center, Series 1996,
                 6.500%, 6/01/09 - CONNIE LEE/AMBAC Insured (ETM)

------------------------------------------------------------------------------------------------------------------------------------
        3,670   Total Oklahoma                                                                                            3,942,359
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 1.6% (1.0% OF TOTAL INVESTMENTS)

        1,530   Beaver Area School District, Beaver County, Pennsylvania,             7/06 at 100.00         AAA          1,534,345
                 General Obligation Bonds, Series 2001, 5.000%, 1/15/20
                 (Pre-refunded 7/15/06) - FGIC Insured

        5,000   Pennsylvania Economic Development Financing Authority,                7/06 at 100.00          BB          4,999,400
                 Senior Lien Resource Recovery Revenue Bonds, Northampton
                 Generating Project, Series 1994A, 6.400%, 1/01/09
                 (Alternative Minimum Tax)

        2,600   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,            12/14 at 100.00         AAA          2,826,902
                 Series 2004A, 5.500%, 12/01/31 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        9,130   Total Pennsylvania                                                                                        9,360,647
------------------------------------------------------------------------------------------------------------------------------------


                PUERTO RICO - 3.1% (2.0% OF TOTAL INVESTMENTS)

       12,390   Puerto Rico, General Obligation and Public Improvement                  No Opt. Call         AAA         14,317,140
                 Refunding Bonds, Series 1997, 6.500%, 7/01/13 - MBIA Insured

        3,470   University of Puerto Rico, University System Revenue Bonds,           6/10 at 100.00         AAA          3,722,269
                 Series 2000O, 5.750%, 6/01/18 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       15,860   Total Puerto Rico                                                                                        18,039,409
------------------------------------------------------------------------------------------------------------------------------------


                RHODE ISLAND - 3.7% (2.3% OF TOTAL INVESTMENTS)

       20,000   Rhode Island Tobacco Settlement Financing Corporation,                6/12 at 100.00         BBB         20,992,999
                 Tobacco Settlement Asset-Backed Bonds, Series 2002A,
                 6.250%, 6/01/42


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 4.2% (2.7% OF TOTAL INVESTMENTS)

        4,120   Medical University Hospital Authority, South Carolina,                8/14 at 100.00         AAA          4,355,087
                 FHA-Insured Mortgage Revenue Bonds, Series 2004A,
                 5.250%, 2/15/23 - MBIA Insured

        3,000   Myrtle Beach, South Carolina, Hospitality and Accommodation           6/14 at 100.00         AAA          3,071,040
                 Fee Revenue Bonds, Series 2004A, 5.000%, 6/01/36 -
                 FGIC Insured

                Piedmont Municipal Power Agency, South Carolina, Electric
                Revenue Bonds, Series 1991:
        5,000    6.250%, 1/01/21 - FGIC Insured                                         No Opt. Call         AAA          5,929,100
        5,750    4.000%, 1/01/23 - MBIA Insured                                       7/06 at 100.00         AAA          5,284,883

        5,085   Piedmont Municipal Power Agency, South Carolina, Electric               No Opt. Call         AAA          5,513,716
                 Revenue Refunding Bonds, Series 1998A, 5.500%, 1/01/13 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       22,955   Total South Carolina                                                                                     24,153,826
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH DAKOTA - 0.4% (0.4% OF TOTAL INVESTMENTS)

        1,750   South Dakota Health and Educational Facilities Authority,            11/14 at 100.00          A+          1,844,115
                 Revenue Bonds, Sioux Valley Hospitals, Series 2004A,
                 5.500%, 11/01/31


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.3% (0.3% OF TOTAL INVESTMENTS)

        1,500   Metropolitan Government of Nashville-Davidson County,                 5/08 at 102.00          AA          1,561,710
                 Tennessee, Electric System Revenue Bonds, Series 1998A,
                 5.200%, 5/15/23


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 18.5% (11.8% OF TOTAL INVESTMENTS)

        4,500   Alliance Airport Authority, Texas, Special Facilities Revenue         6/06 at 100.00         CCC          4,364,325
                 Bonds, American Airlines Inc., Series 1990,
                 7.500%, 12/01/29 (Alternative Minimum Tax)

        4,000   Central Texas Regional Mobility Authority, Travis and                 1/15 at 100.00         AAA          4,080,120
                 Williamson Counties, Toll Road Revenue Bonds, Series 2005,
                 5.000%, 1/01/35 - FGIC Insured

        3,345   Columbia-Brazoria Independent School District, Texas,                 2/09 at 100.00         AAA          3,353,764
                 Unlimited Tax School Building Bonds, Series 1999,
                 4.750%, 2/01/25


                                       48

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       2,250   Dallas-Ft. Worth International Airport, Texas, Joint Revenue         11/14 at 100.00         AAA       $  2,274,075
                 Bonds, Series 2004B, 5.000%, 11/01/27 - FSA Insured
                 (Alternative Minimum Tax)

        8,000   Dallas-Ft. Worth International Airport, Texas, Joint Revenue         11/11 at 100.00         AAA          8,593,840
                 Refunding and Improvement Bonds, Series 2001A,
                 5.875%, 11/01/19 - FGIC Insured (Alternative Minimum Tax)

        6,000   Garland Housing Finance Corporation, Texas, Multifamily              12/11 at 101.00         N/R          6,454,500
                 Housing Revenue Bonds, Legacy Pointe Apartments,
                 Series 2000, 7.500%, 6/01/40 (Alternative Minimum Tax)

        3,750   Harris County Flood Control District, Texas, General Obligation      10/13 at 100.00         AA+          3,888,675
                 Bonds, Series 2003, 5.000%, 10/01/23

        7,000   Harris County Health Facilities Development Corporation,             11/13 at 100.00         AAA          7,123,060
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2003, 5.000%, 11/15/30 - MBIA Insured

       28,305   Houston, Texas, Hotel Occupancy Tax and Special Revenue                 No Opt. Call         AAA          9,410,846
                 Bonds, Convention and Entertainment Project, Series 2001B,
                 0.000%, 9/01/28 - AMBAC Insured

        5,000   Houston, Texas, Junior Lien Water and Sewerage System                12/07 at 102.00         AAA          5,193,350
                 Revenue Refunding Bonds, Series 1997D, 5.000%, 12/01/25
                 (Pre-refunded 12/01/07) - FGIC Insured

        7,500   Houston, Texas, Junior Lien Water and Sewerage System                   No Opt. Call         AAA          8,862,900
                 Revenue Refunding Bonds, Series 2002A, 5.750%, 12/01/32 -
                 FSA Insured (ETM)

        6,950   Liberty County Housing Development Corporation, Texas,                6/34 at 100.00         N/R          5,586,202
                 Multifamily Housing Revenue Bonds, Series 1999,
                 7.250%, 6/01/34

          190   Midland Housing Finance Corporation, Texas, Single Family             5/06 at 103.00         Aaa            195,816
                 Mortgage Revenue Refunding Bonds, Series 1992A,
                 8.450%, 12/01/11

                Montgomery Independent School District, Montgomery County,
                Texas, Unlimited Tax School Building and Refunding Bonds, Series
                2001:
        2,300    5.500%, 2/15/21                                                      2/11 at 100.00         AAA          2,439,311
        2,400    5.500%, 2/15/23                                                      2/11 at 100.00         AAA          2,545,368

                Mt. Pleasant Independent School District, Titus County, Texas,
                General Obligation Refunding Bonds, Series 2001:
        3,025    5.000%, 2/15/26                                                      8/11 at 100.00         Aaa          3,088,949
        3,000    5.125%, 2/15/31                                                      8/11 at 100.00         Aaa          3,070,260

        6,000   Raven Hills Higher Education Corporation, Texas, Student              8/12 at 100.00         Aaa          6,174,840
                 Housing Revenue Bonds, Angelo State University - Texan
                 Hall LLC, Series 2002A, 5.000%, 8/01/25 - MBIA Insured

        3,410   Retama Development Corporation, Texas, Special Facilities            12/12 at 100.00         AAA          4,003,340
                 Revenue Bonds, Retama Park Racetrack, Series 1993,
                 8.750%, 12/15/18 (Pre-refunded 12/15/12) (5)

        1,800   Sam Rayburn Municipal Power Agency, Texas, Power Supply              10/12 at 100.00          AA          1,944,054
                 System Revenue Refunding Bonds, Series 2002A,
                 5.750%, 10/01/21 - RAAI Insured

        4,700   Spring Branch Independent School District, Harris County,             2/11 at 100.00         AAA          4,819,803
                 Texas, Limited Tax Schoolhouse and Refunding Bonds,
                 Series 2001, 5.125%, 2/01/26

        8,500   Travis County Health Facilities Development Corporation,              7/06 at 100.00         Aaa          8,588,995
                 Texas, Hospital Revenue Bonds, Daughters of Charity
                 National Health System, Series 1993B, 6.000%, 11/15/22 (ETM)

------------------------------------------------------------------------------------------------------------------------------------
      121,925   Total Texas                                                                                             106,056,393
------------------------------------------------------------------------------------------------------------------------------------


                UTAH - 6.2% (4.0% OF TOTAL INVESTMENTS)

        4,845   Bountiful, Davis County, Utah, Hospital Revenue Refunding            12/08 at 101.00         N/R          4,550,618
                 Bonds, South Davis Community Hospital Project, Series 1998,
                 5.750%, 12/15/18

        5,065   Intermountain Power Agency, Utah, Power Supply Revenue                7/06 at 102.00      A+ (4)          5,187,522
                 Bonds, Series 1996A, 6.150%, 7/01/14 (ETM)

        2,935   Intermountain Power Agency, Utah, Power Supply Revenue                7/06 at 102.00      A+ (4)          3,005,469
                 Bonds, Series 1996A, 6.150%, 7/01/14 (Pre-refunded 7/01/06)

        5,820   Intermountain Power Agency, Utah, Power Supply Revenue                7/07 at 102.00         AAA          6,070,202
                 Refunding Bonds, Series 1997B, 5.750%, 7/01/19
                 (Pre-refunded 7/01/07) - MBIA Insured

       11,750   Intermountain Power Agency, Utah, Power Supply Revenue                7/07 at 102.00         AAA         12,227,403
                 Refunding Bonds, Series 1997B, 5.750%, 7/01/19 -
                 MBIA Insured


                                       49

                        Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTAH (continued)

$       1,435   Salt Lake City and Sandy Metropolitan Water District, Utah,           7/14 at 100.00         Aaa       $  1,490,994
                 Water Revenue Bonds, Series 2004, 5.000%, 7/01/21 -
                 AMBAC Insured

          570   Utah Housing Finance Agency, Single Family Mortgage                   7/10 at 100.00          AA            571,699
                 Bonds, Series 2000G, 5.875%, 7/01/27 (Alternative
                 Minimum Tax)

                Utah Housing Finance Agency, Single Family Mortgage
                Bonds, Series 2001C:
        1,915    5.500%, 1/01/18 (Alternative Minimum Tax)                            1/11 at 100.00         AA-          1,954,813
          590    5.650%, 1/01/21 (Alternative Minimum Tax)                            1/11 at 100.00         Aa2            602,980

------------------------------------------------------------------------------------------------------------------------------------
       34,925   Total Utah                                                                                               35,661,700
------------------------------------------------------------------------------------------------------------------------------------


                VIRGINIA - 1.8% (1.1% OF TOTAL INVESTMENTS)

        8,190   Hampton, Virginia, Revenue Bonds, Convention Center Project,          1/13 at 100.00         AAA          8,364,938
                 Series 2002, 5.000%, 1/15/35 - AMBAC Insured

        1,775   Virginia Transportation Board, Transportation Revenue                 5/07 at 101.00         AA+          1,814,210
                 Refunding Bonds, U.S. Route 58 Corridor Development
                 Program, Series 1997C, 5.125%, 5/15/19

------------------------------------------------------------------------------------------------------------------------------------
        9,965   Total Virginia                                                                                           10,179,148
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 10.2% (6.5% OF TOTAL INVESTMENTS)

        1,855   Chelan County Public Utility District 1, Washington, Hydro            7/09 at 101.00          AA          1,973,219
                 Consolidated System Revenue Bonds, Series 1999A,
                 6.200%, 7/01/34 (Alternative Minimum Tax)

        1,655   Everett, Washington, Limited Tax General Obligation Bonds,            9/07 at 100.00         Aaa          1,681,927
                 Series 1997, 5.125%, 9/01/17 - FSA Insured

        6,000   Grant County Public Utility District 2, Washington, Revenue           1/15 at 100.00         AAA          6,150,300
                 Bonds, Wanapum Hydroelectric Development, Series 2005A,
                 5.000%, 1/01/34 - FGIC Insured

        1,604   Skagit County Housing Authority, Washington, GNMA                     5/06 at 103.00         AAA          1,654,879
                 Collateralized Mortgage Loan Nursing Facility Revenue
                 Bonds, Sea Mar Community Health Centers, Series 1993,
                 7.000%, 6/20/35

        1,500   Snohomish County School District 6, Mukilteo, Washington,               No Opt. Call         AAA          1,650,975
                 Unlimited Tax General Obligation and Refunding Bonds,
                 Series 1993, 5.700%, 12/01/12 - FGIC Insured

        8,155   Tacoma, Washington, Electric System Revenue Refunding                 1/11 at 101.00         AAA          8,914,720
                 Bonds, Series 2001A, 5.750%, 1/01/20 (Pre-refunded 1/01/11) -
                 FSA Insured

        4,705   Tacoma, Washington, Sewerage Revenue Refunding Bonds,                   No Opt. Call         AAA          5,185,428
                 Series 1994B, 8.000%, 12/01/08 - FGIC Insured

                Washington Public Power Supply System, Revenue Refunding
                Bonds, Nuclear Project 2, Series 1990A:
        6,080    7.250%, 7/01/06 (ETM)                                                  No Opt. Call         Aaa          6,116,906
          395    7.250%, 7/01/06 (ETM)                                                  No Opt. Call         Aaa            397,398

       11,000   Washington Public Power Supply System, Revenue Refunding                No Opt. Call         Aaa         12,027,180
                 Bonds, Nuclear Project 3, Series 1993B, 7.000%, 7/01/09

        4,700   Washington Public Power Supply System, Revenue Refunding              7/08 at 102.00         Aaa          4,860,082
                 Bonds, Nuclear Project 3, Series 1998A, 5.125%, 7/01/18

        1,000   Washington State Healthcare Facilities Authority, Revenue             8/13 at 102.00         AAA          1,024,130
                 Bonds, Harrison Memorial Hospital, Series 1998,
                 5.000%, 8/15/28 - AMBAC Insured

        2,000   Washington State Healthcare Facilities Authority, Revenue             8/08 at 102.00          AA          2,026,060
                 Bonds, Highline Community Hospital, Series 1998,
                 5.000%, 8/15/21 - RAAI Insured

        4,710   Washington State Tobacco Settlement Authority, Tobacco                6/13 at 100.00         BBB          5,122,832
                 Settlement Asset-Backed Revenue Bonds, Series 2002,
                 6.500%, 6/01/26

------------------------------------------------------------------------------------------------------------------------------------
       55,359   Total Washington                                                                                         58,786,036
------------------------------------------------------------------------------------------------------------------------------------


                                       50

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.4% (0.9% OF TOTAL INVESTMENTS)

$         500   Wisconsin Health and Educational Facilities Authority,               12/06 at 102.00         AAA       $    514,480
                 Revenue Bonds, Medical College of Wisconsin Inc.,
                 Series 1996, 5.500%, 12/01/26 - MBIA Insured

        7,500   Wisconsin Health and Educational Facilities Authority,                2/12 at 101.00         AAA          7,779,975
                 Revenue Bonds, Ministry Healthcare Inc., Series 2002A,
                 5.250%, 2/15/32 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,000   Total Wisconsin                                                                                           8,294,455
------------------------------------------------------------------------------------------------------------------------------------
$     935,146   Total Investments (cost $863,178,822) - 156.7%                                                          899,305,064
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                                     12,877,554
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (59.0)%                                                       (338,400,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $573,782,618
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) The issuer has received a proposed adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES April 30, 2006 (Unaudited)
                                                                        PREMIUM INCOME    PREMIUM INCOME 2    PREMIUM INCOME 4
                                                                                 (NPI)               (NPM)               (NPT)
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $1,403,996,334,
   $907,758,957 and $863,178,822, respectively)                         $1,454,842,692        $946,502,472        $899,305,064
Receivables:
   Interest                                                                 22,792,742          13,907,486          15,763,594
   Investments sold                                                          1,098,030          10,134,515             145,103
Other assets                                                                   140,124              93,268              78,337
------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                       1,478,873,588         970,637,741         915,292,098
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                 610,469           1,598,228           2,304,112
Payable for investments purchased                                            8,363,603           9,124,156                  --
Accrued expenses:
   Management fees                                                             731,605             484,312             460,556
   Other                                                                       325,994             176,713             177,811
Preferred share dividends payable                                              265,419             174,371             167,001
------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                     10,297,090          11,557,780           3,109,480
------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                     525,000,000         347,000,000         338,400,000
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                  $  943,576,498        $612,079,961        $573,782,618
==============================================================================================================================
Common shares outstanding                                                   63,785,430          41,093,661          43,236,703
==============================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                $        14.79        $      14.89        $      13.27
==============================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                 $      637,854        $    410,937        $    432,367
Paid-in surplus                                                            901,333,523         570,811,675         587,220,598
Undistributed (Over-distribution of) net investment income                   1,775,090           1,341,995           1,140,192
Accumulated net realized gain (loss) from investments                      (11,016,327)            771,839         (51,136,781)
Net unrealized appreciation (depreciation) of investments                   50,846,358          38,743,515          36,126,242
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                  $  943,576,498        $612,079,961        $573,782,618
==============================================================================================================================
Authorized shares:
   Common                                                                  200,000,000         200,000,000         200,000,000
   Preferred                                                                 1,000,000           1,000,000           1,000,000
==============================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended April 30, 2006 (Unaudited)
                                                                        PREMIUM INCOME    PREMIUM INCOME 2    PREMIUM INCOME 4
                                                                                 (NPI)               (NPM)               (NPT)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                          $36,234,547         $23,708,539         $23,131,971
------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                              4,442,289           2,946,842           2,797,489
Preferred shares - auction fees                                                651,506             429,268             419,914
Preferred shares - dividend disbursing agent fees                               29,754              33,947              39,581
Shareholders' servicing agent fees and expenses                                 87,647              31,553              44,323
Custodian's fees and expenses                                                  183,797             118,414              91,286
Directors' fees and expenses                                                    14,994              10,005               8,629
Professional fees                                                              104,420              21,039              34,018
Shareholders' reports - printing and mailing expenses                           62,672              37,388              39,144
Stock exchange listing fees                                                     11,781               7,590               7,985
Investor relations expense                                                      45,688              30,854              28,305
Other expenses                                                                  36,452              25,672              20,484
------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                                   5,671,000           3,692,572           3,531,158
   Custodian fee credit                                                         (5,796)            (10,454)            (43,341)
------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                 5,665,204           3,682,118           3,487,817
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                       30,569,343          20,026,421          19,644,154
------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                   (4,057,478)            771,870              47,560
Change in net unrealized appreciation (depreciation) of investments          2,407,335          (3,870,697)         (3,867,869)
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                     (1,650,143)         (3,098,827)         (3,820,309)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                  (7,669,597)         (4,606,394)         (4,884,979)
From accumulated net realized gains                                                 --            (492,501)                 --
------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                             (7,669,597)         (5,098,895)         (4,884,979)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
      from operations                                                      $21,249,603         $11,828,699         $10,938,866
==============================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited)
                                           PREMIUM INCOME (NPI)           PREMIUM INCOME 2 (NPM)           PREMIUM INCOME 4 (NPT)
                                       ----------------------------    ----------------------------    ----------------------------
                                         SIX MONTHS            YEAR      SIX MONTHS            YEAR      SIX MONTHS            YEAR
                                              ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                            4/30/06        10/31/05         4/30/06        10/31/05         4/30/06        10/31/05
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                  $ 30,569,343    $ 62,548,870    $ 20,026,421    $ 40,512,147    $ 19,644,154    $ 39,204,634
Net realized gain (loss) from
   investments                           (4,057,478)     15,187,341         771,870       2,929,207          47,560      (6,218,283)
Change in net unrealized appreciation
   (depreciation) of investments          2,407,335     (31,573,368)     (3,870,697)    (13,011,728)     (3,867,869)      2,030,792
Distributions to Preferred Shareholders:
   From net investment income            (7,669,597)    (10,275,032)     (4,606,394)     (6,593,605)     (4,884,979)     (6,741,182)
   From accumulated net realized gains           --              --        (492,501)       (333,998)             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                       21,249,603      35,887,811      11,828,699      23,502,023      10,938,866      28,275,961
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income              (25,118,709)    (57,980,964)    (16,523,580)    (38,210,760)    (15,673,308)    (35,043,351)
From accumulated net realized gains              --              --      (2,506,898)     (3,990,843)             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders               (25,118,709)    (57,980,964)    (19,030,478)    (42,201,603)    (15,673,308)    (35,043,351)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares           (3,869,106)    (22,093,153)     (7,201,779)    (18,699,580)     (4,734,442)     (6,767,390)
Net assets applicable to Common
   shares at the beginning of period    947,445,604     969,538,757     619,281,740     637,981,320     578,517,060     585,284,450
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period         $943,576,498    $947,445,604    $612,079,961    $619,281,740    $573,782,618    $578,517,060
===================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                       $  1,775,090    $  3,994,053    $  1,341,995    $  2,445,548    $  1,140,192    $  2,054,325
===================================================================================================================================


                                 See accompanying notes to financial statements.

Notes to
        FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Premium Income Municipal Fund, Inc. (NPI), Nuveen Premium Income Municipal Fund 2, Inc. (NPM) and Nuveen Premium Income Municipal Fund 4, Inc. (NPT). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular security, the Board of Directors of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Directors' designee. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2006, Premium Income (NPI) and Premium Income 2 (NPM) had outstanding when-issued/delayed delivery purchase commitments of $8,363,603 and $9,124,156, respectively. There were no such outstanding purchase commitments in Premium Income 4 (NPT).

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Professional Fees
Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Preferred Shares
The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in more than one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                              PREMIUM      PREMIUM      PREMIUM
                                               INCOME     INCOME 2     INCOME 4
                                                (NPI)        (NPM)        (NPT)
-------------------------------------------------------------------------------
Number of shares:
   Series M                                     3,800        2,000        2,200
   Series M2                                    2,000           --           --
   Series T                                     3,800        3,000        2,000
   Series T2                                       --           --        1,328
   Series W                                     3,800        2,000        1,680
   Series W2                                       --           --          520
   Series TH                                    3,800        3,000        2,680
   Series F                                     3,800        2,000        1,800
   Series F2                                       --        1,880        1,328
-------------------------------------------------------------------------------
Total                                          21,000       13,880       13,536
===============================================================================

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not invest in any such instruments during the six months ended April 30, 2006.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Funds' organizational documents, their Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

None of the Funds engaged in transactions in their own shares during the six months ended April 30, 2006, nor during the fiscal year ended October 31, 2005.

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments) during the six months ended April 30, 2006, were as follows:

                                              PREMIUM      PREMIUM      PREMIUM
                                               INCOME     INCOME 2     INCOME 4
                                                (NPI)        (NPM)        (NPT)
-------------------------------------------------------------------------------
Purchases                                $109,056,099  $90,240,580  $12,854,099
Sales and maturities                      116,770,720   96,879,213   12,367,166
===============================================================================


4. INCOME TAX INFORMATION
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2006, the cost of investments was as follows:

                                          PREMIUM        PREMIUM        PREMIUM
                                           INCOME       INCOME 2       INCOME 4
                                            (NPI)          (NPM)          (NPT)
-------------------------------------------------------------------------------
Cost of investments                $1,402,918,011   $907,384,619   $862,610,208
===============================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2006, were as follows:

                                            PREMIUM       PREMIUM       PREMIUM
                                             INCOME      INCOME 2      INCOME 4
                                              (NPI)         (NPM)         (NPT)
-------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                         $57,772,323   $40,820,242   $40,043,033
   Depreciation                          (5,847,642)   (1,702,389)   (3,348,177)
-------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments        $51,924,681   $39,117,853   $36,694,856
===============================================================================

The tax components of undistributed net investment income and net realized gains at October 31, 2005, the Funds' last tax year end, were as follows:

                                                  PREMIUM      PREMIUM      PREMIUM
                                                   INCOME     INCOME 2     INCOME 4
                                                    (NPI)        (NPM)        (NPT)
-----------------------------------------------------------------------------------
Undistributed net tax-exempt income *          $7,430,722   $5,088,588   $4,400,045
Undistributed net ordinary income **               98,830       26,320        4,412
Undistributed net long-term capital gains              --    2,999,374           --
===================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 3, 2005, paid on November 1, 2005.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended October 31, 2005, the Funds' last tax year end, was designated for purposes of the dividends paid deduction as follows:

                                                     PREMIUM       PREMIUM       PREMIUM
                                                      INCOME      INCOME 2      INCOME 4
                                                       (NPI)         (NPM)         (NPT)
----------------------------------------------------------------------------------------
Distributions from net tax-exempt income         $68,878,627   $45,079,031   $42,030,160
Distributions from net ordinary income **                 --       126,711            --
Distributions from net long-term capital gains            --     4,324,841            --
========================================================================================
**   Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



At October 31, 2005, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                      PREMIUM           PREMIUM
                                                       INCOME          INCOME 4
                                                        (NPI)             (NPT)
-------------------------------------------------------------------------------
Expiration year:
   2008                                            $       --      $  2,151,015
   2009                                                    --                --
   2010                                               695,347        18,079,555
   2011                                             6,263,502        24,792,603
   2012                                                    --                --
   2013                                                    --         6,161,830
-------------------------------------------------------------------------------
Total                                              $6,958,849       $51,185,003
===============================================================================

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS
(INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of April 30, 2006, the complex-level fee rate was .1888%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion(2)                                    .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.


The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to their Directors who are affiliated with the Adviser or to their Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors has adopted a deferred compensation plan for independent Directors that enables Directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 1, 2006, to shareholders of record on May 15, 2006, as follows:

                                              PREMIUM      PREMIUM      PREMIUM
                                               INCOME     INCOME 2     INCOME 4
                                                (NPI)        (NPM)        (NPT)
-------------------------------------------------------------------------------
Dividend per share                             $.0625       $.0640       $.0575
===============================================================================

                        Financial
                               HIGHLIGHTS (Unaudited)

          Selected data for a Common share outstanding throughout each period:

                                                   Investment Operations                               Less Distributions
                              ---------------------------------------------------------------  ----------------------------------
                                                       Distributions    Distributions
                                                            from Net             from                   Net
                   Beginning                              Investment          Capital            Investment   Capital
                      Common                      Net      Income to         Gains to             Income to  Gains to
                       Share         Net    Realized/      Preferred        Preferred                Common    Common
                   Net Asset  Investment   Unrealized         Share-           Share-                Share-    Share-
                       Value      Income   Gain (Loss)       holders+         holders+    Total     holders   holders       Total
=================================================================================================================================
PREMIUM INCOME (NPI)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(a)               $14.85       $ .48       $ (.03)         $(.12)            $ --     $ .33       $(.39)      $--     $ (.39)
2005                   15.20         .98         (.26)          (.16)              --       .56        (.91)       --       (.91)
2004                   14.87        1.01          .36           (.08)              --      1.29        (.96)       --       (.96)
2003                   14.87        1.05         (.03)          (.07)              --       .95        (.95)       --       (.95)
2002                   15.27        1.10         (.48)          (.11)              --       .51        (.91)       --       (.91)
2001                   14.23        1.12          .98           (.26)              --      1.84        (.80)       --       (.80)

PREMIUM INCOME 2 (NPM)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(a)                15.07         .49         (.09)          (.11)            (.01)      .28        (.40)     (.06)      (.46)
2005                   15.53         .98         (.24)          (.16)            (.01)      .57        (.93)     (.10)     (1.03)
2004                   15.09        1.02          .48           (.08)              --      1.42        (.98)       --       (.98)
2003                   15.27        1.08         (.10)          (.07)            (.01)      .90        (.98)     (.10)     (1.08)
2002                   15.53        1.17         (.30)          (.11)            (.01)      .75        (.96)     (.05)     (1.01)
2001                   14.75        1.21          .73           (.27)              --      1.67        (.89)       --       (.89)

PREMIUM INCOME 4 (NPT)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(a)                13.38         .45         (.09)          (.11)              --       .25        (.36)       --       (.36)
2005                   13.54         .91         (.10)          (.16)              --       .65        (.81)       --       (.81)
2004                   13.15         .94          .40           (.08)              --      1.26        (.87)       --       (.87)
2003                   13.46         .93         (.32)          (.07)              --       .54        (.85)       --       (.85)
2002                   14.22        1.00         (.80)          (.11)              --       .09        (.85)       --       (.85)
2001                   13.54        1.08          .66           (.25)              --      1.49        (.81)       --       (.81)
=================================================================================================================================
                                                    Total Returns
                                                 -------------------
                                                               Based
                          Ending                                  on
                          Common                  Based       Common
                           Share      Ending         on    Share Net
                       Net Asset      Market     Market        Asset
                           Value       Value      Value**      Value**
======================================================================
PREMIUM INCOME (NPI)
----------------------------------------------------------------------
Year Ended 10/31:
2006(a)                   $14.79      $13.54       0.39%        2.24%
2005                       14.85       13.87       3.37         3.71
2004                       15.20       14.30       8.82         9.00
2003                       14.87       14.06       6.48         6.58
2002                       14.87       14.11       5.51         3.47
2001                       15.27       14.25      26.60        13.22

PREMIUM INCOME 2 (NPM)
----------------------------------------------------------------------
Year Ended 10/31:
2006(a)                    14.89       13.70       1.39         1.86
2005                       15.07       13.97       2.98         3.71
2004                       15.53       14.57       9.48         9.77
2003                       15.09       14.25       6.57         6.07
2002                       15.27       14.40       5.59         5.03
2001                       15.53       14.61      17.31        11.63

PREMIUM INCOME 4 (NPT)
----------------------------------------------------------------------
Year Ended 10/31:
2006(a)                    13.27       12.17       1.76%        1.88%
2005                       13.38       12.31       3.07         4.87
2004                       13.54       12.74       8.98         9.90
2003                       13.15       12.52       3.09         4.12
2002                       13.46       12.97        .52          .76
2001                       14.22       13.75      18.68        11.28
======================================================================
                                                          Ratios/Supplemental Data
                         ----------------------------------------------------------------------------------------
                                            Before Credit/Refund          After Credit/Refund***
                                         --------------------------     --------------------------
                                                       Ratio of Net                   Ratio of Net
                                           Ratio of      Investment       Ratio of      Investment
                               Ending      Expenses       Income to       Expenses       Income to
                                  Net    to Average         Average     to Average         Average
                               Assets    Net Assets      Net Assets     Net Assets      Net Assets
                           Applicable    Applicable      Applicable     Applicable      Applicable     Portfolio
                            to Common     to Common       to Common      to Common          Common      Turnover
                         Shares (000)        Shares++        Shares++       Shares++        Shares++        Rate
=================================================================================================================
PREMIUM INCOME (NPI)
-----------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(a)                      $943,576          1.20%*          6.45%*         1.20%*          6.45%*           7%
2005                          947,446          1.19            6.44           1.18            6.45            20
2004                          969,539          1.21            6.76           1.20            6.76            17
2003                          948,312          1.22            7.02           1.22            7.02            24
2002                          948,726          1.22            7.39           1.22            7.39             4
2001                          974,272          1.22            7.49           1.21            7.50            20

PREMIUM INCOME 2 (NPM)
-----------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(a)                       612,080          1.20*           6.49*          1.19*           6.49*            9
2005                          619,282          1.20            6.40           1.19            6.40            15
2004                          637,981          1.21            6.75           1.21            6.76            23
2003                          619,916          1.22            7.06           1.21            7.07            21
2002                          627,659          1.22            7.70           1.21            7.71            21
2001                          638,365          1.23            7.93           1.21            7.95            12

PREMIUM INCOME 4 (NPT)
-----------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(a)                       573,783          1.23*           6.80*          1.21*           6.82*            1
2005                          578,517          1.26            6.63           1.22            6.66             7
2004                          585,284          1.30            7.10           1.29            7.10             6
2003                          568,776          1.36            6.95           1.35            6.96            17
2002                          581,961          1.36            7.36           1.35            7.37            16
2001                          614,989          1.34            7.73           1.33            7.74            10
=================================================================================================================
                        Preferred Shares at End of Period
                      ------------------------------------
                        Aggregate  Liquidation
                           Amount   and Market       Asset
                      Outstanding        Value    Coverage
                            (000)    Per Share   Per Share
==========================================================
PREMIUM INCOME (NPI)
----------------------------------------------------------
Year Ended 10/31:
2006(a)                  $525,000      $25,000     $69,932
2005                      525,000       25,000      70,116
2004                      525,000       25,000      71,169
2003                      525,000       25,000      70,158
2002                      525,000       25,000      70,177
2001                      525,000       25,000      71,394

PREMIUM INCOME 2 (NPM)
----------------------------------------------------------
Year Ended 10/31:
2006(a)                   347,000       25,000      69,098
2005                      347,000       25,000      69,617
2004                      347,000       25,000      70,964
2003                      347,000       25,000      69,663
2002                      347,000       25,000      70,220
2001                      347,000       25,000      70,992

PREMIUM INCOME 4 (NPT)
----------------------------------------------------------
Year Ended 10/31:
2006(a)                   338,400       25,000      67,389
2005                      338,400       25,000      67,739
2004                      338,400       25,000      68,239
2003                      338,400       25,000      67,019
2002                      338,400       25,000      67,983
2001                      338,400       25,000      70,434
==========================================================

*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and legal fee refund, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a)  For the six months ended April 30, 2006.

                                 See accompanying notes to financial statements.


                                  60-61 spread

Reinvest Automatically
         EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN EXCHANGE-TRADED CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Exchange-Traded Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION



QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.


GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

MODIFIED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL



Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $145 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                                o  Share prices
                                o  Fund details
                Learn more      o  Daily financial news
     about Nuveen Funds at      o  Investor education
        WWW.NUVEEN.COM/CEF      o  Interactive planning tools


Logo: NUVEEN Investments


                                                                     ESA-E-0406D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During this reporting period, the registrant's Board of Directors implemented a change to the procedures by which shareholders may recommend nominees to the registrant's board of directors by amending the registrant's by-laws to include a provision specifying the date by which shareholder nominations for election as director at a subsequent meeting must be submitted to the registrant. Shareholders must deliver or mail notice to the registrant not less than forty-five days nor more than sixty days prior to the first anniversary date of the date on which the registrant first mailed its proxy materials for the prior year's annual meeting; provided, however, if an only if the annual meeting is not scheduled to be held within a period that commences thirty days before the first anniversary date of the annual meeting for the preceding year and ends thirty days after such anniversary date (an annual meeting date outside such period being referred to as an "Other Annual Meeting Date" hereafter), the shareholder notice must be given no later than the close of business on the date forty-five days prior to such Other Annual Meeting Date or the tenth business day following the date such Other Annual Meeting Date is first publicly announced or disclosed. The shareholder's notice must be in writing and set forth the name, age, date of birth, business address, residence address and nationality of the person(s) being nominated and the class or series, number of all shares of the registrant owned of record or beneficially be each such person(s), any other information regarding such person required by Item 401 of Regulation S-K or Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended, any other information regarding the person(s) to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of directors, and whether such shareholder believes any nominee is or will be an "interested person" (as that term is defined in the Investment Company Act of 1940, as amended) of the registrant or sufficient information to enable the registrant to make that determination and the written and signed consent of the person(s) to be nominated.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Premium Income Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: July 7, 2006
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: July 7, 2006
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By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: July 7, 2006
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.